UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2021

A balanced approach
that seeks to build
and preserve wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class R-6 shares. Class A share results are shown at net asset value unless otherwise indicated. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2021 (the most recent calendar quarter-end). Class A share returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2022 (unaudited). The expense ratios are as of each fund’s prospectus available at the time of publication.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*	Expense ratios

Class R-6 shares
American Funds 2065 Target Date Retirement Fund®	25.67%	—	—	38.06%	0.44	%†
American Funds 2060 Target Date Retirement Fund®	25.65	13.97%	—	11.55	0.38
American Funds 2055 Target Date Retirement Fund®	25.54	13.98	13.56%	11.96	0.38
American Funds 2050 Target Date Retirement Fund®	25.44	13.99	13.56	8.69	0.37
American Funds 2045 Target Date Retirement Fund®	25.02	13.79	13.45	8.63	0.37
American Funds 2040 Target Date Retirement Fund®	24.39	13.52	13.30	8.53	0.36
American Funds 2035 Target Date Retirement Fund®	22.19	12.79	12.85	8.25	0.35
American Funds 2030 Target Date Retirement Fund®	18.14	11.12	11.94	7.69	0.33
American Funds 2025 Target Date Retirement Fund®	15.29	9.74	10.87	6.99	0.31
American Funds 2020 Target Date Retirement Fund®	13.39	8.36	9.36	6.21	0.30
American Funds 2015 Target Date Retirement Fund®	13.04	7.68	8.48	5.89	0.29
American Funds 2010 Target Date Retirement Fund®	11.52	7.11	7.72	5.53	0.28

Class A shares
American Funds 2065 Target Date Retirement Fund®	17.96%	—	—	32.27%	0.83	%†
American Funds 2060 Target Date Retirement Fund®	17.95	12.26%	—	10.16	0.71
American Funds 2055 Target Date Retirement Fund®	17.90	12.28	12.52%	11.03	0.70
American Funds 2050 Target Date Retirement Fund®	17.83	12.27	12.50	7.90	0.69
American Funds 2045 Target Date Retirement Fund®	17.42	12.08	12.41	7.84	0.68
American Funds 2040 Target Date Retirement Fund®	16.81	11.82	12.25	7.74	0.68
American Funds 2035 Target Date Retirement Fund®	14.83	11.11	11.83	7.48	0.67
American Funds 2030 Target Date Retirement Fund®	10.97	9.45	10.91	6.91	0.66
American Funds 2025 Target Date Retirement Fund®	8.30	8.07	9.83	6.21	0.64
American Funds 2020 Target Date Retirement Fund®	6.51	6.72	8.35	5.43	0.64
American Funds 2015 Target Date Retirement Fund®	6.11	6.04	7.45	5.09	0.62
American Funds 2010 Target Date Retirement Fund®	4.76	5.47	6.71	4.74	0.61

*	Since February 1, 2007, for all funds except 2065 Fund, which commenced operations on March 27, 2020, 2060 Fund, which commenced operations on March 27, 2015, and 2055 Fund, which commenced operations on February 1, 2010.
†	The net expense ratios for American Funds 2065 Target Date Retirement Fund were 0.40% for Class R-6 shares and 0.79% for Class A shares as of the series prospectus dated January 1, 2022 (unaudited).

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Results at a glance

6	The value of a $10,000 investment

9	Investment approach for American Funds Target Date Retirement Series

10	Investment portfolios

34	Financial statements

112	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for American Funds Target Date Retirement Series, for the fiscal year ended October 31, 2021.

All 12 of the funds in the series experienced positive full-year returns of 15% or more, led by the 2065 fund’s 35.09% return. Eight of the funds exceeded their respective S&P Target Date Index (as shown in the table on pages 4 and 5). Over the lifetime of the funds in the series, all 12 funds exceeded their benchmark’s average annual total return, led by the 2045 fund’s 1.64% advantage. Going forward, the series will be using the S&P Target Date Index (as opposed to the S&P Target Date Through Index) as its primary prospectus benchmark index because the S&P Target Date Index is more similar to how the series is managed.

We continue to maintain a long-term perspective regarding the series’ results — balancing investors’ need to build wealth with the need to preserve it near and during retirement. Although comparisons with indexes can provide insights, we believe a comparison of absolute returns should be accompanied by an analysis of risk to fully assess whether a target date series is meeting its objectives.

About the series

American Funds Target Date Retirement Series was created by the American Funds Portfolio Oversight Committee (POC), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the POC carefully selected a mix of individual American Funds, employing an objective-based framework supported by rigorous analysis. The mix of funds focuses on growth while retirement is at a distance and becomes more income-oriented near and during retirement. This gradual shift over the course of time is referred to as the “glide path.” This strategic approach and use of broadly diversified funds have helped the series weather challenging market environments.

Effective January 1, 2020, the POC was split into two distinct teams, one of which — the Target Date Solutions Committee — oversees American Funds Target Date Retirement Series. The Target Date Solutions Committee includes prior POC members Joanna F. Jonsson, Wesley Phoa and Brad Vogt, and additional portfolio managers Michelle Black, David Hoag, Samir Mathur and Shannon Ward.

The economy

It would be difficult to overstate the magnitude of political and socioeconomic change we have experienced over the reporting period, which began November 1, 2020. At the time of our last annual report, the U.S. was facing a presidential election. The Democratic win strongly influenced the course of the economic recovery after the pandemic-induced shutdown in the U.S. Very quickly the country set out on a path of stimulative fiscal policy after President Biden signed the $1.9 trillion COVID-19 relief bill on March 11, 2021. Now we are seeing efforts toward a general rebalancing of fiscal and monetary policy in an environment in which inflation has become a more serious concern. Looser fiscal policy was a boon

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower and net expenses higher. The investment adviser is currently reimbursing a portion of other expenses for 2065 Fund. This reimbursement will be in effect through at least January 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

American Funds Target Date Retirement Series	1

to recovery and market strength in the U.S. and, generally, around the world. We believe the U.S. Federal Reserve won’t hike rates soon, but apprehension over the potential tapering of quantitative easing has made markets somewhat jittery.

The U.S. rapidly set a strong pace of vaccinations. From a global perspective, through the spring and summer, a dedicated push to make COVID-19 vaccines available in developed countries led to a faster-than-expected opening of the global economy, and hence a stronger recovery. The pace of vaccination in developing countries has been much slower, with a devastating wave of infections hitting India in March and April. However, the encouraging pace of vaccinations in India since then has created more optimism worldwide regarding possibilities of recovery in other developing countries.

The robust recovery in the early-to-middle part of the reporting period created expectations of a Roaring ’20s effect. But rather than a sharp, steady rise destined to end in speculative excess, the current market environment is following a path of marked fluctuations. These current contractions are, in part, the result of severe supply chain problems that have caused slowdowns. The very complex “Just In Time” supply chain that global commerce has relied on since the mid-’90s did not adapt to the pandemic, and this was reflected in disrupted and strained factory operations along with general chaos in shipping. In addition, a tightening in the labor market boosted labor bargaining power to levels not seen in 20 years. Many workers who were forced out by the shutdown chose other types of employment arrangements, or retirement, leading to labor shortages in many sectors. The longer term impact on firms’ costs and profit margins remains uncertain.

Finally, developments in China have generated, and will continue to cause, global spillovers. The general tightening by the Chinese government and its desire to exert more central control over property and tech companies was blamed for a deep contraction in August, with retail sales growth dropping to 2.5%, a number that was much worse than expected. Chinese commerce is slowing, with auto sales and property sector difficulties serving to underscore the wariness of consumers. Massive declines in China’s equity indexes were triggered by regulatory tightening in certain sectors such as tech and education services, and later by default fears for real-estate conglomerate Evergrande and the property sector generally.

The stock market

The stock market continued to rally strongly, particularly in the U.S. Within the market, there were notable shifts in the relative performance of growth and value stocks. Growth had outpaced value for years, but, at the beginning of the reporting period, value stocks surged. However, this did not result in value taking and holding the dominant position. Rather, leadership shifted back and forth throughout the year, as sentiment on cyclical stocks rose and fell alongside developments throughout the pandemic.

Volatility picked up in September as a number of factors converged: new surges in COVID-19 cases in many countries, a worsening of global supply chain problems, continued high inflation, political difficulties in the U.S. around large spending bills and the debt ceiling, and negative developments in China. Equities subsequently recovered, but uncertainty remains elevated.

The bond market

Shifting ground was also the story during the reporting period for the bond market, with rates rising and falling. In the fourth-quarter of 2020, central banks around the world signaled their intention to loosen monetary policy by cutting interest rates and ramping up stimulus efforts to counterbalance the damaging effects of the pandemic. However, by first-quarter 2021, bonds surged and curves steepened due to inflation fears following extraordinary injections of cash in the form of the COVID-19 relief bill. Since second-quarter 2021, Treasury yields have seesawed while the curve has flattened.

Especially important to note has been the relentless global demand for yield and spread throughout the reporting period. Credit fundamentals trended positive and corporate bonds did better than many market watchers expected after the pandemic. This effect was aided by companies coming to market with bigger deals that were readily absorbed.

We have been more cautious about corporates than usual, but at the same time, we have harvested value in

2	American Funds Target Date Retirement Series

numerous credit-specific ideas. We constantly evaluate risk and opportunity as we invest.

Inside the series

Over the fiscal year, eight of the funds — all of which were near-term vintages — beat their respective S&P Target Date Index. These funds benefitted by the strong performance of the underlying fixed income funds, resulting in a positive excess return versus their respective benchmarks for seven out of the eight underlying funds. American High-Income Trust® led the way with a 15.17% gain for the fiscal year, outpacing its benchmark by 4.64%. American Funds Inflation Linked Bond Fund® was the laggard in this group, rising 5.45% for the fiscal year versus a 7.07% gain for its benchmark.

The series’ underlying equity funds mostly trailed their indexes as dividend-paying stocks — which are a focus of many of the underlying equity strategies held by the series — lagged their more growth-oriented peers throughout the fiscal year.

Over the long term, the series has demonstrated strong results: All 12 funds beat their respective S&P Target Date Index since inception by an average of 1.14% per year.

Moving forward

In volatile and rapidly shifting markets such as those seen this year and likely to be seen in the near term, we take extra care to evaluate all possible outcomes. However, we continue to manage the series to achieve its long-term objective.

There are two long-term views on the equity market: first, that positive long-term structural changes regarding the environment are upon us and will be for a sustained period. Secondly, while we’ve been through a seven-year period in which dividend payers have trailed growth, we have not abandoned the idea that it is important to invest in solid, stable, mature companies that we believe are likely to live up to their commitments. Careful stock selection always remains at the core of our investment process.

We continue to encourage you to take a long-term view on investing. As always, we thank you for your trust in our efforts and look forward to reporting to you in the next year.

Cordially,

Bradley J. Vogt
President

December 7, 2021

For current information about the series, visit capitalgroup.com.

American Funds Target Date Retirement Series	3

Results at a glance

For periods ended October 31, 2021, with all distributions reinvested for Class R-6 and A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund
Class R-6 shares	35.09%	—	—	40.14%[1]
Class A shares	34.61	—	—	39.62	[1]
Standard & Poor’s Target Date 2065+ Index	35.42	—	—	39.18	[1]
Standard & Poor’s Target Date Through 2065+ Index	35.88	—	—	39.81	[1]

American Funds 2060 Target Date Retirement Fund
Class R-6 shares	35.07	15.56%	—	12.26	[2]
Class A shares	34.65	15.19	—	11.89	[2]
Standard & Poor’s Target Date 2060 Index	35.29	13.91	—	10.65	[2]
Standard & Poor’s Target Date Through 2060 Index	35.82	14.10	—	10.78	[2]

American Funds 2055 Target Date Retirement Fund
Class R-6 shares	35.03	15.60	13.16%	12.36	[3]
Class A shares	34.62	15.22	12.80	12.00	[3]
Standard & Poor’s Target Date 2055 Index	35.43	13.78	11.70	11.26	[3]
Standard & Poor’s Target Date Through 2055 Index	36.03	14.08	11.92	11.45	[3]

American Funds 2050 Target Date Retirement Fund
Class R-6 shares	34.84	15.57	13.16	9.02
Class A shares	34.41	15.19	12.78	8.67
Standard & Poor’s Target Date 2050 Index	34.99	13.63	11.54	7.47
Standard & Poor’s Target Date Through 2050 Index	35.79	14.03	11.88	7.79

American Funds 2045 Target Date Retirement Fund
Class R-6 shares	34.26	15.36	13.05	8.95
Class A shares	33.82	14.99	12.68	8.60
Standard & Poor’s Target Date 2045 Index	34.00	13.32	11.27	7.31
Standard & Poor’s Target Date Through 2045 Index	35.35	13.85	11.76	7.69

American Funds 2040 Target Date Retirement Fund
Class R-6 shares	33.36	15.06	12.88	8.84
Class A shares	32.90	14.68	12.51	8.49
Standard & Poor’s Target Date 2040 Index	32.14	12.87	10.92	7.21
Standard & Poor’s Target Date Through 2040 Index	33.27	13.37	11.46	7.60

American Funds 2035 Target Date Retirement Fund
Class R-6 shares	30.26	14.21	12.41	8.53
Class A shares	29.81	13.82	12.04	8.18
Standard & Poor’s Target Date 2035 Index	29.02	12.10	10.39	6.95
Standard & Poor’s Target Date Through 2035 Index	30.05	12.59	10.98	7.35

American Funds 2030 Target Date Retirement Fund
Class R-6 shares	24.76	12.31	11.42	7.91
Class A shares	24.40	11.93	11.05	7.56
Standard & Poor’s Target Date 2030 Index	24.57	11.00	9.63	6.60
Standard & Poor’s Target Date Through 2030 Index	25.95	11.57	10.30	7.02

American Funds 2025 Target Date Retirement Fund
Class R-6 shares	20.81	10.71	10.33	7.17
Class A shares	20.37	10.33	9.96	6.82
Standard & Poor’s Target Date 2025 Index	20.73	9.95	8.83	6.27
Standard & Poor’s Target Date Through 2025 Index	22.94	10.65	9.61	6.67

See page 5 for footnotes.

4	American Funds Target Date Retirement Series

Results at a glance (continued)

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2020 Target Date Retirement Fund
Class R-6 shares	18.00%	9.18%	8.93%	6.36%
Class A shares	17.65	8.81	8.56	6.00
Standard & Poor’s Target Date 2020 Index	16.81	8.81	7.98	5.87
Standard & Poor’s Target Date Through 2020 Index	19.45	9.66	8.77	6.24

American Funds 2015 Target Date Retirement Fund
Class R-6 shares	17.31	8.42	8.13	6.02
Class A shares	16.91	8.06	7.76	5.65
Standard & Poor’s Target Date 2015 Index	15.43	8.21	7.31	5.59
Standard & Poor’s Target Date Through 2015 Index	16.39	8.71	7.92	5.97

American Funds 2010 Target Date Retirement Fund
Class R-6 shares	15.36	7.78	7.43	5.65
Class A shares	14.96	7.40	7.06	5.28
Standard & Poor’s Target Date 2010 Index	13.13	7.40	6.48	5.19
Standard & Poor’s Target Date Through 2010 Index	14.57	7.87	7.06	5.65

Standard & Poor’s 500 Composite Index	42.91	18.93	16.21	10.42
MSCI All Country World Index (ACWI) ex USA	29.66	9.77	6.66	3.76
Bloomberg U.S. Aggregate Index	–0.48	3.10	3.00	4.16

The S&P Target Date Indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used. The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent fiscal year-end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.

American Funds Target Date Retirement Series	5

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2021, with all distributions reinvested)

Fund results shown are for Class R-6 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on a $10,000 investment1; thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

2065 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	Lifetime (since 3/27/20)

Class R-6 shares	35.09%	40.14%
Class A shares*	26.89	34.54

*	Assumes payment of the maximum 5.75% sales charge.

2060 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 3/27/15)

Class R-6 shares	35.07%	15.56%	12.26%
Class A shares*	26.90	13.82	10.89

*	Assumes payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	35.03%	15.60%	13.16%
Class A shares*	26.90	13.86	12.13

*	Assumes payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	34.84%	15.57%	13.16%
Class A shares*	26.66	13.84	12.12

*	Assumes payment of the maximum 5.75% sales charge.

See page 8 for footnotes.

6	American Funds Target Date Retirement Series

2045 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	34.26%	15.36%	13.05%
Class A shares*	26.16	13.63	12.02

*	Assumes payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	33.36%	15.06%	12.88%
Class A shares*	25.22	13.33	11.85

*	Assumes payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	30.26%	14.21%	12.41%
Class A shares*	22.34	12.48	11.38

*	Assumes payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	24.76%	12.31%	11.42%
Class A shares*	17.26	10.62	10.40

*	Assumes payment of the maximum 5.75% sales charge.

See page 8 for footnotes.

American Funds Target Date Retirement Series	7

2025 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	20.81%	10.71%	10.33%
Class A shares*	13.42	9.04	9.32

*	Assumes payment of the maximum 5.75% sales charge.

2020 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	18.00%	9.18%	8.93%
Class A shares*	10.86	7.53	7.92

*	Assumes payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	17.31%	8.42%	8.13%
Class A shares*	10.22	6.79	7.12

*	Assumes payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	10 years

Class R-6 shares	15.36%	7.78%	7.43%
Class A shares*	8.38	6.14	6.43

*	Assumes payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[3]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

8	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 10 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner.

American Funds Target Date Retirement Series glide path

Distinguishing points of our glide path

•	The funds in the series are managed for approximately 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee frequently monitors the funds in the series. Investment professionals manage the portfolio, moving it from a more growth-oriented strategy to a more income-oriented focus as the target date gets closer. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that does not guarantee investors’ retirement goals will be met. The target allocations shown are as of October 31, 2021, and are subject to the oversight committee’s discretion. The investment adviser anticipates assets will be invested within a range that deviates no more than 10% above or below the allocations shown in the prospectus/characteristics statement. Underlying funds may be added or removed during the year. Visit capitalgroup.com for current allocations. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	9

American Funds 2065 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	535,660	$38,455
SMALLCAP World Fund, Inc., Class R-6[1]	407,190	38,455
AMCAP Fund, Class R-6	567,302	26,918
The Growth Fund of America, Class R-6	326,245	26,918
The New Economy Fund, Class R-6	281,022	19,228
New World Fund, Inc., Class R-6	163,378	15,382
EuroPacific Growth Fund, Class R-6	109,201	7,691
		173,047

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	579,491	38,455
Fundamental Investors, Class R-6	434,138	34,609
The Investment Company of America, Class R-6	579,796	30,764
Washington Mutual Investors Fund, Class R-6	520,806	30,764
American Mutual Fund, Class R-6	363,950	19,228
		153,820

Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	480,327	19,228
American Balanced Fund, Class R-6	572,588	19,227
		38,455

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,360,757	19,228

Total investment securities 100% (cost: $347,568,000)		384,550
Other assets less liabilities 0%		(88)

Net assets 100%		$384,462

10	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$3,048	$31,737	$784	$(12)	$4,466	$38,455	$21	$207
SMALLCAP World Fund, Inc., Class R-6[1]	3,048	32,716	785	(21)	3,497	38,455	—	83
AMCAP Fund, Class R-6	3,048	21,175	732	(9)	3,436	26,918	23	704
The Growth Fund of America, Class R-6	3,048	20,527	708	(16)	4,067	26,918	27	208
The New Economy Fund, Class R-6	1,742	15,979	446	(13)	1,966	19,228	9	73
New World Fund, Inc., Class R-6	1,742	13,266	397	(4)	775	15,382	13	—
EuroPacific Growth Fund, Class R-6	1,742	8,838	3,363	1	473	7,691	18	196
						173,047
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	3,048	33,719	753	(2)	2,443	38,455	337	—
Fundamental Investors, Class R-6	3,484	28,912	855	(1)	3,069	34,609	242	593
The Investment Company of America, Class R-6	3,919	24,533	1,537	19	3,830	30,764	261	160
Washington Mutual Investors Fund, Class R-6	3,920	24,975	1,491	11	3,349	30,764	305	664
American Mutual Fund, Class R-6	3,484	17,799	4,686	229	2,402	19,228	241	—
International Growth and Income Fund, Class R-6	1,741	4,768	7,307	799	(1)	—	45	—
						153,820
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,174	16,651	538	1	940	19,228	205	—
American Balanced Fund, Class R-6	2,174	16,377	546	(1)	1,223	19,227	154	156
						38,455
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,201	17,968	697	(22)	(222)	19,228	140	158
Total 100%				$959	$35,713	$384,550	$2,041	$3,202

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	11

American Funds 2060 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	8,411,603	$603,869
SMALLCAP World Fund, Inc., Class R-6[1]	6,261,628	591,348
The Growth Fund of America, Class R-6	5,153,901	425,249
AMCAP Fund, Class R-6	8,870,099	420,886
The New Economy Fund, Class R-6	4,372,723	299,182
New World Fund, Inc., Class R-6	2,502,633	235,623
EuroPacific Growth Fund, Class R-6	1,664,504	117,231
		2,693,388

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	9,012,959	598,100
Fundamental Investors, Class R-6	6,752,119	538,279
The Investment Company of America, Class R-6	9,017,804	478,484
Washington Mutual Investors Fund, Class R-6	8,100,284	478,484
American Mutual Fund, Class R-6	5,659,565	298,995
		2,392,342

Balanced funds 10%
American Balanced Fund, Class R-6	8,899,822	298,856
American Funds Global Balanced Fund, Class R-6	7,465,779	298,855
		597,711

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	21,136,795	298,663

Total investment securities 100% (cost: $4,712,345,000)		5,982,104
Other assets less liabilities 0%		(1,065)

Net assets 100%		$5,981,039

12	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$229,452	$267,640	$8,561	$1,700	$113,638	$603,869	$1,059	$10,514
SMALLCAP World Fund, Inc., Class R-6[1]	229,434	266,554	15,439	3,464	107,335	591,348	—	4,249
The Growth Fund of America, Class R-6	229,452	100,825	10,096	1,622	103,446	425,249	1,381	10,591
AMCAP Fund, Class R-6	229,452	105,588	5,612	980	90,478	420,886	1,168	18,129
The New Economy Fund, Class R-6	131,393	117,980	2,981	686	52,104	299,182	456	3,738
New World Fund, Inc., Class R-6	132,158	70,575	4,439	988	36,341	235,623	679	—
EuroPacific Growth Fund, Class R-6	131,906	49,729	95,255	15,963	14,888	117,231	759	4,117
						2,693,388
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	229,539	293,633	7,083	1,096	80,915	598,100	7,381	—
Fundamental Investors, Class R-6	262,482	184,687	7,493	1,314	97,289	538,279	6,478	12,413
The Investment Company of America, Class R-6	295,437	106,641	38,924	3,880	111,450	478,484	6,334	3,352
Washington Mutual Investors Fund, Class R-6	296,272	118,420	41,563	4,790	100,565	478,484	7,573	16,622
American Mutual Fund, Class R-6	263,342	91,724	139,088	16,773	66,244	298,995	6,318	—
International Growth and Income Fund, Class R-6	130,810	20,503	192,234	38,869	2,052	—	1,495	—
						2,392,342
Balanced funds 10%
American Balanced Fund, Class R-6	166,133	100,470	3,839	393	35,699	298,856	3,679	6,082
American Funds Global Balanced Fund, Class R-6	166,132	102,491	4,908	468	34,672	298,855	4,617	—
						597,711
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	172,151	140,845	4,072	91	(10,352)	298,663	3,088	7,380
Total 100%				$93,077	$1,036,764	$5,982,104	$52,465	$97,187

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	13

American Funds 2055 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	17,309,848	$1,242,674
SMALLCAP World Fund, Inc., Class R-6[1]	12,887,749	1,217,119
The Growth Fund of America, Class R-6	11,061,606	912,693
AMCAP Fund, Class R-6	19,044,062	903,641
The New Economy Fund, Class R-6	9,364,357	640,709
New World Fund, Inc., Class R-6	5,308,442	499,790
EuroPacific Growth Fund, Class R-6	3,521,614	248,027
American Funds Global Insight Fund, Class R-6	4,565,245	99,751
		5,764,404

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	19,191,010	1,273,515
Fundamental Investors, Class R-6	14,372,236	1,145,755
Washington Mutual Investors Fund, Class R-6	17,439,309	1,030,140
The Investment Company of America, Class R-6	18,353,044	973,813
American Mutual Fund, Class R-6	12,996,600	686,610
		5,109,833

Balanced funds 10%
American Balanced Fund, Class R-6	18,978,925	637,312
American Funds Global Balanced Fund, Class R-6	15,920,353	637,292
		1,274,604

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	44,957,922	635,255

Total investment securities 100% (cost: $9,684,925,000)		12,784,096
Other assets less liabilities 0%		(2,326)

Net assets 100%		$12,781,770

14	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$553,756	$460,793	$29,954	$7,373	$250,706	$1,242,674	$2,538	$25,203
SMALLCAP World Fund, Inc., Class R-6[1]	569,913	455,000	62,446	13,763	240,889	1,217,119	—	10,197
The Growth Fund of America, Class R-6	553,775	161,036	41,955	7,085	232,752	912,693	3,310	25,390
AMCAP Fund, Class R-6	554,919	149,156	10,129	3,983	205,712	903,641	2,802	41,352
The New Economy Fund, Class R-6	321,591	208,122	9,652	3,006	117,642	640,709	1,094	8,969
New World Fund, Inc., Class R-6	321,162	102,247	12,602	3,489	85,494	499,790	1,630	—
EuroPacific Growth Fund, Class R-6	320,030	77,053	223,422	42,425	31,941	248,027	1,801	9,263
American Funds Global Insight Fund, Class R-6	—	95,456	113	5	4,403	99,751	—	—
						5,764,404
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	560,776	543,002	21,811	4,306	187,242	1,273,515	16,520	—
Fundamental Investors, Class R-6	639,235	298,321	21,705	4,679	225,225	1,145,755	14,830	27,647
Washington Mutual Investors Fund, Class R-6	719,487	191,027	126,358	16,015	229,969	1,030,140	17,249	37,768
The Investment Company of America, Class R-6	719,487	137,862	148,153	19,935	244,682	973,813	14,116	7,185
American Mutual Fund, Class R-6	639,234	160,608	309,919	40,402	156,285	686,610	14,861	—
International Growth and Income Fund, Class R-6	318,319	21,017	437,394	93,357	4,701	—	3,453	—
						5,109,833
Balanced funds 10%
American Balanced Fund, Class R-6	406,187	159,504	12,111	2,232	81,500	637,312	8,305	14,344
American Funds Global Balanced Fund, Class R-6	406,355	163,238	15,112	2,052	80,759	637,292	10,369	—
						1,274,604
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	420,990	252,381	13,745	184	(24,555)	635,255	6,923	17,570
Total 100%				$264,291	$2,355,347	$12,784,096	$119,801	$224,888

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	15

American Funds 2050 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	26,685,587	$1,915,758
SMALLCAP World Fund, Inc., Class R-6[1]	18,985,789	1,793,018
The Growth Fund of America, Class R-6	18,207,830	1,502,328
AMCAP Fund, Class R-6	31,312,226	1,485,765
The New Economy Fund, Class R-6	14,197,036	971,361
New World Fund, Inc., Class R-6	7,781,738	732,651
American Funds Global Insight Fund, Class R-6	22,605,585	493,932
EuroPacific Growth Fund, Class R-6	5,765,493	406,064
		9,300,877

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	28,884,774	1,916,794
Fundamental Investors, Class R-6	22,528,255	1,795,952
Washington Mutual Investors Fund, Class R-6	28,714,118	1,696,143
American Mutual Fund, Class R-6	25,402,634	1,342,021
The Investment Company of America, Class R-6	24,867,786	1,319,485
		8,070,395

Equity-income funds 2%
The Income Fund of America, Class R-6	6,163,086	161,473
Capital Income Builder, Class R-6	2,337,315	161,462
		322,935

Balanced funds 11%
American Balanced Fund, Class R-6	36,054,101	1,210,697
American Funds Global Balanced Fund, Class R-6	26,049,367	1,042,756
		2,253,453

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	73,382,133	1,036,889

Total investment securities 100% (cost: $15,548,000,000)		20,984,549
Other assets less liabilities 0%		(3,560)

Net assets 100%		$20,980,989

16	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$964,778	$585,150	$53,935	$15,045	$404,720	$1,915,758	$4,341	$43,112
SMALLCAP World Fund, Inc., Class R-6[1]	992,745	490,417	109,401	26,497	392,760	1,793,018	—	17,467
The Growth Fund of America, Class R-6	971,953	178,402	51,603	12,308	391,268	1,502,328	5,663	43,437
AMCAP Fund, Class R-6	909,992	237,122	8,858	5,434	342,075	1,485,765	4,585	68,717
The New Economy Fund, Class R-6	557,935	228,451	12,248	4,511	192,712	971,361	1,883	15,442
New World Fund, Inc., Class R-6	543,084	88,624	47,869	3,741	145,071	732,651	2,807	—
American Funds Global Insight Fund, Class R-6	—	469,373	741	31	25,269	493,932	—	—
EuroPacific Growth Fund, Class R-6	541,651	96,891	358,437	72,975	52,984	406,064	3,084	15,408
						9,300,877
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	929,772	704,193	28,094	5,971	304,952	1,916,794	26,126	—
Fundamental Investors, Class R-6	1,062,274	386,727	30,309	6,340	370,920	1,795,952	24,171	44,694
Washington Mutual Investors Fund, Class R-6	1,199,249	251,048	161,302	22,859	384,289	1,696,143	28,581	63,019
American Mutual Fund, Class R-6	1,062,165	223,335	282,786	34,746	304,561	1,342,021	26,481	—
The Investment Company of America, Class R-6	1,199,249	135,912	433,068	67,516	349,876	1,319,485	21,424	9,986
International Growth and Income Fund, Class R-6	541,648	32,992	742,056	160,867	6,549	—	5,863	—
						8,070,395
Equity-income funds 2%
The Income Fund of America, Class R-6	52,150	93,926	671	147	15,921	161,473	3,135	—
Capital Income Builder, Class R-6	52,156	94,575	670	131	15,270	161,462	2,916	—
						322,935
Balanced funds 11%
American Balanced Fund, Class R-6	718,884	354,326	14,394	4,002	147,879	1,210,697	15,210	25,722
American Funds Global Balanced Fund, Class R-6	691,169	227,089	15,568	2,538	137,528	1,042,756	17,291	—
						2,253,453
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	706,638	384,822	13,233	325	(41,663)	1,036,889	11,540	29,757
Total 100%				$445,984	$3,942,941	$20,984,549	$205,101	$376,761

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	17

American Funds 2045 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 43%	Shares	Value (000)
New Perspective Fund, Class R-6	28,048,651	$2,013,613
SMALLCAP World Fund, Inc., Class R-6[1]	19,345,999	1,827,036
The Growth Fund of America, Class R-6	21,036,975	1,735,761
AMCAP Fund, Class R-6	36,287,203	1,721,828
The New Economy Fund, Class R-6	14,178,506	970,093
American Funds Global Insight Fund, Class R-6	37,179,555	812,373
New World Fund, Inc., Class R-6	7,484,533	704,669
EuroPacific Growth Fund, Class R-6	6,671,576	469,879
		10,255,252

Growth-and-income funds 35%
Fundamental Investors, Class R-6	24,005,142	1,913,690
Capital World Growth and Income Fund, Class R-6	28,609,643	1,898,536
Washington Mutual Investors Fund, Class R-6	31,646,489	1,869,358
American Mutual Fund, Class R-6	32,275,475	1,705,113
The Investment Company of America, Class R-6	21,120,171	1,120,636
		8,507,333

Equity-income funds 5%
The Income Fund of America, Class R-6	25,382,206	665,014
Capital Income Builder, Class R-6	8,228,116	568,398
		1,233,412

Balanced funds 12%
American Balanced Fund, Class R-6	52,908,558	1,776,670
American Funds Global Balanced Fund, Class R-6	29,888,964	1,196,455
		2,973,125

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	84,104,590	1,188,398

Total investment securities 100% (cost: $17,932,896,000)		24,157,520
Other assets less liabilities 0%		(4,303)

Net assets 100%		$24,153,217

18	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
New Perspective Fund, Class R-6	$1,151,521	$491,028	$100,123	$26,153	$445,034	$2,013,613	$5,048	$50,126
SMALLCAP World Fund, Inc., Class R-6[1]	1,207,454	371,064	227,985	44,366	432,137	1,827,036	—	20,278
The Growth Fund of America, Class R-6	1,162,057	213,155	110,948	23,691	447,806	1,735,761	6,584	50,497
AMCAP Fund, Class R-6	1,088,736	245,856	20,285	8,385	399,136	1,721,828	5,573	80,931
The New Economy Fund, Class R-6	664,990	130,727	41,597	9,400	206,573	970,093	2,175	17,836
American Funds Global Insight Fund, Class R-6	—	772,820	2,022	84	41,491	812,373	—	—
New World Fund, Inc., Class R-6	647,579	117,651	231,075	42,935	127,579	704,669	3,242	—
EuroPacific Growth Fund, Class R-6	645,582	119,660	443,649	88,865	59,421	469,879	3,563	17,842
						10,255,252
Growth-and-income funds 35%
Fundamental Investors, Class R-6	1,080,063	487,923	42,158	8,780	379,082	1,913,690	25,066	47,653
Capital World Growth and Income Fund, Class R-6	921,814	706,983	39,159	7,504	301,394	1,898,536	25,855	—
Washington Mutual Investors Fund, Class R-6	1,273,202	267,607	108,620	15,876	421,293	1,869,358	30,996	69,275
American Mutual Fund, Class R-6	1,080,063	288,923	32,295	6,987	361,435	1,705,113	30,045	—
The Investment Company of America, Class R-6	1,241,138	143,547	676,868	113,762	299,057	1,120,636	20,395	8,494
International Growth and Income Fund, Class R-6	597,216	32,623	813,548	177,347	6,362	—	6,446	—
						8,507,333
Equity-income funds 5%
The Income Fund of America, Class R-6	374,882	206,324	10,764	1,068	93,504	665,014	17,185	—
Capital Income Builder, Class R-6	374,922	142,524	39,356	2,571	87,737	568,398	15,022	—
						1,233,412
Balanced funds 12%
American Balanced Fund, Class R-6	964,044	627,890	27,355	6,380	205,711	1,776,670	21,703	35,614
American Funds Global Balanced Fund, Class R-6	833,726	232,592	38,506	4,146	164,497	1,196,455	20,445	—
						2,973,125
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	785,933	472,438	21,892	185	(48,266)	1,188,398	13,372	34,883
Total 100%				$588,485	$4,430,983	$24,157,520	$252,715	$433,429

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	19

American Funds 2040 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	26,936,223	$2,222,508
AMCAP Fund, Class R-6	46,455,489	2,204,313
New Perspective Fund, Class R-6	30,335,474	2,177,784
SMALLCAP World Fund, Inc., Class R-6[1]	21,285,619	2,010,214
The New Economy Fund, Class R-6	17,985,271	1,230,552
American Funds Global Insight Fund, Class R-6	55,303,132	1,208,373
New World Fund, Inc., Class R-6	8,144,862	766,839
EuroPacific Growth Fund, Class R-6	5,552,781	391,082
		12,211,665

Growth-and-income funds 33%
Fundamental Investors, Class R-6	29,208,297	2,328,486
Capital World Growth and Income Fund, Class R-6	34,832,849	2,311,508
American Mutual Fund, Class R-6	41,070,798	2,169,770
Washington Mutual Investors Fund, Class R-6	34,976,973	2,066,090
The Investment Company of America, Class R-6	23,094,409	1,225,389
International Growth and Income Fund, Class R-6	4,989,079	205,101
		10,306,344

Equity-income funds 7%
The Income Fund of America, Class R-6	46,076,976	1,207,216
Capital Income Builder, Class R-6	13,071,740	902,996
		2,110,212

Balanced funds 13%
American Balanced Fund, Class R-6	72,624,374	2,438,726
American Funds Global Balanced Fund, Class R-6	37,855,761	1,515,366
		3,954,092

Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	133,441,814	1,885,533
American Funds Inflation Linked Bond Fund, Class R-6	20,583,362	231,563
		2,117,096

Total investment securities 100% (cost: $22,767,105,000)		30,699,409
Other assets less liabilities 0%		(5,279)

Net assets 100%		$30,694,130

20	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
The Growth Fund of America, Class R-6	$1,512,249	$284,093	$174,621	$38,650	$562,137	$2,222,508	$8,290	$63,580
AMCAP Fund, Class R-6	1,422,242	295,749	32,094	9,877	508,539	2,204,313	7,024	103,168
New Perspective Fund, Class R-6	1,511,802	246,032	147,432	35,438	531,944	2,177,784	6,544	64,987
SMALLCAP World Fund, Inc., Class R-6[1]	1,529,443	202,436	297,626	58,044	517,917	2,010,214	—	25,558
The New Economy Fund, Class R-6	857,542	192,662	91,498	16,583	255,263	1,230,552	2,681	21,984
American Funds Global Insight Fund, Class R-6	—	1,149,037	2,599	108	61,827	1,208,373	—	—
New World Fund, Inc., Class R-6	841,155	71,078	357,723	75,381	136,948	766,839	3,995	—
EuroPacific Growth Fund, Class R-6	843,199	94,586	740,385	170,094	23,588	391,082	4,408	16,056
						12,211,665
Growth-and-income funds 33%
Fundamental Investors, Class R-6	1,218,643	693,498	33,920	8,536	441,729	2,328,486	29,556	58,731
Capital World Growth and Income Fund, Class R-6	1,012,988	973,396	26,837	6,934	345,027	2,311,508	30,896	—
American Mutual Fund, Class R-6	1,218,839	534,893	20,376	7,207	429,207	2,169,770	36,422	—
Washington Mutual Investors Fund, Class R-6	1,635,308	297,000	411,943	63,525	482,200	2,066,090	37,298	80,676
The Investment Company of America, Class R-6	1,426,975	159,070	833,598	149,482	323,460	1,225,389	23,161	9,257
International Growth and Income Fund, Class R-6	593,645	81,543	657,128	132,638	54,403	205,101	9,898	—
						10,306,344
Equity-income funds 7%
The Income Fund of America, Class R-6	800,576	233,006	21,295	2,466	192,463	1,207,216	34,881	—
Capital Income Builder, Class R-6	800,653	189,739	271,151	19,066	164,689	902,996	28,646	—
						2,110,212
Balanced funds 13%
American Balanced Fund, Class R-6	1,227,090	951,700	22,875	6,156	276,655	2,438,726	29,348	47,151
American Funds Global Balanced Fund, Class R-6	1,227,901	273,431	228,560	20,709	221,885	1,515,366	27,992	—
						3,954,092
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	1,132,441	848,362	25,185	284	(70,369)	1,885,533	20,330	50,487
American Funds Inflation Linked Bond Fund, Class R-6	20,574	207,700	1,061	88	4,262	231,563	2,057	1,534
						2,117,096
Total 100%				$821,266	$5,463,774	$30,699,409	$343,427	$543,169

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	21

American Funds 2035 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 32%	Shares	Value (000)
The Growth Fund of America, Class R-6	28,933,838	$2,387,331
AMCAP Fund, Class R-6	49,931,323	2,369,241
New Perspective Fund, Class R-6	27,460,038	1,971,356
SMALLCAP World Fund, Inc., Class R-6[1]	19,083,753	1,802,270
American Funds Global Insight Fund, Class R-6	59,252,750	1,294,673
The New Economy Fund, Class R-6	13,607,463	931,023
New World Fund, Inc., Class R-6	4,649,328	437,734
		11,193,628

Growth-and-income funds 32%
American Mutual Fund, Class R-6	46,262,768	2,444,062
Capital World Growth and Income Fund, Class R-6	36,080,318	2,394,290
Fundamental Investors, Class R-6	28,809,523	2,296,695
Washington Mutual Investors Fund, Class R-6	33,478,256	1,977,561
The Investment Company of America, Class R-6	25,989,777	1,379,017
International Growth and Income Fund, Class R-6	16,203,970	666,145
		11,157,770

Equity-income funds 7%
The Income Fund of America, Class R-6	51,463,611	1,348,346
Capital Income Builder, Class R-6	16,337,806	1,128,616
		2,476,962

Balanced funds 13%
American Balanced Fund, Class R-6	80,837,319	2,714,517
American Funds Global Balanced Fund, Class R-6	41,949,512	1,679,239
		4,393,756

Fixed income funds 16%
U.S. Government Securities Fund, Class R-6	183,536,819	2,593,375
American Funds Inflation Linked Bond Fund, Class R-6	82,615,105	929,420
American Funds Mortgage Fund, Class R-6	64,457,864	656,826
Capital World Bond Fund, Class R-6	32,461,109	654,741
Intermediate Bond Fund of America, Class R-6	37,695,717	519,070
		5,353,432

Total investment securities 100% (cost: $26,478,023,000)		34,575,548
Other assets less liabilities 0%		(6,446)

Net assets 100%		$34,569,102

22	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 32%
The Growth Fund of America, Class R-6	$1,366,534	$537,532	$117,384	$32,862	$567,787	$2,387,331	$7,794	$59,780
AMCAP Fund, Class R-6	1,326,364	560,042	29,300	10,225	501,910	2,369,241	6,555	106,333
New Perspective Fund, Class R-6	1,598,749	174,364	377,958	71,961	504,240	1,971,356	7,035	69,859
SMALLCAP World Fund, Inc., Class R-6[1]	1,328,402	138,459	182,972	44,017	474,364	1,802,270	—	23,186
American Funds Global Insight Fund, Class R-6	—	1,230,342	3,172	132	67,371	1,294,673	—	—
The New Economy Fund, Class R-6	614,083	204,975	90,448	17,089	185,324	931,023	1,950	15,994
New World Fund, Inc., Class R-6	643,744	5,327	372,938	115,627	45,974	437,734	3,145	—
EuroPacific Growth Fund, Class R-6	920,295	52,723	1,190,534	358,887	(141,371)	—	4,267	—
						11,193,628
Growth-and-income funds 32%
American Mutual Fund, Class R-6	1,401,590	565,601	16,037	8,999	483,909	2,444,062	40,812	—
Capital World Growth and Income Fund, Class R-6	1,174,215	844,241	18,015	7,229	386,620	2,394,290	32,722	—
Fundamental Investors, Class R-6	1,411,801	411,379	22,540	9,482	486,573	2,296,695	31,653	57,655
Washington Mutual Investors Fund, Class R-6	1,877,338	227,055	724,595	123,910	473,853	1,977,561	39,130	81,725
The Investment Company of America, Class R-6	1,640,764	118,503	915,237	167,330	367,657	1,379,017	26,089	10,437
International Growth and Income Fund, Class R-6	696,952	63,783	310,747	48,524	167,633	666,145	19,001	—
						11,157,770
Equity-income funds 7%
The Income Fund of America, Class R-6	937,431	201,804	11,182	2,863	217,430	1,348,346	39,042	—
Capital Income Builder, Class R-6	937,531	171,524	191,480	11,076	199,965	1,128,616	33,530	—
						2,476,962
Balanced funds 13%
American Balanced Fund, Class R-6	1,424,988	987,418	16,692	5,597	313,206	2,714,517	32,993	53,123
American Funds Global Balanced Fund, Class R-6	1,424,968	248,127	269,202	20,006	255,340	1,679,239	31,641	—
						4,393,756
Fixed income funds 16%
U.S. Government Securities Fund, Class R-6	1,930,586	802,125	28,684	549	(111,201)	2,593,375	30,026	80,132
American Funds Inflation Linked Bond Fund, Class R-6	578,372	341,916	6,305	851	14,586	929,420	14,254	10,635
American Funds Mortgage Fund, Class R-6	232,077	438,896	3,287	34	(10,894)	656,826	3,253	8,823
Capital World Bond Fund, Class R-6	230,026	451,038	3,288	241	(23,276)	654,741	8,560	6,110
Intermediate Bond Fund of America, Class R-6	182,150	347,942	2,616	75	(8,481)	519,070	4,334	4,353
						5,353,432
Total 100%				$1,057,566	$5,418,519	$34,575,548	$417,786	$588,145

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	23

American Funds 2030 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 21%	Shares	Value (000)
AMCAP Fund, Class R-6	52,474,111	$2,489,897
The Growth Fund of America, Class R-6	26,992,394	2,227,142
American Funds Global Insight Fund, Class R-6	64,072,591	1,399,986
SMALLCAP World Fund, Inc., Class R-6[1]	14,113,013	1,332,833
New Perspective Fund, Class R-6	15,149,629	1,087,592
		8,537,450

Growth-and-income funds 30%
American Mutual Fund, Class R-6	53,123,267	2,806,502
Capital World Growth and Income Fund, Class R-6	41,771,785	2,771,976
Washington Mutual Investors Fund, Class R-6	34,038,808	2,010,672
Fundamental Investors, Class R-6	24,955,304	1,989,437
The Investment Company of America, Class R-6	27,660,162	1,467,648
International Growth and Income Fund, Class R-6	18,582,779	763,938
		11,810,173

Equity-income funds 8%
Capital Income Builder, Class R-6	22,413,679	1,548,337
The Income Fund of America, Class R-6	59,051,198	1,547,141
		3,095,478

Balanced funds 13%
American Balanced Fund, Class R-6	93,501,338	3,139,775
American Funds Global Balanced Fund, Class R-6	48,507,893	1,941,771
		5,081,546

Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	182,581,265	2,579,873
Intermediate Bond Fund of America, Class R-6	169,546,991	2,334,662
American Funds Mortgage Fund, Class R-6	190,193,816	1,938,075
Capital World Bond Fund, Class R-6	95,491,303	1,926,060
American Funds Inflation Linked Bond Fund, Class R-6	150,530,028	1,693,463
The Bond Fund of America, Class R-6	55,431,562	746,663
		11,218,796

Total investment securities 100% (cost: $32,172,297,000)		39,743,443
Other assets less liabilities 0%		(7,509)

Net assets 100%		$39,735,934

24	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
AMCAP Fund, Class R-6	$1,215,094	$892,208	$105,165	$20,660	$467,100	$2,489,897	$5,628	$105,194
The Growth Fund of America, Class R-6	1,264,016	762,109	335,008	69,863	466,162	2,227,142	6,316	48,445
American Funds Global Insight Fund, Class R-6	—	1,329,971	3,948	164	73,799	1,399,986	—	—
SMALLCAP World Fund, Inc., Class R-6[1]	871,239	477,146	324,429	107,718	201,159	1,332,833	—	12,287
New Perspective Fund, Class R-6	1,590,635	202,876	1,167,293	351,159	110,215	1,087,592	6,373	63,290
EuroPacific Growth Fund, Class R-6	946,741	79,608	1,237,963	380,484	(168,870)	—	4,007	—
New World Fund, Inc., Class R-6	300,306	7,586	367,891	146,279	(86,280)	—	1,146	—
						8,537,450
Growth-and-income funds 30%
American Mutual Fund, Class R-6	1,631,969	618,589	23,368	9,813	569,499	2,806,502	48,130	—
Capital World Growth and Income Fund, Class R-6	1,465,385	945,282	110,792	13,899	458,202	2,771,976	38,021	—
Washington Mutual Investors Fund, Class R-6	2,230,309	241,441	1,134,375	183,815	489,482	2,010,672	42,500	87,154
Fundamental Investors, Class R-6	1,752,938	110,134	425,166	54,757	496,774	1,989,437	32,826	51,015
The Investment Company of America, Class R-6	2,041,336	69,902	1,264,787	234,678	386,519	1,467,648	29,356	11,237
International Growth and Income Fund, Class R-6	821,961	75,344	378,064	49,326	195,371	763,938	21,323	—
						11,810,173
Equity-income funds 8%
Capital Income Builder, Class R-6	1,046,016	283,638	37,172	2,158	253,697	1,548,337	43,051	—
The Income Fund of America, Class R-6	1,063,050	248,912	24,700	3,161	256,718	1,547,141	46,265	—
						3,095,478
Balanced funds 13%
American Balanced Fund, Class R-6	1,626,701	1,158,367	18,739	8,128	365,318	3,139,775	38,724	63,640
American Funds Global Balanced Fund, Class R-6	1,626,580	338,644	349,795	31,102	295,240	1,941,771	37,127	—
						5,081,546
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	1,953,437	780,803	39,705	638	(115,300)	2,579,873	30,524	83,376
Intermediate Bond Fund of America, Class R-6	1,409,344	998,588	19,857	808	(54,221)	2,334,662	23,900	33,152
American Funds Mortgage Fund, Class R-6	1,409,157	609,706	18,263	571	(63,096)	1,938,075	13,539	53,513
Capital World Bond Fund, Class R-6	1,396,664	629,592	20,545	1,477	(81,128)	1,926,060	36,506	31,111
American Funds Inflation Linked Bond Fund, Class R-6	1,161,710	524,778	20,657	1,565	26,067	1,693,463	30,058	22,427
The Bond Fund of America, Class R-6	203,604	561,755	3,592	92	(15,196)	746,663	8,952	10,881
						11,218,796
Total 100%				$1,672,315	$4,527,231	$39,743,443	$544,272	$676,722

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	25

American Funds 2025 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 14%	Shares	Value (000)
AMCAP Fund, Class R-6	36,879,879	$1,749,950
American Funds Global Insight Fund, Class R-6	45,127,484	986,036
The Growth Fund of America, Class R-6	11,389,810	939,773
New Perspective Fund, Class R-6	6,760,493	485,336
SMALLCAP World Fund, Inc., Class R-6[1]	5,001,582	472,349
		4,633,444

Growth-and-income funds 26%
American Mutual Fund, Class R-6	43,154,652	2,279,860
Capital World Growth and Income Fund, Class R-6	33,817,417	2,244,124
Washington Mutual Investors Fund, Class R-6	29,078,706	1,717,679
The Investment Company of America, Class R-6	19,437,871	1,031,373
Fundamental Investors, Class R-6	12,699,522	1,012,406
International Growth and Income Fund, Class R-6	13,103,685	538,693
		8,824,135

Equity-income funds 10%
The Income Fund of America, Class R-6	69,655,079	1,824,963
Capital Income Builder, Class R-6	20,864,775	1,441,339
		3,266,302

Balanced funds 12%
American Balanced Fund, Class R-6	79,506,017	2,669,812
American Funds Global Balanced Fund, Class R-6	38,283,289	1,532,480
		4,202,292

Fixed income funds 38%
Intermediate Bond Fund of America, Class R-6	216,553,848	2,981,947
The Bond Fund of America, Class R-6	152,016,897	2,047,668
American Funds Inflation Linked Bond Fund, Class R-6	168,977,433	1,900,996
U.S. Government Securities Fund, Class R-6	131,840,080	1,862,900
American Funds Mortgage Fund, Class R-6	173,722,962	1,770,237
Capital World Bond Fund, Class R-6	80,871,813	1,631,184
American High-Income Trust, Class R-6	60,193,281	633,233
		12,828,165

Total investment securities 100% (cost: $28,066,200,000)		33,754,338
Other assets less liabilities 0%		(6,365)

Net assets 100%		$33,747,973

26	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14%
AMCAP Fund, Class R-6	$980,884	$600,395	$202,347	$24,021	$346,997	$1,749,950	$4,731	$80,486
American Funds Global Insight Fund, Class R-6	—	937,772	2,900	121	51,043	986,036	—	—
The Growth Fund of America, Class R-6	753,392	164,280	257,324	48,441	230,984	939,773	4,105	31,483
New Perspective Fund, Class R-6	1,220,651	89,661	1,151,203	426,688	(100,461)	485,336	5,184	51,482
SMALLCAP World Fund, Inc., Class R-6[1]	—	445,015	1,349	70	28,613	472,349	—	—
EuroPacific Growth Fund, Class R-6	708,798	10,012	879,584	306,600	(145,826)	—	3,064	—
						4,633,444
Growth-and-income funds 26%
American Mutual Fund, Class R-6	1,511,818	283,386	19,675	9,699	494,632	2,279,860	40,853	—
Capital World Growth and Income Fund, Class R-6	1,262,047	695,242	117,226	20,837	383,224	2,244,124	31,700	—
Washington Mutual Investors Fund, Class R-6	1,490,375	107,544	355,376	67,139	407,997	1,717,679	32,100	70,041
The Investment Company of America, Class R-6	1,505,223	32,498	968,713	208,767	253,598	1,031,373	21,820	7,901
Fundamental Investors, Class R-6	1,254,903	48,004	674,574	147,562	236,511	1,012,406	21,968	26,036
International Growth and Income Fund, Class R-6	474,354	15,155	94,964	12,374	131,774	538,693	14,401	—
						8,824,135
Equity-income funds 10%
The Income Fund of America, Class R-6	1,210,749	364,846	45,601	5,958	289,011	1,824,963	51,875	—
Capital Income Builder, Class R-6	1,210,781	263,310	312,843	21,504	258,587	1,441,339	44,226	—
						3,266,302
Balanced funds 12%
American Balanced Fund, Class R-6	1,463,269	903,507	16,049	7,128	311,957	2,669,812	32,692	53,488
American Funds Global Balanced Fund, Class R-6	1,427,946	40,407	204,070	28,899	239,298	1,532,480	29,573	—
						4,202,292
Fixed income funds 38%
Intermediate Bond Fund of America, Class R-6	2,403,454	690,072	31,391	1,029	(81,217)	2,981,947	33,926	52,469
The Bond Fund of America, Class R-6	1,479,506	645,887	14,174	1,058	(64,609)	2,047,668	31,387	52,111
American Funds Inflation Linked Bond Fund, Class R-6	1,419,891	463,086	13,499	1,869	29,649	1,900,996	33,263	24,819
U.S. Government Securities Fund, Class R-6	1,541,296	420,963	13,978	811	(86,192)	1,862,900	22,382	62,062
American Funds Mortgage Fund, Class R-6	1,373,291	466,502	12,850	537	(57,243)	1,770,237	12,332	48,495
Capital World Bond Fund, Class R-6	1,307,392	402,867	12,202	1,320	(68,193)	1,631,184	31,362	26,742
American High-Income Trust, Class R-6	232,940	376,544	3,304	603	26,450	633,233	21,337	—
						12,828,165
Total 100%				$1,343,035	$3,116,584	$33,754,338	$524,281	$587,615

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	27

American Funds 2020 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	23,523,106	$513,980
AMCAP Fund, Class R-6	9,589,602	455,026
		969,006

Growth-and-income funds 24%
American Mutual Fund, Class R-6	22,083,199	1,166,655
Capital World Growth and Income Fund, Class R-6	16,392,299	1,087,793
Washington Mutual Investors Fund, Class R-6	16,487,634	973,925
Fundamental Investors, Class R-6	7,381,691	588,468
The Investment Company of America, Class R-6	11,090,517	588,463
International Growth and Income Fund, Class R-6	2,935,846	120,693
		4,525,997

Equity-income funds 15%
The Income Fund of America, Class R-6	70,719,936	1,852,862
Capital Income Builder, Class R-6	15,024,298	1,037,879
		2,890,741

Balanced funds 12%
American Balanced Fund, Class R-6	46,173,272	1,550,498
American Funds Global Balanced Fund, Class R-6	19,185,033	767,977
		2,318,475

Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	124,597,035	1,715,701
The Bond Fund of America, Class R-6	113,524,787	1,529,179
American Funds Inflation Linked Bond Fund, Class R-6	117,977,746	1,327,250
American Funds Mortgage Fund, Class R-6	112,127,356	1,142,578
American High-Income Trust, Class R-6	90,877,778	956,034
U.S. Government Securities Fund, Class R-6	67,370,023	951,938
Capital World Bond Fund, Class R-6	46,910,541	946,186
		8,568,866

Total investment securities 100% (cost: $16,234,116,000)		19,273,085
Other assets less liabilities 0%		(3,638)

Net assets 100%		$19,269,447

28	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$—	$506,955	$20,305	$511	$26,819	$513,980	$—	$—
AMCAP Fund, Class R-6	276,383	191,218	113,002	22,807	77,620	455,026	1,346	22,506
New Perspective Fund, Class R-6	273,994	16,264	352,259	172,171	(110,170)	—	1,217	12,087
The Growth Fund of America, Class R-6	142,784	9,334	182,538	98,228	(67,808)	—	846	6,492
						969,006
Growth-and-income funds 24%
American Mutual Fund, Class R-6	994,651	39,945	169,686	34,823	266,922	1,166,655	23,298	—
Capital World Growth and Income Fund, Class R-6	671,648	345,564	138,941	20,946	188,576	1,087,793	16,068	—
Washington Mutual Investors Fund, Class R-6	831,897	72,348	192,049	34,663	227,066	973,925	17,599	39,946
Fundamental Investors, Class R-6	665,344	37,512	318,161	83,396	120,377	588,468	11,630	15,494
The Investment Company of America, Class R-6	826,251	21,841	513,009	123,382	129,998	588,463	11,913	4,704
International Growth and Income Fund, Class R-6	168,149	4,487	102,865	23,798	27,124	120,693	3,934	—
						4,525,997
Equity-income funds 15%
The Income Fund of America, Class R-6	1,573,999	139,975	210,407	28,818	320,477	1,852,862	58,366	—
Capital Income Builder, Class R-6	1,561,240	85,772	931,874	83,534	239,207	1,037,879	44,268	—
						2,890,741
Balanced funds 12%
American Balanced Fund, Class R-6	657,553	836,202	103,690	19,356	141,077	1,550,498	17,142	25,533
American Funds Global Balanced Fund, Class R-6	500,830	201,889	36,731	5,173	96,816	767,977	12,674	—
						2,318,475
Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	1,532,766	281,101	49,755	(75)	(48,336)	1,715,701	20,286	32,466
The Bond Fund of America, Class R-6	1,361,685	264,430	42,870	(331)	(53,735)	1,529,179	25,719	46,049
American Funds Inflation Linked Bond Fund, Class R-6	1,189,349	188,140	72,174	2,093	19,842	1,327,250	27,041	20,176
American Funds Mortgage Fund, Class R-6	1,023,765	177,893	19,133	(34)	(39,913)	1,142,578	8,454	34,619
American High-Income Trust, Class R-6	858,760	61,104	44,803	4,108	76,865	956,034	48,514	—
U.S. Government Securities Fund, Class R-6	851,639	161,859	16,825	(53)	(44,682)	951,938	11,706	32,850
Capital World Bond Fund, Class R-6	846,758	149,638	12,598	402	(38,014)	946,186	19,028	16,657
						8,568,866
Total 100%				$757,716	$1,556,128	$19,273,085	$381,049	$309,579

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	29

American Funds 2015 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,440,972	$75,185
AMCAP Fund, Class R-6	822,742	39,039
		114,224

Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,850,802	361,928
Capital World Growth and Income Fund, Class R-6	4,538,387	301,167
Washington Mutual Investors Fund, Class R-6	4,705,422	277,949
The Investment Company of America, Class R-6	3,429,584	181,974
Fundamental Investors, Class R-6	1,980,982	157,924
		1,280,942

Equity-income funds 18%
The Income Fund of America, Class R-6	28,573,878	748,636
Capital Income Builder, Class R-6	5,236,634	361,747
		1,110,383

Balanced funds 12%
American Balanced Fund, Class R-6	13,757,590	461,980
American Funds Global Balanced Fund, Class R-6	5,990,308	239,792
		701,772

Fixed income funds 47%
Intermediate Bond Fund of America, Class R-6	47,128,668	648,962
The Bond Fund of America, Class R-6	35,262,319	474,983
American Funds Inflation Linked Bond Fund, Class R-6	36,957,957	415,777
American Funds Mortgage Fund, Class R-6	34,979,001	356,436
American High-Income Trust, Class R-6	28,346,716	298,208
Capital World Bond Fund, Class R-6	14,526,436	292,998
U.S. Government Securities Fund, Class R-6	13,703,546	193,631
Short-Term Bond Fund of America, Class R-6	11,026,552	110,155
		2,791,150

Total investment securities 100% (cost: $5,010,851,000)		5,998,471
Other assets less liabilities 0%		(1,140)

Net assets 100%		$5,997,331

30	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$—	$81,933	$10,899	$147	$4,004	$75,185	$—	$—
AMCAP Fund, Class R-6	—	43,093	7,731	59	3,618	39,039	—	1,465
						114,224
Growth-and-income funds 21%
American Mutual Fund, Class R-6	308,791	20,760	60,062	7,850	84,589	361,928	7,168	—
Capital World Growth and Income Fund, Class R-6	214,101	68,555	46,467	7,180	57,798	301,167	4,619	—
Washington Mutual Investors Fund, Class R-6	255,165	18,409	73,901	13,641	64,635	277,949	5,222	11,823
The Investment Company of America, Class R-6	256,368	7,316	159,127	40,270	37,147	181,974	3,629	1,468
Fundamental Investors, Class R-6	203,505	8,493	114,658	34,158	26,426	157,924	3,415	4,351
International Growth and Income Fund, Class R-6	44,528	423	58,151	16,994	(3,794)	—	423	—
						1,280,942
Equity-income funds 18%
The Income Fund of America, Class R-6	640,408	50,137	81,624	4,772	134,943	748,636	23,386	—
Capital Income Builder, Class R-6	632,897	18,968	416,668	38,347	88,203	361,747	16,790	—
						1,110,383
Balanced funds 12%
American Balanced Fund, Class R-6	163,495	282,975	28,609	1,906	42,213	461,980	4,874	6,897
American Funds Global Balanced Fund, Class R-6	163,495	62,634	19,013	2,154	30,522	239,792	3,978	—
						701,772
Fixed income funds 47%
Intermediate Bond Fund of America, Class R-6	525,114	156,795	15,874	84	(17,157)	648,962	7,323	11,148
The Bond Fund of America, Class R-6	414,951	86,707	10,005	7	(16,677)	474,983	7,979	14,154
American Funds Inflation Linked Bond Fund, Class R-6	360,059	62,455	13,749	405	6,607	415,777	8,269	6,170
American Funds Mortgage Fund, Class R-6	308,218	65,196	4,755	1	(12,224)	356,436	2,610	10,573
American High-Income Trust, Class R-6	280,526	21,119	29,468	(2,322)	28,353	298,208	15,401	—
Capital World Bond Fund, Class R-6	259,456	47,917	2,741	118	(11,752)	292,998	5,894	5,137
U.S. Government Securities Fund, Class R-6	231,231	12,084	37,675	(365)	(11,644)	193,631	2,658	8,753
Short-Term Bond Fund of America, Class R-6	36,870	75,041	569	2	(1,189)	110,155	579	397
						2,791,150
Total 100%				$165,408	$534,621	$5,998,471	$124,217	$82,336

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	31

American Funds 2010 Target Date Retirement Fund

Investment portfolio October 31, 2021

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	4,724,181	$249,578
Capital World Growth and Income Fund, Class R-6	2,817,244	186,952
Washington Mutual Investors Fund, Class R-6	3,024,578	178,662
The Investment Company of America, Class R-6	2,531,690	134,332
Fundamental Investors, Class R-6	904,966	72,144
		821,668

Equity-income funds 21%
The Income Fund of America, Class R-6	25,468,467	667,274
Capital Income Builder, Class R-6	4,115,495	284,298
		951,572

Balanced funds 10%
American Balanced Fund, Class R-6	9,326,698	313,190
American Funds Global Balanced Fund, Class R-6	3,616,903	144,785
		457,975

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	49,459,923	681,063
The Bond Fund of America, Class R-6	28,365,821	382,088
Short-Term Bond Fund of America, Class R-6	29,879,293	298,494
American Funds Mortgage Fund, Class R-6	27,381,118	279,014
American Funds Inflation Linked Bond Fund, Class R-6	24,701,898	277,896
American High-Income Trust, Class R-6	13,508,471	142,109
Capital World Bond Fund, Class R-6	6,998,314	141,156
		2,201,820

Total investment securities 100% (cost: $3,836,996,000)		4,433,035
Other assets less liabilities 0%		(819)

Net assets 100%		$4,432,216

32	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 19%
American Mutual Fund, Class R-6	$179,774	$60,384	$48,046	$4,204	$53,262	$249,578	$4,621	$—
Capital World Growth and Income Fund, Class R-6	142,652	43,489	42,142	4,256	38,697	186,952	3,025	—
Washington Mutual Investors Fund, Class R-6	141,248	31,163	39,114	4,259	41,106	178,662	3,121	7,150
The Investment Company of America, Class R-6	142,057	11,100	64,975	13,681	32,469	134,332	2,294	1,068
Fundamental Investors, Class R-6	104,587	7,816	71,259	20,316	10,684	72,144	1,734	1,994
						821,668
Equity-income funds 21%
The Income Fund of America, Class R-6	475,357	154,912	71,645	4,468	104,182	667,274	19,017	—
Capital Income Builder, Class R-6	474,865	46,054	332,777	29,709	66,447	284,298	12,895	—
						951,572
Balanced funds 10%
American Balanced Fund, Class R-6	115,784	185,251	18,830	1,166	29,819	313,190	3,327	4,707
American Funds Global Balanced Fund, Class R-6	108,656	37,371	22,430	1,267	19,921	144,785	2,515	—
						457,975
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	573,302	148,955	22,448	115	(18,861)	681,063	7,856	12,417
The Bond Fund of America, Class R-6	320,882	82,834	8,175	115	(13,568)	382,088	6,328	11,265
Short-Term Bond Fund of America, Class R-6	227,138	81,002	4,912	44	(4,778)	298,494	2,077	2,366
American Funds Mortgage Fund, Class R-6	234,774	58,085	4,119	29	(9,755)	279,014	2,034	8,397
American Funds Inflation Linked Bond Fund, Class R-6	249,186	37,730	13,136	345	3,771	277,896	6,001	4,478
American High-Income Trust, Class R-6	174,140	10,241	57,061	(2,734)	17,523	142,109	8,169	—
Capital World Bond Fund, Class R-6	170,598	10,471	34,123	1,147	(6,937)	141,156	3,191	2,947
						2,201,820
Total 100%				$82,387	$363,982	$4,433,035	$88,205	$56,789

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Target Date Retirement Series	33

Financial statements

Statements of assets and liabilities at October 31, 2021	(dollars in thousands)

	2065 Fund		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities of affiliated issuers, at value	$384,550		$5,982,104	$12,784,096	$20,984,549	$24,157,520
Receivables for:
Sales of investments	—		—	—	—	—
Sales of fund’s shares	4,469		16,004	23,183	25,666	29,904
Dividends	12		190	410	669	770
Total assets	389,031		5,998,298	12,807,689	21,010,884	24,188,194

Liabilities:
Payables for:
Purchases of investments	4,150		10,162	9,113	5,202	5,291
Repurchases of fund’s shares	321		6,010	14,497	21,036	25,320
Services provided by related parties	98		1,072	2,268	3,581	4,277
Trustees’ deferred compensation	—	*	15	41	76	89
Total liabilities	4,569		17,259	25,919	29,895	34,977
Net assets at October 31, 2021	$384,462		$5,981,039	$12,781,770	$20,980,989	$24,153,217

Net assets consist of:
Capital paid in on shares of beneficial interest	$343,082		$4,517,658	$9,196,653	$14,725,678	$16,926,030
Total distributable earnings	41,380		1,463,381	3,585,117	6,255,311	7,227,187
Net assets at October 31, 2021	$384,462		$5,981,039	$12,781,770	$20,980,989	$24,153,217
Investment securities of affiliated issuers, at cost	$347,568		$4,712,345	$9,684,925	$15,548,000	$17,932,896

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

34	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Assets:
Investment securities of affiliated issuers, at value	$30,699,409	$34,575,548	$39,743,443	$33,754,338	$19,273,085
Receivables for:
Sales of investments	—	3,668	12,433	—	8,224
Sales of fund’s shares	26,973	30,028	32,752	29,131	11,628
Dividends	1,211	2,332	5,166	9,136	7,958
Total assets	30,727,593	34,611,576	39,793,794	33,792,605	19,300,895

Liabilities:
Payables for:
Purchases of investments	3,326	2,332	5,166	12,637	7,958
Repurchases of fund’s shares	24,682	33,638	45,175	25,527	19,792
Services provided by related parties	5,334	6,365	7,347	6,311	3,583
Trustees’ deferred compensation	121	139	172	157	115
Total liabilities	33,463	42,474	57,860	44,632	31,448
Net assets at October 31, 2021	$30,694,130	$34,569,102	$39,735,934	$33,747,973	$19,269,447

Net assets consist of:
Capital paid in on shares of beneficial interest	$21,402,211	$24,852,189	$29,884,708	$26,216,848	$15,207,064
Total distributable earnings	9,291,919	9,716,913	9,851,226	7,531,125	4,062,383
Net assets at October 31, 2021	$30,694,130	$34,569,102	$39,735,934	$33,747,973	$19,269,447
Investment securities of affiliated issuers, at cost	$22,767,105	$26,478,023	$32,172,297	$28,066,200	$16,234,116

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$5,998,471	$4,433,035
Receivables for:
Sales of investments	1,609	544
Sales of fund’s shares	5,202	3,210
Dividends	2,535	1,768
Total assets	6,007,817	4,438,557

Liabilities:
Payables for:
Purchases of investments	2,535	1,768
Repurchases of fund’s shares	6,697	3,748
Services provided by related parties	1,209	793
Trustees’ deferred compensation	45	32
Total liabilities	10,486	6,341
Net assets at October 31, 2021	$5,997,331	$4,432,216

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,763,736	$3,702,147
Total distributable earnings	1,233,595	730,069
Net assets at October 31, 2021	$5,997,331	$4,432,216
Investment securities of affiliated issuers, at cost	$5,010,851	$3,836,996

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$54,269	$618,731	$1,142,699	$1,931,219	$2,141,974
	Shares outstanding	3,203	33,869	41,938	88,909	97,406
	Net asset value per share	$16.94	$18.27	$27.25	$21.72	$21.99
Class C:	Net assets	$3,787	$75,088	$102,620	$160,493	$165,375
	Shares outstanding	225	4,191	3,860	7,598	7,724
	Net asset value per share	$16.80	$17.92	$26.59	$21.12	$21.41
Class T:	Net assets	$17	$17	$16	$16	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$17.01	$18.34	$27.30	$21.76	$22.03
Class F-1:	Net assets	$978	$30,774	$56,241	$85,966	$99,140
	Shares outstanding	58	1,685	2,078	3,988	4,542
	Net asset value per share	$16.96	$18.27	$27.06	$21.55	$21.83
Class F-2:	Net assets	$3,246	$54,820	$58,292	$97,241	$126,944
	Shares outstanding	191	2,982	2,135	4,473	5,763
	Net asset value per share	$17.01	$18.39	$27.30	$21.74	$22.03
Class F-3:	Net assets	$96	$3,305	$11,964	$12,036	$11,111
	Shares outstanding	6	180	437	552	503
	Net asset value per share	$17.02	$18.36	$27.36	$21.80	$22.06
Class R-1:	Net assets	$707	$5,668	$10,962	$20,574	$27,965
	Shares outstanding	42	315	415	975	1,308
	Net asset value per share	$16.91	$17.98	$26.43	$21.11	$21.37
Class R-2:	Net assets	$38,039	$304,147	$600,828	$901,568	$1,129,846
	Shares outstanding	2,266	16,983	22,681	42,722	53,058
	Net asset value per share	$16.78	$17.91	$26.49	$21.10	$21.29
Class R-2E:	Net assets	$2,778	$68,258	$144,502	$229,111	$339,326
	Shares outstanding	165	3,782	5,411	10,774	15,757
	Net asset value per share	$16.87	$18.05	$26.71	$21.26	$21.53
Class R-3:	Net assets	$39,550	$382,852	$822,582	$1,362,459	$1,545,918
	Shares outstanding	2,342	21,134	30,608	63,665	71,404
	Net asset value per share	$16.89	$18.12	$26.87	$21.40	$21.65
Class R-4:	Net assets	$24,187	$381,216	$925,001	$1,482,010	$1,622,877
	Shares outstanding	1,427	20,861	34,016	68,411	73,972
	Net asset value per share	$16.95	$18.27	$27.19	$21.66	$21.94
Class R-5E:	Net assets	$15,824	$187,246	$402,753	$635,088	$779,339
	Shares outstanding	931	10,226	14,812	29,306	35,539
	Net asset value per share	$16.99	$18.31	$27.19	$21.67	$21.93
Class R-5:	Net assets	$7,391	$106,213	$294,448	$433,534	$486,125
	Shares outstanding	434	5,765	10,693	19,744	21,851
	Net asset value per share	$17.01	$18.42	$27.54	$21.96	$22.25
Class R-6:	Net assets	$193,593	$3,762,704	$8,208,862	$13,629,674	$15,677,261
	Shares outstanding	11,372	204,012	297,634	622,638	707,349
	Net asset value per share	$17.02	$18.44	$27.58	$21.89	$22.16

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,844,866	$3,281,154	$4,117,751	$4,066,592	$2,707,282
	Shares outstanding	132,896	161,439	220,121	241,166	181,502
	Net asset value per share	$21.41	$20.32	$18.71	$16.86	$14.92
Class C:	Net assets	$199,800	$232,471	$271,776	$262,222	$170,247
	Shares outstanding	9,578	11,724	14,897	15,939	11,675
	Net asset value per share	$20.86	$19.83	$18.24	$16.45	$14.58
Class T:	Net assets	$16	$15	$14	$13	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$21.45	$20.36	$18.73	$16.89	$14.94
Class F-1:	Net assets	$162,800	$202,522	$185,070	$118,316	$60,996
	Shares outstanding	7,661	10,033	9,977	7,073	4,118
	Net asset value per share	$21.25	$20.19	$18.55	$16.73	$14.81
Class F-2:	Net assets	$159,841	$222,415	$310,151	$267,706	$176,144
	Shares outstanding	7,460	10,930	16,565	15,868	11,809
	Net asset value per share	$21.43	$20.35	$18.72	$16.87	$14.92
Class F-3:	Net assets	$17,003	$31,741	$33,209	$35,384	$18,322
	Shares outstanding	791	1,557	1,769	2,091	1,224
	Net asset value per share	$21.49	$20.39	$18.77	$16.92	$14.96
Class R-1:	Net assets	$33,370	$35,027	$49,486	$34,610	$14,869
	Shares outstanding	1,600	1,778	2,698	2,099	1,015
	Net asset value per share	$20.86	$19.71	$18.34	$16.49	$14.66
Class R-2:	Net assets	$1,354,830	$1,617,726	$1,599,533	$1,363,955	$677,565
	Shares outstanding	65,188	81,917	87,907	83,106	46,471
	Net asset value per share	$20.78	$19.75	$18.20	$16.41	$14.58
Class R-2E:	Net assets	$329,674	$445,282	$482,993	$469,742	$227,123
	Shares outstanding	15,715	22,389	26,343	28,431	15,534
	Net asset value per share	$20.98	$19.89	$18.33	$16.52	$14.62
Class R-3:	Net assets	$1,981,429	$2,363,158	$2,721,876	$2,285,401	$1,235,988
	Shares outstanding	93,799	117,895	147,417	137,312	83,750
	Net asset value per share	$21.12	$20.04	$18.46	$16.64	$14.76
Class R-4:	Net assets	$2,167,957	$2,371,525	$2,924,329	$2,399,084	$1,419,965
	Shares outstanding	101,526	116,989	156,655	142,568	95,327
	Net asset value per share	$21.35	$20.27	$18.67	$16.83	$14.90
Class R-5E:	Net assets	$964,764	$1,044,277	$1,240,976	$1,093,373	$634,721
	Shares outstanding	45,168	51,466	66,469	64,963	42,659
	Net asset value per share	$21.36	$20.29	$18.67	$16.83	$14.88
Class R-5:	Net assets	$585,501	$667,034	$753,686	$650,441	$347,135
	Shares outstanding	27,052	32,473	39,859	38,188	23,051
	Net asset value per share	$21.64	$20.54	$18.91	$17.03	$15.06
Class R-6:	Net assets	$19,892,279	$22,054,755	$25,045,084	$20,701,134	$11,579,077
	Shares outstanding	922,327	1,077,789	1,329,992	1,218,735	771,247
	Net asset value per share	$21.57	$20.46	$18.83	$16.99	$15.01

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

38	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$1,045,997	$660,114
	Shares outstanding	77,502	52,389
	Net asset value per share	$13.50	$12.60
Class C:	Net assets	$46,076	$31,795
	Shares outstanding	3,481	2,572
	Net asset value per share	$13.24	$12.36
Class T:	Net assets	$12	$12
	Shares outstanding	1	1
	Net asset value per share	$13.51	$12.61
Class F-1:	Net assets	$15,079	$10,223
	Shares outstanding	1,125	816
	Net asset value per share	$13.40	$12.53
Class F-2:	Net assets	$57,194	$40,171
	Shares outstanding	4,238	3,190
	Net asset value per share	$13.50	$12.59
Class F-3:	Net assets	$7,752	$7,858
	Shares outstanding	573	622
	Net asset value per share	$13.54	$12.63
Class R-1:	Net assets	$6,985	$1,915
	Shares outstanding	528	153
	Net asset value per share	$13.22	$12.54
Class R-2:	Net assets	$222,990	$105,672
	Shares outstanding	16,862	8,538
	Net asset value per share	$13.22	$12.38
Class R-2E:	Net assets	$80,863	$70,084
	Shares outstanding	6,110	5,669
	Net asset value per share	$13.23	$12.36
Class R-3:	Net assets	$414,370	$262,877
	Shares outstanding	31,004	21,045
	Net asset value per share	$13.37	$12.49
Class R-4:	Net assets	$348,354	$314,785
	Shares outstanding	25,838	25,024
	Net asset value per share	$13.48	$12.58
Class R-5E:	Net assets	$181,328	$141,497
	Shares outstanding	13,479	11,265
	Net asset value per share	$13.45	$12.56
Class R-5:	Net assets	$90,216	$72,205
	Shares outstanding	6,628	5,684
	Net asset value per share	$13.61	$12.70
Class R-6:	Net assets	$3,480,115	$2,713,008
	Shares outstanding	256,693	214,253
	Net asset value per share	$13.56	$12.66

American Funds Target Date Retirement Series	39

Financial statements (continued)

Statements of operations for the year ended October 31, 2021	(dollars in thousands)

	2065 Fund		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends from affiliated issuers	$2,041		$52,465	$119,801	$205,101	$252,715

Fees and expenses*:
Distribution services	456		6,821	14,281	23,201	27,238
Transfer agent services	177		2,698	5,872	9,503	11,343
Reports to shareholders	2		41	94	157	183
Registration statement and prospectus	131		360	524	697	759
Trustees’ compensation	—	†	14	33	56	66
Auditing and legal	—	†	5	11	19	22
Custodian	4		6	8	11	12
Other	—	†	2	4	7	8
Total fees and expenses before reimbursements	770		9,947	20,827	33,651	39,631
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	†	—	—	—	—
Miscellaneous fee reimbursement	82		—	—	—	—
Total fees and expenses after reimbursements	688		9,947	20,827	33,651	39,631
Net investment income	1,353		42,518	98,974	171,450	213,084

Net realized gain and unrealized appreciation:
Net realized gain on sale of investments in affiliated issuers	959		79,813	215,568	382,990	495,541
Net realized gain on in-kind redemptions	—		13,264	48,723	62,994	92,944
Capital gain distributions received from affiliated issuers	3,202		97,187	224,888	376,761	433,429
	4,161		190,264	489,179	822,745	1,021,914
Net unrealized appreciation on investments in affiliated issuers	35,713		1,036,764	2,355,347	3,942,941	4,430,983
Net realized gain and unrealized appreciation	39,874		1,227,028	2,844,526	4,765,686	5,452,897
Net increase in net assets resulting from operations	$41,227		$1,269,546	$2,943,500	$4,937,136	$5,665,981

See end of statements of operations for footnotes.

See notes to financial statements.

40	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2021 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Investment income:
Income:
Dividends from affiliated issuers	$343,427	$417,786	$544,272	$524,281	$381,049

Fees and expenses*:
Distribution services	34,433	40,818	47,441	42,928	25,658
Transfer agent services	14,231	16,735	19,149	17,168	10,139
Reports to shareholders	235	265	313	274	166
Registration statement and prospectus	868	974	1,115	956	483
Trustees’ compensation	84	95	112	98	59
Auditing and legal	28	28	33	28	15
Custodian	15	16	18	16	11
Other	10	11	14	12	7
Total fees and expenses before reimbursements	49,904	58,942	68,195	61,480	36,538
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	—	—	—	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total fees and expenses after reimbursements	49,904	58,942	68,195	61,480	36,538
Net investment income	293,523	358,844	476,077	462,801	344,511

Net realized gain and unrealized appreciation:
Net realized gain on sale of investments in affiliated issuers	724,529	945,280	1,569,378	1,259,179	723,544
Net realized gain on in-kind redemptions	96,737	112,286	102,937	83,856	34,172
Capital gain distributions received from affiliated issuers	543,169	588,145	676,722	587,615	309,579
	1,364,435	1,645,711	2,349,037	1,930,650	1,067,295
Net unrealized appreciation on investments in affiliated issuers	5,463,774	5,418,519	4,527,231	3,116,584	1,556,128
Net realized gain and unrealized appreciation	6,828,209	7,064,230	6,876,268	5,047,234	2,623,423
Net increase in net assets resulting from operations	$7,121,732	$7,423,074	$7,352,345	$5,510,035	$2,967,934

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Target Date Retirement Series	41

Financial statements (continued)

Statements of operations for the year ended October 31, 2021 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$124,217	$88,205

Fees and expenses*:
Distribution services	8,559	5,444
Transfer agent services	3,284	2,135
Reports to shareholders	52	38
Registration statement and prospectus	252	234
Trustees’ compensation	18	13
Auditing and legal	2	—	†
Custodian	6	6
Other	3	2
Total fees and expenses before reimbursements	12,176	7,872
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	—
Miscellaneous fee reimbursement	—	—
Total fees and expenses after reimbursements	12,176	7,872
Net investment income	112,041	80,333

Net realized gain and unrealized appreciation:
Net realized gain on sale of investments in affiliated issuers	156,716	74,696
Net realized gain on in-kind redemptions	8,692	7,691
Capital gain distributions received from affiliated issuers	82,336	56,789
	247,744	139,176
Net unrealized appreciation on investments in affiliated issuers	534,621	363,982
Net realized gain and unrealized appreciation	782,365	503,158
Net increase in net assets resulting from operations	$894,406	$583,491

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

42	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	2065 Fund		2060 Fund		2055 Fund
	Year ended	Period ended
	October 31,	October 31,	Year ended October 31,		Year ended October 31,
	2021	2020*	2021	2020	2021	2020
Operations:
Net investment income	$1,353	$85	$42,518	$33,685	$98,974	$91,884
Net realized gain (loss)	4,161	(90)	190,264	89,047	489,179	238,294
Net unrealized appreciation (depreciation)	35,713	1,269	1,036,764	136,384	2,355,347	312,316
Net increase in net assets resulting from operations	41,227	1,264	1,269,546	259,116	2,943,500	642,494

Distributions paid to shareholders	(476)	—	(101,778)	(74,383)	(279,621)	(249,659)

Net capital share transactions	300,160	42,287	1,518,470	1,096,348	2,094,440	1,775,663

Total increase in net assets	340,911	43,551	2,686,238	1,281,081	4,758,319	2,168,498

Net assets:
Beginning of period	43,551	—	3,294,801	2,013,720	8,023,451	5,854,953
End of period	$384,462	$43,551	$5,981,039	$3,294,801	$12,781,770	$8,023,451

	2050 Fund		2045 Fund		2040 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$171,450	$165,369	$213,084	$204,215	$293,523	$283,366
Net realized gain (loss)	822,745	495,557	1,021,914	535,556	1,364,435	776,368
Net unrealized appreciation (depreciation)	3,942,941	463,702	4,430,983	559,970	5,463,774	610,547
Net increase in net assets resulting from operations	4,937,136	1,124,628	5,665,981	1,299,741	7,121,732	1,670,281

Distributions paid to shareholders	(499,780)	(485,010)	(592,874)	(585,197)	(786,145)	(796,762)

Net capital share transactions	2,849,117	2,280,231	2,988,728	2,513,513	3,528,061	2,565,878

Total increase in net assets	7,286,473	2,919,849	8,061,835	3,228,057	9,863,648	3,439,397

Net assets:
Beginning of period	13,694,516	10,774,667	16,091,382	12,863,325	20,830,482	17,391,085
End of period	$20,980,989	$13,694,516	$24,153,217	$16,091,382	$30,694,130	$20,830,482

See end of statements of changes in net assets for footnote.

See notes to financial statements.

American Funds Target Date Retirement Series	43

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	2035 Fund		2030 Fund		2025 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$358,844	$335,716	$476,077	$452,902	$462,801	$436,040
Net realized gain (loss)	1,645,711	821,209	2,349,037	883,357	1,930,650	628,113
Net unrealized appreciation (depreciation)	5,418,519	679,255	4,527,231	634,495	3,116,584	626,366
Net increase in net assets resulting from operations	7,423,074	1,836,180	7,352,345	1,970,754	5,510,035	1,690,519

Distributions paid to shareholders	(958,701)	(895,776)	(1,160,645)	(1,045,635)	(1,028,604)	(888,660)

Net capital share transactions	4,231,161	3,001,867	4,521,835	3,199,948	3,039,117	2,583,686

Total increase in net assets	10,695,534	3,942,271	10,713,535	4,125,067	7,520,548	3,385,545

Net assets:
Beginning of period	23,873,568	19,931,297	29,022,399	24,897,332	26,227,425	22,841,880
End of period	$34,569,102	$23,873,568	$39,735,934	$29,022,399	$33,747,973	$26,227,425

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$344,511	$373,107	$112,041	$126,041	$80,333	$86,394
Net realized gain (loss)	1,067,295	402,219	247,744	99,065	139,176	62,857
Net unrealized appreciation (depreciation)	1,556,128	74,580	534,621	(3,949)	363,982	9,337
Net increase in net assets resulting from operations	2,967,934	849,906	894,406	221,157	583,491	158,588

Distributions paid to shareholders	(750,954)	(667,464)	(226,836)	(218,058)	(152,768)	(127,841)

Net capital share transactions	246,459	342,461	31,801	23,706	167,843	251,032

Total increase in net assets	2,463,439	524,903	699,371	26,805	598,566	281,779

Net assets:
Beginning of period	16,806,008	16,281,105	5,297,960	5,271,155	3,833,650	3,551,871
End of period	$19,269,447	$16,806,008	$5,997,331	$5,297,960	$4,432,216	$3,833,650

*	For the period March 27, 2020, commencement of operations, through October 31, 2020.

See notes to financial statements.

44	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	45

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2021, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

46	American Funds Target Date Retirement Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher

American Funds Target Date Retirement Series	47

quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

48	American Funds Target Date Retirement Series

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Funds Target Date Retirement Series	49

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2021, were as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Undistributed ordinary income	$1,467	$32,175	$51,828	$93,985	$96,628	$127,964
Undistributed long-term capital gains	3,197	161,955	438,929	734,731	918,549	1,243,097
Gross unrealized appreciation on investments	36,967	1,271,160	3,096,486	5,428,844	6,213,326	7,929,001
Gross unrealized depreciation on investments	(250)	(1,895)	(2,084)	(2,172)	(1,227)	(8,024)
Net unrealized appreciation on investments	36,717	1,269,265	3,094,402	5,426,672	6,212,099	7,920,977
Cost of investments	347,833	4,712,839	9,689,694	15,557,877	17,945,421	22,778,432
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	615	18,617	49,503	82,107	118,629	139,234

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$158,982	$200,763	$184,821	$136,477	$53,282	$41,994
Undistributed long-term capital gains	1,473,659	2,089,391	1,671,983	900,022	197,901	97,941
Gross unrealized appreciation on investments	8,117,421	7,574,219	5,675,843	3,025,994	983,445	590,594
Gross unrealized depreciation on investments	(33,011)	(12,978)	(1,369)	—	(992)	(432)
Net unrealized appreciation on investments	8,084,410	7,561,241	5,674,474	3,025,994	982,453	590,162
Cost of investments	26,491,138	32,182,202	28,079,864	16,247,091	5,016,018	3,842,873
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	175,829	231,439	216,410	138,177	32,779	23,513

No distributions were paid to shareholders of the 2065 Fund during the period March 27, 2020, commencement of operations, through October 31, 2020. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2065 Fund

	Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$61		$6		$67
Class C	3		1		4
Class T	—	*	—	*	—	*
Class F-1	2		—	*	2
Class F-2	3		—	*	3
Class F-3	—	*	—	*	—	*
Class R-1	—	*	—	*	—	*
Class R-2	47		7		54
Class R-2E	4		1		5
Class R-3	51		7		58
Class R-4	39		4		43
Class R-5E	24		2		26
Class R-5	13		1		14
Class R-6	185		15		200
Total	$432		$44		$476

See end of tables for footnote.

50	American Funds Target Date Retirement Series

2060 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,449		$8,452		$10,901		$1,935		$6,421		$8,356
Class C	—	*	1,137		1,137		65		950		1,015
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	110		367		477		75		248		323
Class F-2	261		661		922		181		466		647
Class F-3	12		28		40		11		27		38
Class R-1	3		71		74		1		35		36
Class R-2	—	*	4,781		4,781		263		4,073		4,336
Class R-2E	111		939		1,050		127		740		867
Class R-3	944		5,449		6,393		926		4,334		5,260
Class R-4	1,388		5,352		6,740		1,628		5,294		6,922
Class R-5E	1,031		2,759		3,790		660		1,779		2,439
Class R-5	604		1,488		2,092		523		1,317		1,840
Class R-6	18,953		44,428		63,381		12,420		29,884		42,304
Total	$25,866		$75,912		$101,778		$18,815		$55,568		$74,383

2055 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$5,403		$20,288		$25,691		$5,015		$19,032		$24,047
Class C	18		1,949		1,967		115		1,920		2,035
Class T	—	*	—	*	—	*	—	*	1		1
Class F-1	258		957		1,215		192		750		942
Class F-2	318		894		1,212		267		789		1,056
Class F-3	71		185		256		65		180		245
Class R-1	17		194		211		4		138		142
Class R-2	—	*	11,989		11,989		565		12,485		13,050
Class R-2E	273		2,598		2,871		388		2,523		2,911
Class R-3	2,342		15,379		17,721		2,768		15,721		18,489
Class R-4	4,195		17,776		21,971		5,607		21,367		26,974
Class R-5E	2,708		8,070		10,778		1,979		6,243		8,222
Class R-5	1,970		5,405		7,375		2,323		6,766		9,089
Class R-6	48,875		127,489		176,364		37,688		104,768		142,456
Total	$66,448		$213,173		$279,621		$56,976		$192,683		$249,659

See end of tables for footnote.

American Funds Target Date Retirement Series	51

2050 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,517		$37,811		$47,328		$9,862		$38,250		$48,112
Class C	35		3,293		3,328		223		3,250		3,473
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	373		1,469		1,842		305		1,204		1,509
Class F-2	579		1,728		2,307		506		1,545		2,051
Class F-3	54		149		203		103		295		398
Class R-1	8		438		446		7		415		422
Class R-2	—	*	19,760		19,760		1,106		21,047		22,153
Class R-2E	434		4,636		5,070		667		4,740		5,407
Class R-3	4,055		28,850		32,905		5,406		31,130		36,536
Class R-4	6,772		30,614		37,386		9,931		38,764		48,695
Class R-5E	4,578		14,540		19,118		3,900		12,584		16,484
Class R-5	3,047		8,867		11,914		4,038		12,081		16,119
Class R-6	84,600		233,573		318,173		73,578		210,073		283,651
Total	$114,052		$385,728		$499,780		$109,632		$375,378		$485,010

2045 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$11,986		$41,717		$53,703		$12,409		$42,869		$55,278
Class C	142		3,377		3,519		326		3,439		3,765
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	499		1,714		2,213		417		1,464		1,881
Class F-2	818		2,187		3,005		751		2,084		2,835
Class F-3	63		157		220		42		110		152
Class R-1	36		543		579		29		438		467
Class R-2	706		24,510		25,216		2,104		27,320		29,424
Class R-2E	852		6,770		7,622		1,223		7,292		8,515
Class R-3	5,584		31,946		37,530		7,180		35,452		42,632
Class R-4	8,845		34,744		43,589		13,257		46,451		59,708
Class R-5E	6,144		17,332		23,476		5,092		15,076		20,168
Class R-5	3,770		9,826		13,596		4,828		13,234		18,062
Class R-6	108,592		270,014		378,606		94,520		247,790		342,310
Total	$148,037		$444,837		$592,874		$142,178		$443,019		$585,197

See end of tables for footnote.

52	American Funds Target Date Retirement Series

2040 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$17,673		$56,247		$73,920		$18,092		$58,943		$77,035
Class C	268		4,099		4,367		484		4,317		4,801
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	928		2,932		3,860		767		2,504		3,271
Class F-2	1,119		2,794		3,913		1,016		2,671		3,687
Class F-3	110		258		368		53		132		185
Class R-1	46		681		727		45		693		738
Class R-2	1,614		29,802		31,416		3,016		33,211		36,227
Class R-2E	1,002		6,734		7,736		1,408		7,481		8,889
Class R-3	8,432		42,088		50,520		10,220		46,828		57,048
Class R-4	13,124		45,785		58,909		18,065		59,472		77,537
Class R-5E	8,458		22,291		30,749		7,515		21,042		28,557
Class R-5	5,053		12,329		17,382		6,557		16,999		23,556
Class R-6	150,706		351,572		502,278		136,326		338,905		475,231
Total	$208,533		$577,612		$786,145		$203,564		$593,198		$796,762

2035 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$25,298		$65,550		$90,848		$23,372		$65,301		$88,673
Class C	678		4,904		5,582		702		4,823		5,525
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,464		3,726		5,190		1,050		2,949		3,999
Class F-2	1,861		3,925		5,786		1,490		3,430		4,920
Class F-3	229		457		686		219		479		698
Class R-1	121		707		828		77		637		714
Class R-2	4,731		37,046		41,777		5,254		39,569		44,823
Class R-2E	2,159		9,458		11,617		2,251		9,657		11,908
Class R-3	14,211		51,352		65,563		14,180		53,467		67,647
Class R-4	18,767		52,231		70,998		23,257		65,465		88,722
Class R-5E	11,050		24,293		35,343		8,425		20,817		29,242
Class R-5	6,934		14,329		21,263		7,769		17,607		25,376
Class R-6	201,663		401,557		603,220		164,611		358,918		523,529
Total	$289,166		$669,535		$958,701		$252,657		$643,119		$895,776

See end of tables for footnote.

American Funds Target Date Retirement Series	53

2030 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$45,479		$72,481		$117,960		$36,681		$71,802		$108,483
Class C	1,683		5,097		6,780		1,364		5,117		6,481
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	2,088		3,280		5,368		1,338		2,620		3,958
Class F-2	3,678		5,001		8,679		2,536		4,161		6,697
Class F-3	373		486		859		284		444		728
Class R-1	280		823		1,103		171		805		976
Class R-2	10,466		32,974		43,440		8,745		35,648		44,393
Class R-2E	4,010		8,956		12,966		3,257		8,884		12,141
Class R-3	26,779		53,515		80,294		22,551		55,928		78,479
Class R-4	33,480		55,644		89,124		34,880		68,074		102,954
Class R-5E	18,711		26,375		45,086		13,622		23,678		37,300
Class R-5	10,759		14,441		25,200		10,841		17,585		28,426
Class R-6	314,245		409,541		723,786		239,324		375,295		614,619
Total	$472,031		$688,614		$1,160,645		$375,594		$670,041		$1,045,635

2025 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$56,198		$63,529		$119,727		$41,884		$62,282		$104,166
Class C	2,355		4,399		6,754		1,645		4,391		6,036
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,822		2,019		3,841		946		1,425		2,371
Class F-2	4,221		4,181		8,402		2,916		3,688		6,604
Class F-3	366		350		716		231		280		511
Class R-1	322		601		923		207		635		842
Class R-2	12,765		24,832		37,597		9,469		27,081		36,550
Class R-2E	5,395		8,248		13,643		4,284		8,732		13,016
Class R-3	29,801		40,682		70,483		23,479		42,959		66,438
Class R-4	36,484		42,835		79,319		35,758		53,021		88,779
Class R-5E	20,060		20,410		40,470		13,003		17,511		30,514
Class R-5	11,755		11,496		23,251		11,120		13,898		25,018
Class R-6	319,088		304,390		623,478		229,550		278,265		507,815
Total	$500,632		$527,972		$1,028,604		$374,492		$514,168		$888,660

See end of tables for footnote.

54	American Funds Target Date Retirement Series

2020 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$54,380		$47,128		$101,508		$41,289		$46,193		$87,482
Class C	2,449		3,063		5,512		1,756		3,110		4,866
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,378		1,195		2,573		938		1,055		1,993
Class F-2	3,565		2,781		6,346		2,573		2,526		5,099
Class F-3	288		217		505		181		172		353
Class R-1	233		319		552		193		371		564
Class R-2	10,879		13,996		24,875		8,218		15,485		23,703
Class R-2E	4,102		4,470		8,572		3,415		4,820		8,235
Class R-3	24,706		25,003		49,709		20,866		27,939		48,805
Class R-4	31,819		28,272		60,091		30,974		34,911		65,885
Class R-5E	17,160		13,697		30,857		12,059		12,525		24,584
Class R-5	8,673		6,701		15,374		8,952		8,714		17,666
Class R-6	253,075		191,405		444,480		194,268		183,961		378,229
Total	$412,707		$338,247		$750,954		$325,682		$341,782		$667,464

2015 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$24,128		$15,555		$39,683		$19,687		$19,346		$39,033
Class C	769		716		1,485		616		938		1,554
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	393		255		648		279		275		554
Class F-2	1,365		800		2,165		1,044		908		1,952
Class F-3	91		52		143		101		85		186
Class R-1	132		129		261		121		190		311
Class R-2	3,878		3,642		7,520		3,197		5,104		8,301
Class R-2E	1,607		1,290		2,897		1,362		1,728		3,090
Class R-3	9,320		6,898		16,218		7,653		8,980		16,633
Class R-4	8,467		5,618		14,085		8,691		8,622		17,313
Class R-5E	5,296		3,161		8,457		3,464		3,200		6,664
Class R-5	2,577		1,495		4,072		2,579		2,223		4,802
Class R-6	82,352		46,850		129,202		63,941		53,724		117,665
Total	$140,375		$86,461		$226,836		$112,735		$105,323		$218,058

See end of tables for footnote.

American Funds Target Date Retirement Series	55

2010 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$14,684		$8,047		$22,731		$11,415		$8,060		$19,475
Class C	455		360		815		396		410		806
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	220		122		342		166		117		283
Class F-2	866		431		1,297		559		349		908
Class F-3	151		73		224		78		47		125
Class R-1	36		27		63		21		27		48
Class R-2	1,798		1,422		3,220		1,361		1,556		2,917
Class R-2E	1,216		819		2,035		921		811		1,732
Class R-3	5,903		3,759		9,662		5,133		4,260		9,393
Class R-4	7,689		4,249		11,938		6,336		4,504		10,840
Class R-5E	3,756		1,903		5,659		2,392		1,562		3,954
Class R-5	1,863		919		2,782		1,829		1,134		2,963
Class R-6	62,023		29,977		92,000		46,403		27,994		74,397
Total	$100,660		$52,108		$152,768		$77,010		$50,831		$127,841

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of 2065 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in 2065 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements. For the year ended October 31, 2021, CRMC reimbursed miscellaneous fees of $82,000 for 2065 Fund, which CRMC does not intend to recoup.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

56	American Funds Target Date Retirement Series

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2021, unreimbursed expenses subject to reimbursement totaled $5,000 for 2065 Fund’s Class A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for 2065 Fund’s Class T shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2021, were as follows (dollars in thousands):

2065 Fund

Share class	Distribution services	Transfer agent services
Class A	$85	$21
Class C	19	2
Class T	—	—	*
Class F-1	2	1
Class F-2	Not applicable	1
Class F-3	Not applicable	—	*
Class R-1	3	—	*
Class R-2	178	81
Class R-2E	12	4
Class R-3	121	36
Class R-4	36	14
Class R-5E	Not applicable	14
Class R-5	Not applicable	2
Class R-6	Not applicable	1
Total class-specific expenses	$456	$177

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,305	$383
Class C	647	50
Class T	—	—	*
Class F-1	60	27
Class F-2	Not applicable	36
Class F-3	Not applicable	—	*
Class R-1	45	5
Class R-2	2,001	926
Class R-2E	340	113
Class R-3	1,605	484
Class R-4	818	330
Class R-5E	Not applicable	254
Class R-5	Not applicable	45
Class R-6	Not applicable	45
Total class-specific expenses	$6,821	$2,698

See end of tables for footnote.

American Funds Target Date Retirement Series	57

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,489	$748
Class C	904	70
Class T	—	—	*
Class F-1	120	54
Class F-2	Not applicable	40
Class F-3	Not applicable	—	*
Class R-1	94	10
Class R-2	4,105	1,902
Class R-2E	750	250
Class R-3	3,651	1,101
Class R-4	2,168	875
Class R-5E	Not applicable	584
Class R-5	Not applicable	133
Class R-6	Not applicable	105
Total class-specific expenses	$14,281	$5,872

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,211	$1,292
Class C	1,422	110
Class T	—	—	*
Class F-1	182	82
Class F-2	Not applicable	70
Class F-3	Not applicable	—	*
Class R-1	186	20
Class R-2	6,260	2,901
Class R-2E	1,228	410
Class R-3	6,230	1,880
Class R-4	3,482	1,407
Class R-5E	Not applicable	950
Class R-5	Not applicable	202
Class R-6	Not applicable	179
Total class-specific expenses	$23,201	$9,503

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,630	$1,441
Class C	1,475	114
Class T	—	—	*
Class F-1	210	95
Class F-2	Not applicable	90
Class F-3	Not applicable	—	*
Class R-1	242	26
Class R-2	7,853	3,640
Class R-2E	1,808	603
Class R-3	7,039	2,125
Class R-4	3,981	1,608
Class R-5E	Not applicable	1,167
Class R-5	Not applicable	226
Class R-6	Not applicable	208
Total class-specific expenses	$27,238	$11,343

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$6,399	$1,934
Class C	1,783	138
Class T	—	—	*
Class F-1	349	158
Class F-2	Not applicable	114
Class F-3	Not applicable	—	*
Class R-1	303	32
Class R-2	9,463	4,385
Class R-2E	1,776	592
Class R-3	9,158	2,765
Class R-4	5,202	2,105
Class R-5E	Not applicable	1,461
Class R-5	Not applicable	279
Class R-6	Not applicable	268
Total class-specific expenses	$34,433	$14,231

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$7,380	$2,223
Class C	2,083	162
Class T	—	—	*
Class F-1	437	198
Class F-2	Not applicable	158
Class F-3	Not applicable	—	*
Class R-1	309	33
Class R-2	11,457	5,310
Class R-2E	2,421	808
Class R-3	10,931	3,300
Class R-4	5,800	2,344
Class R-5E	Not applicable	1,583
Class R-5	Not applicable	318
Class R-6	Not applicable	298
Total class-specific expenses	$40,818	$16,735

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$9,863	$2,837
Class C	2,482	193
Class T	—	—	*
Class F-1	417	190
Class F-2	Not applicable	227
Class F-3	Not applicable	1
Class R-1	432	46
Class R-2	11,622	5,389
Class R-2E	2,652	885
Class R-3	12,933	3,908
Class R-4	7,040	2,849
Class R-5E	Not applicable	1,908
Class R-5	Not applicable	368
Class R-6	Not applicable	348
Total class-specific expenses	$47,441	$19,149

See end of tables for footnote.

58	American Funds Target Date Retirement Series

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$9,894	$2,852
Class C	2,451	191
Class T	—	—	*
Class F-1	281	130
Class F-2	Not applicable	212
Class F-3	Not applicable	—	*
Class R-1	328	36
Class R-2	10,034	4,655
Class R-2E	2,722	914
Class R-3	11,147	3,370
Class R-4	6,071	2,458
Class R-5E	Not applicable	1,728
Class R-5	Not applicable	328
Class R-6	Not applicable	294
Total class-specific expenses	$42,928	$17,168

2020 Fund
Share class	Distribution services	Transfer agent services
Class A	$6,909	$1,982
Class C	1,622	126
Class T	—	—	*
Class F-1	157	73
Class F-2	Not applicable	139
Class F-3	Not applicable	—	*
Class R-1	159	17
Class R-2	5,306	2,464
Class R-2E	1,371	462
Class R-3	6,417	1,947
Class R-4	3,717	1,509
Class R-5E	Not applicable	1,061
Class R-5	Not applicable	184
Class R-6	Not applicable	175
Total class-specific expenses	$25,658	$10,139

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,704	$786
Class C	458	36
Class T	—	—	*
Class F-1	40	19
Class F-2	Not applicable	47
Class F-3	Not applicable	—	*
Class R-1	78	8
Class R-2	1,716	797
Class R-2E	480	162
Class R-3	2,155	652
Class R-4	928	376
Class R-5E	Not applicable	299
Class R-5	Not applicable	50
Class R-6	Not applicable	52
Total class-specific expenses	$8,559	$3,284

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,678	$492
Class C	290	23
Class T	—	—	*
Class F-1	24	11
Class F-2	Not applicable	31
Class F-3	Not applicable	—	*
Class R-1	19	2
Class R-2	806	374
Class R-2E	404	136
Class R-3	1,395	422
Class R-4	828	336
Class R-5E	Not applicable	230
Class R-5	Not applicable	37
Class R-6	Not applicable	41
Total class-specific expenses	$5,444	$2,135

*	Amount less than one thousand.

American Funds Target Date Retirement Series	59

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
2065 Fund	$—	*	$—	*	$—	*
2060 Fund	11		3		14
2055 Fund	26		7		33
2050 Fund	44		12		56
2045 Fund	51		15		66
2040 Fund	65		19		84
2035 Fund	74		21		95
2030 Fund	87		25		112
2025 Fund	76		22		98
2020 Fund	45		14		59
2015 Fund	14		4		18
2010 Fund	10		3		13

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2021, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$329,940	$25,625
2060 Fund	2,138,306	581,588
2055 Fund	3,635,823	1,496,582
2050 Fund	5,311,714	2,413,583
2045 Fund	6,140,595	3,097,465
2040 Fund	8,040,229	4,459,124
2035 Fund	9,249,407	5,028,904
2030 Fund	12,058,267	7,542,561
2025 Fund	8,466,951	5,405,193
2020 Fund	3,793,471	3,643,676
2015 Fund	1,191,008	1,191,745
2010 Fund	1,006,856	855,189

60	American Funds Target Date Retirement Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$45,911	2,933	$67		5		$(4,393)	(279)	$41,585	2,659
Class C	3,350	215	3		—	[2]	(265)	(17)	3,088	198
Class T	—	—	—		—		—	—	—	—
Class F-1	876	57	2		—	[2]	(178)	(11)	700	46
Class F-2	2,936	184	3		—	[2]	(264)	(17)	2,675	167
Class F-3	38	3	—	[2]	—	[2]	— [2]	— [2]	38	3
Class R-1	647	41	—	[2]	—	[2]	(2)	— [2]	645	41
Class R-2	36,798	2,398	54		4		(10,407)	(669)	26,445	1,733
Class R-2E	2,725	176	4		—	[2]	(1,134)	(71)	1,595	105
Class R-3	37,893	2,461	57		4		(10,988)	(713)	26,962	1,752
Class R-4	24,272	1,566	43		3		(6,450)	(405)	17,865	1,164
Class R-5E	16,509	1,062	26		2		(5,163)	(332)	11,372	732
Class R-5	7,340	471	14		1		(2,178)	(142)	5,176	330
Class R-6	202,965	12,944	201		14		(41,152)	(2,665)	162,014	10,293
Total net increase (decrease)	$382,260	24,511	$474		33		$(82,574)	(5,321)	$300,160	19,223

For the period March 27, 2020[3], through October 31, 2020

Class A	$7,796	640	$—		—		$(1,225)	(96)	$6,571	544
Class C	353	29	—		—		(26)	(2)	327	27
Class T	10	1	—		—		—	—	10	1
Class F-1	165	13	—		—		(14)	(1)	151	12
Class F-2	295	24	—		—		(1)	— [2]	294	24
Class F-3	37	3	—		—		—	—	37	3
Class R-1	11	1	—		—		— [2]	— [2]	11	1
Class R-2	8,866	728	—		—		(2,424)	(195)	6,442	533
Class R-2E	808	67	—		—		(94)	(7)	714	60
Class R-3	8,910	742	—		—		(1,860)	(152)	7,050	590
Class R-4	5,627	450	—		—		(2,393)	(187)	3,234	263
Class R-5E	2,583	209	—		—		(123)	(10)	2,460	199
Class R-5	1,776	146	—		—		(541)	(42)	1,235	104
Class R-6	20,639	1,620	—		—		(6,888)	(541)	13,751	1,079
Total net increase (decrease)	$57,876	4,673	$—		—		$(15,589)	(1,233)	$42,287	3,440

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

2060 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$184,122	10,973	$10,770	691	$(64,583)	(3,855)	$130,309	7,809
Class C	20,625	1,255	1,135	74	(12,004)	(731)	9,756	598
Class T	—	—	—	—	—	—	—	—
Class F-1	16,329	976	475	31	(6,944)	(410)	9,860	597
Class F-2	22,152	1,310	919	59	(7,580)	(449)	15,491	920
Class F-3	2,006	117	40	3	(335)	(20)	1,711	100
Class R-1	2,279	136	74	5	(735)	(43)	1,618	98
Class R-2	108,590	6,585	4,773	310	(79,367)	(4,811)	33,996	2,084
Class R-2E	30,302	1,831	1,049	68	(16,843)	(1,024)	14,508	875
Class R-3	157,872	9,474	6,390	412	(97,071)	(5,843)	67,191	4,043
Class R-4	158,732	9,489	6,740	432	(156,079)	(9,548)	9,393	373
Class R-5E	99,167	5,924	3,790	243	(73,744)	(4,264)	29,213	1,903
Class R-5	36,376	2,143	2,092	133	(19,849)	(1,178)	18,619	1,098
Class R-6	1,643,773	97,104	63,379	4,039	(530,347)	(31,573)	1,176,805	69,570
Total net increase (decrease)	$2,482,325	147,317	$101,626	6,500	$(1,065,481)	(63,749)	$1,518,470	90,068

Year ended October 31, 2020

Class A	$145,358	11,151	$8,282	612	$(43,612)	(3,329)	$110,028	8,434
Class C	18,259	1,405	1,014	76	(6,847)	(522)	12,426	959
Class T	—	—	—	—	—	—	—	—
Class F-1	7,919	598	321	24	(2,838)	(221)	5,402	401
Class F-2	16,840	1,279	647	48	(6,898)	(535)	10,589	792
Class F-3	682	52	38	3	(6,208)	(462)	(5,488)	(407)
Class R-1	1,867	146	36	3	(486)	(36)	1,417	113
Class R-2	92,820	7,139	4,332	324	(52,194)	(4,001)	44,958	3,462
Class R-2E	20,826	1,603	867	65	(10,874)	(827)	10,819	841
Class R-3	123,459	9,418	5,256	391	(62,518)	(4,758)	66,197	5,051
Class R-4	155,022	11,863	6,921	511	(83,517)	(6,280)	78,426	6,094
Class R-5E	68,363	5,171	2,439	180	(36,666)	(2,711)	34,136	2,640
Class R-5	35,241	2,654	1,840	135	(23,285)	(1,752)	13,796	1,037
Class R-6	1,018,341	76,562	42,303	3,110	(347,002)	(25,818)	713,642	53,854
Total net increase (decrease)	$1,704,997	129,041	$74,296	5,482	$(682,945)	(51,252)	$1,096,348	83,271

See end of tables for footnotes.

62	American Funds Target Date Retirement Series

2055 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$237,426	9,503	$25,666	1,104	$(118,094)	(4,737)	$144,998	5,870
Class C	21,459	883	1,965	86	(14,540)	(595)	8,884	374
Class T	—	—	—	—	—	—	—	—
Class F-1	17,455	707	1,212	52	(8,179)	(328)	10,488	431
Class F-2	20,155	807	1,209	52	(7,082)	(282)	14,282	577
Class F-3	3,171	128	256	11	(576)	(22)	2,851	117
Class R-1	5,908	250	212	9	(2,531)	(103)	3,589	156
Class R-2	167,006	6,841	11,978	526	(152,590)	(6,248)	26,394	1,119
Class R-2E	44,146	1,798	2,871	126	(30,969)	(1,277)	16,048	647
Class R-3	266,189	10,763	17,718	770	(222,382)	(9,014)	61,525	2,519
Class R-4	280,511	11,290	21,970	947	(413,220)	(16,876)	(110,739)	(4,639)
Class R-5E	160,137	6,456	10,777	465	(156,098)	(6,087)	14,816	834
Class R-5	77,256	3,046	7,334	313	(58,618)	(2,330)	25,972	1,029
Class R-6	2,759,858	109,166	176,359	7,514	(1,060,885)	(42,310)	1,875,332	74,370
Total net increase (decrease)	$4,060,677	161,638	$279,527	11,975	$(2,245,764)	(90,209)	$2,094,440	83,404

Year ended October 31, 2020

Class A	$198,086	10,045	$24,026	1,186	$(89,039)	(4,486)	$133,073	6,745
Class C	18,123	938	2,033	102	(9,861)	(506)	10,295	534
Class T	—	—	—	—	—	—	—	—
Class F-1	17,602	884	937	47	(8,303)	(420)	10,236	511
Class F-2	13,730	685	1,052	52	(7,857)	(411)	6,925	326
Class F-3	1,072	54	243	12	(561)	(30)	754	36
Class R-1	1,851	96	142	7	(1,102)	(55)	891	48
Class R-2	146,562	7,547	13,045	657	(120,397)	(6,207)	39,210	1,997
Class R-2E	39,061	1,996	2,911	146	(22,914)	(1,185)	19,058	957
Class R-3	222,050	11,288	18,476	922	(166,305)	(8,510)	74,221	3,700
Class R-4	280,183	14,167	26,974	1,335	(195,289)	(9,840)	111,868	5,662
Class R-5E	132,388	6,679	8,222	408	(94,535)	(4,613)	46,075	2,474
Class R-5	66,892	3,346	9,046	443	(92,392)	(4,581)	(16,454)	(792)
Class R-6	1,893,189	93,864	142,456	6,976	(696,134)	(34,302)	1,339,511	66,538
Total net increase (decrease)	$3,030,789	151,589	$249,563	12,293	$(1,504,689)	(75,146)	$1,775,663	88,736

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

2050 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$335,138	16,816	$47,277	2,547	$(207,513)	(10,446)	$174,902	8,917
Class C	30,746	1,583	3,323	183	(21,735)	(1,119)	12,334	647
Class T	—	—	—	—	—	—	—	—
Class F-1	30,330	1,554	1,836	100	(12,735)	(645)	19,431	1,009
Class F-2	31,732	1,595	2,292	124	(17,005)	(856)	17,019	863
Class F-3	6,861	350	199	11	(1,400)	(68)	5,660	293
Class R-1	6,257	327	446	25	(4,319)	(220)	2,384	132
Class R-2	223,104	11,473	19,742	1,087	(228,044)	(11,732)	14,802	828
Class R-2E	57,988	2,960	5,070	277	(46,780)	(2,402)	16,278	835
Class R-3	355,593	18,086	32,900	1,794	(354,412)	(18,077)	34,081	1,803
Class R-4	387,413	19,572	37,377	2,018	(617,826)	(31,768)	(193,036)	(10,178)
Class R-5E	202,098	10,218	19,118	1,034	(244,417)	(11,973)	(23,201)	(721)
Class R-5	98,003	4,832	11,902	636	(91,410)	(4,529)	18,495	939
Class R-6	3,979,771	198,644	318,159	17,060	(1,547,962)	(77,755)	2,749,968	137,949
Total net increase (decrease)	$5,745,034	288,010	$499,641	26,896	$(3,395,558)	(171,590)	$2,849,117	143,316

Year ended October 31, 2020

Class A	$278,706	17,657	$48,039	2,969	$(164,943)	(10,468)	$161,802	10,158
Class C	29,620	1,914	3,471	219	(15,957)	(1,030)	17,134	1,103
Class T	—	—	—	—	—	—	—	—
Class F-1	21,438	1,354	1,500	93	(9,931)	(641)	13,007	806
Class F-2	21,689	1,375	2,036	126	(10,278)	(658)	13,447	843
Class F-3	2,300	150	394	24	(6,726)	(455)	(4,032)	(281)
Class R-1	3,402	218	422	27	(2,548)	(160)	1,276	85
Class R-2	204,289	13,174	22,135	1,397	(174,294)	(11,272)	52,130	3,299
Class R-2E	53,661	3,477	5,407	340	(40,307)	(2,624)	18,761	1,193
Class R-3	308,707	19,693	36,517	2,282	(270,478)	(17,251)	74,746	4,724
Class R-4	391,548	24,711	48,694	3,019	(307,798)	(19,401)	132,444	8,329
Class R-5E	199,765	12,657	16,484	1,023	(169,645)	(10,387)	46,604	3,293
Class R-5	87,689	5,458	16,112	988	(152,957)	(9,537)	(49,156)	(3,091)
Class R-6	2,844,461	176,675	283,651	17,455	(1,326,044)	(82,247)	1,802,068	111,883
Total net increase (decrease)	$4,447,275	278,513	$484,862	29,962	$(2,651,906)	(166,131)	$2,280,231	142,344

See end of tables for footnotes.

64	American Funds Target Date Retirement Series

2045 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$341,703	16,911	$53,656	2,848	$(225,121)	(11,212)	$170,238	8,547
Class C	28,350	1,441	3,518	191	(19,859)	(1,009)	12,009	623
Class T	—	—	—	—	—	—	—	—
Class F-1	33,616	1,692	2,206	118	(13,504)	(668)	22,318	1,142
Class F-2	38,475	1,904	2,995	160	(16,414)	(808)	25,056	1,256
Class F-3	4,768	237	194	10	(1,168)	(57)	3,794	190
Class R-1	8,146	417	579	31	(3,832)	(193)	4,893	255
Class R-2	259,618	13,199	25,196	1,372	(268,447)	(13,682)	16,367	889
Class R-2E	72,198	3,638	7,622	411	(54,827)	(2,793)	24,993	1,256
Class R-3	411,690	20,659	37,497	2,016	(390,232)	(19,650)	58,955	3,025
Class R-4	401,583	19,989	43,580	2,318	(786,094)	(39,601)	(340,931)	(17,294)
Class R-5E	266,504	13,349	23,471	1,251	(303,699)	(14,681)	(13,724)	(81)
Class R-5	96,620	4,707	13,588	714	(93,381)	(4,599)	16,827	822
Class R-6	4,411,593	216,930	378,597	19,989	(1,802,257)	(89,250)	2,987,933	147,669
Total net increase (decrease)	$6,374,864	315,073	$592,699	31,429	$(3,978,835)	(198,203)	$2,988,728	148,299

Year ended October 31, 2020

Class A	$291,577	18,099	$55,192	3,351	$(162,323)	(10,046)	$184,446	11,404
Class C	27,661	1,748	3,760	233	(16,955)	(1,070)	14,466	911
Class T	—	—	—	—	—	—	—	—
Class F-1	24,701	1,531	1,874	114	(14,416)	(916)	12,159	729
Class F-2	28,201	1,749	2,825	172	(15,252)	(970)	15,774	951
Class F-3	2,565	165	133	8	(843)	(52)	1,855	121
Class R-1	7,095	448	467	29	(4,094)	(253)	3,468	224
Class R-2	234,767	14,891	29,413	1,828	(225,048)	(14,358)	39,132	2,361
Class R-2E	60,966	3,836	8,516	525	(49,549)	(3,163)	19,933	1,198
Class R-3	369,536	23,188	42,572	2,616	(345,242)	(21,700)	66,866	4,104
Class R-4	420,420	26,106	59,702	3,634	(368,176)	(22,824)	111,946	6,916
Class R-5E	231,196	14,353	20,168	1,230	(214,336)	(12,867)	37,028	2,716
Class R-5	85,557	5,242	18,056	1,087	(155,737)	(9,447)	(52,124)	(3,118)
Class R-6	3,066,550	186,938	342,309	20,696	(1,350,295)	(82,371)	2,058,564	125,263
Total net increase (decrease)	$4,850,792	298,294	$584,987	35,523	$(2,922,266)	(180,037)	$2,513,513	153,780

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

2040 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$435,926	22,159	$73,846	4,009	$(310,572)	(15,848)	$199,200	10,320
Class C	34,220	1,778	4,362	242	(23,162)	(1,202)	15,420	818
Class T	—	—	—	—	—	—	—	—
Class F-1	50,254	2,584	3,847	210	(25,040)	(1,287)	29,061	1,507
Class F-2	48,204	2,445	3,902	212	(21,025)	(1,057)	31,081	1,600
Class F-3	8,621	439	364	20	(2,554)	(129)	6,431	330
Class R-1	10,827	572	727	40	(7,274)	(375)	4,280	237
Class R-2	280,316	14,574	31,395	1,744	(295,383)	(15,375)	16,328	943
Class R-2E	78,856	4,075	7,735	426	(66,948)	(3,495)	19,643	1,006
Class R-3	471,720	24,245	50,506	2,771	(496,790)	(25,593)	25,436	1,423
Class R-4	500,296	25,643	58,894	3,204	(845,397)	(43,671)	(286,207)	(14,824)
Class R-5E	259,883	13,270	30,749	1,676	(343,353)	(16,968)	(52,721)	(2,022)
Class R-5	109,142	5,465	17,380	936	(126,630)	(6,387)	(108)	14
Class R-6	5,158,759	260,349	502,264	27,134	(2,140,806)	(108,550)	3,520,217	178,933
Total net increase (decrease)	$7,447,024	377,598	$785,971	42,624	$(4,704,934)	(239,937)	$3,528,061	180,285

Year ended October 31, 2020

Class A	$370,951	23,370	$76,964	4,763	$(228,957)	(14,502)	$218,958	13,631
Class C	30,984	1,996	4,794	302	(23,467)	(1,514)	12,311	784
Class T	—	—	—	—	—	—	—	—
Class F-1	46,129	2,926	3,266	204	(22,906)	(1,488)	26,489	1,642
Class F-2	31,843	2,004	3,676	227	(18,102)	(1,172)	17,417	1,059
Class F-3	4,585	278	180	11	(908)	(54)	3,857	235
Class R-1	4,065	262	738	46	(4,675)	(295)	128	13
Class R-2	264,193	17,054	36,207	2,287	(263,024)	(17,094)	37,376	2,247
Class R-2E	67,104	4,313	8,888	558	(64,001)	(4,160)	11,991	711
Class R-3	414,469	26,367	57,027	3,562	(391,197)	(25,044)	80,299	4,885
Class R-4	505,079	31,842	77,531	4,810	(491,636)	(30,887)	90,974	5,765
Class R-5E	262,038	16,472	28,558	1,774	(320,629)	(19,519)	(30,033)	(1,273)
Class R-5	102,069	6,344	23,554	1,446	(200,114)	(12,454)	(74,491)	(4,664)
Class R-6	3,749,440	232,274	475,220	29,280	(2,054,058)	(127,684)	2,170,602	133,870
Total net increase (decrease)	$5,852,949	365,502	$796,603	49,270	$(4,083,674)	(255,867)	$2,565,878	158,905

See end of tables for footnotes.

66	American Funds Target Date Retirement Series

2035 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$573,306	30,368	$90,721	5,123	$(373,668)	(19,924)	$290,359	15,567
Class C	44,745	2,424	5,578	321	(30,391)	(1,646)	19,932	1,099
Class T	—	—	—	—	—	—	—	—
Class F-1	69,770	3,762	5,176	294	(32,314)	(1,726)	42,632	2,330
Class F-2	73,195	3,890	5,529	312	(29,930)	(1,590)	48,794	2,612
Class F-3	11,335	592	620	35	(1,113)	(60)	10,842	567
Class R-1	10,100	560	825	48	(4,220)	(230)	6,705	378
Class R-2	346,888	18,797	41,749	2,411	(384,284)	(20,854)	4,353	354
Class R-2E	108,976	5,905	11,617	667	(91,586)	(4,999)	29,007	1,573
Class R-3	590,634	31,763	65,531	3,743	(572,405)	(30,819)	83,760	4,687
Class R-4	550,931	29,410	70,980	4,017	(984,321)	(52,813)	(362,410)	(19,386)
Class R-5E	328,266	17,597	35,342	2,002	(381,417)	(19,772)	(17,809)	(173)
Class R-5	115,565	6,070	21,254	1,190	(119,042)	(6,272)	17,777	988
Class R-6	5,906,878	311,201	603,207	33,926	(2,452,866)	(129,642)	4,057,219	215,485
Total net increase (decrease)	$8,730,589	462,339	$958,129	54,089	$(5,457,557)	(290,347)	$4,231,161	226,081

Year ended October 31, 2020

Class A	$450,502	29,065	$88,558	5,626	$(304,387)	(19,801)	$234,673	14,890
Class C	35,635	2,349	5,518	357	(27,168)	(1,790)	13,985	916
Class T	—	—	—	—	—	—	—	—
Class F-1	45,094	2,917	3,995	255	(19,927)	(1,322)	29,162	1,850
Class F-2	48,510	3,132	4,578	291	(29,782)	(1,970)	23,306	1,453
Class F-3	2,897	180	635	40	(2,135)	(135)	1,397	85
Class R-1	5,789	378	711	47	(5,950)	(385)	550	40
Class R-2	307,882	20,309	44,781	2,904	(327,823)	(21,845)	24,840	1,368
Class R-2E	93,112	6,117	11,908	769	(78,906)	(5,305)	26,114	1,581
Class R-3	515,159	33,569	67,614	4,340	(503,990)	(32,900)	78,783	5,009
Class R-4	546,318	35,296	88,711	5,650	(554,522)	(35,882)	80,507	5,064
Class R-5E	305,105	19,586	29,241	1,864	(432,017)	(26,917)	(97,671)	(5,467)
Class R-5	115,632	7,380	25,374	1,600	(212,107)	(13,466)	(71,101)	(4,486)
Class R-6	4,309,937	273,612	523,517	33,155	(2,176,132)	(139,098)	2,657,322	167,669
Total net increase (decrease)	$6,781,572	433,890	$895,141	56,898	$(4,674,846)	(300,816)	$3,001,867	189,972

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

2030 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$760,746	43,269	$117,698	7,056	$(493,756)	(28,102)	$384,688	22,223
Class C	51,413	2,994	6,764	413	(37,556)	(2,186)	20,621	1,221
Class T	—	—	—	—	—	—	—	—
Class F-1	57,845	3,332	5,351	324	(36,650)	(2,102)	26,546	1,554
Class F-2	103,502	5,885	8,612	517	(51,152)	(2,909)	60,962	3,493
Class F-3	16,457	937	858	51	(6,934)	(386)	10,381	602
Class R-1	15,907	929	1,103	67	(5,559)	(321)	11,451	675
Class R-2	338,609	19,705	43,387	2,657	(418,472)	(24,356)	(36,476)	(1,994)
Class R-2E	126,139	7,309	12,965	790	(96,529)	(5,590)	42,575	2,509
Class R-3	662,570	38,202	80,212	4,859	(702,786)	(40,478)	39,996	2,583
Class R-4	694,299	39,675	89,084	5,350	(1,058,374)	(60,782)	(274,991)	(15,757)
Class R-5E	358,020	20,457	45,086	2,711	(471,022)	(26,354)	(67,916)	(3,186)
Class R-5	127,079	7,142	25,185	1,497	(152,960)	(8,619)	(696)	20
Class R-6	6,521,365	368,892	723,769	43,210	(2,940,440)	(166,556)	4,304,694	245,546
Total net increase (decrease)	$9,833,951	558,728	$1,160,074	69,502	$(6,472,190)	(368,741)	$4,521,835	259,489

Year ended October 31, 2020

Class A	$613,528	40,685	$108,293	7,158	$(420,071)	(28,369)	$301,750	19,474
Class C	46,228	3,145	6,473	435	(38,334)	(2,621)	14,367	959
Class T	—	—	—	—	—	—	—	—
Class F-1	54,543	3,655	3,943	263	(30,368)	(2,067)	28,118	1,851
Class F-2	84,212	5,623	6,677	442	(46,414)	(3,204)	44,475	2,861
Class F-3	7,449	495	727	48	(5,240)	(366)	2,936	177
Class R-1	6,885	465	976	65	(9,273)	(634)	(1,412)	(104)
Class R-2	328,988	22,343	44,376	2,990	(358,132)	(24,671)	15,232	662
Class R-2E	108,646	7,374	12,142	814	(92,115)	(6,333)	28,673	1,855
Class R-3	596,578	40,105	78,448	5,233	(601,408)	(40,729)	73,618	4,609
Class R-4	683,887	45,506	102,936	6,817	(743,198)	(49,680)	43,625	2,643
Class R-5E	398,240	26,510	37,299	2,474	(572,166)	(37,129)	(136,627)	(8,145)
Class R-5	140,434	9,256	28,414	1,863	(229,947)	(15,223)	(61,099)	(4,104)
Class R-6	5,143,520	337,479	614,609	40,488	(2,911,837)	(192,874)	2,846,292	185,093
Total net increase (decrease)	$8,213,138	542,641	$1,045,313	69,090	$(6,058,503)	(403,900)	$3,199,948	207,831

See end of tables for footnotes.

68	American Funds Target Date Retirement Series

2025 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$792,482	49,535	$119,369	7,802	$(556,774)	(34,748)	$355,077	22,589
Class C	48,388	3,087	6,743	449	(39,072)	(2,487)	16,059	1,049
Class T	—	—	—	—	—	—	—	—
Class F-1	33,389	2,119	3,826	252	(29,661)	(1,872)	7,554	499
Class F-2	83,380	5,196	8,353	547	(60,547)	(3,742)	31,186	2,001
Class F-3	21,304	1,322	658	43	(6,916)	(434)	15,046	931
Class R-1	8,885	572	923	61	(6,800)	(432)	3,008	201
Class R-2	287,854	18,395	37,583	2,507	(361,881)	(23,114)	(36,444)	(2,212)
Class R-2E	105,194	6,701	13,643	907	(122,330)	(7,803)	(3,493)	(195)
Class R-3	554,356	35,107	70,449	4,653	(664,598)	(42,002)	(39,793)	(2,242)
Class R-4	582,929	36,529	79,304	5,194	(1,076,856)	(67,494)	(414,623)	(25,771)
Class R-5E	362,720	22,818	40,469	2,654	(447,296)	(27,474)	(44,107)	(2,002)
Class R-5	120,715	7,460	23,241	1,507	(162,364)	(10,039)	(18,408)	(1,072)
Class R-6	5,600,112	347,342	623,429	40,561	(3,055,486)	(189,643)	3,168,055	198,260
Total net increase (decrease)	$8,601,708	536,183	$1,027,990	67,137	$(6,590,581)	(411,284)	$3,039,117	192,036

Year ended October 31, 2020

Class A	$684,937	48,480	$103,925	7,397	$(495,141)	(35,693)	$293,721	20,184
Class C	46,307	3,357	6,019	436	(38,791)	(2,832)	13,535	961
Class T	—	—	—	—	—	—	—	—
Class F-1	50,472	3,585	2,368	170	(23,714)	(1,740)	29,126	2,015
Class F-2	69,776	4,969	6,576	469	(44,885)	(3,279)	31,467	2,159
Class F-3	6,645	465	461	33	(2,284)	(162)	4,822	336
Class R-1	5,095	367	842	61	(8,960)	(642)	(3,023)	(214)
Class R-2	302,365	21,931	36,541	2,652	(355,030)	(26,049)	(16,124)	(1,466)
Class R-2E	109,769	7,973	13,016	941	(114,759)	(8,360)	8,026	554
Class R-3	588,651	42,300	66,419	4,775	(609,272)	(44,338)	45,798	2,737
Class R-4	623,427	44,467	88,765	6,331	(741,242)	(53,215)	(29,050)	(2,417)
Class R-5E	378,627	26,959	30,510	2,179	(617,111)	(43,045)	(207,974)	(13,907)
Class R-5	121,518	8,552	25,006	1,767	(226,591)	(16,074)	(80,067)	(5,755)
Class R-6	4,778,320	335,677	507,815	36,015	(2,792,706)	(198,646)	2,493,429	173,046
Total net increase (decrease)	$7,765,909	549,082	$888,263	63,226	$(6,070,486)	(434,075)	$2,583,686	178,233

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

2020 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$423,495	29,663	$101,123	7,392	$(487,911)	(34,196)	$36,707	2,859
Class C	28,260	2,011	5,506	410	(29,502)	(2,108)	4,264	313
Class T	—	—	—	—	—	—	—	—
Class F-1	14,181	1,003	2,553	188	(20,382)	(1,432)	(3,648)	(241)
Class F-2	57,797	4,067	6,281	460	(40,895)	(2,860)	23,183	1,667
Class F-3	8,284	570	490	35	(2,723)	(189)	6,051	416
Class R-1	3,207	230	551	41	(6,430)	(456)	(2,672)	(185)
Class R-2	125,677	8,983	24,851	1,846	(237,092)	(16,903)	(86,564)	(6,074)
Class R-2E	54,096	3,845	8,572	637	(84,916)	(6,064)	(22,248)	(1,582)
Class R-3	245,219	17,372	49,696	3,662	(462,426)	(32,691)	(167,511)	(11,657)
Class R-4	312,759	21,954	60,090	4,399	(695,678)	(48,792)	(322,829)	(22,439)
Class R-5E	183,845	12,931	30,857	2,266	(324,400)	(22,482)	(109,698)	(7,285)
Class R-5	69,668	4,852	15,358	1,115	(131,640)	(9,137)	(46,614)	(3,170)
Class R-6	3,105,037	216,315	444,472	32,372	(2,611,471)	(181,645)	938,038	67,042
Total net increase (decrease)	$4,631,525	323,796	$750,400	54,823	$(5,135,466)	(358,955)	$246,459	19,664

Year ended October 31, 2020

Class A	$474,891	36,657	$87,268	6,744	$(444,179)	(34,768)	$117,980	8,633
Class C	28,769	2,256	4,859	381	(34,223)	(2,721)	(595)	(84)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,950	2,180	1,991	155	(22,175)	(1,775)	7,766	560
Class F-2	48,009	3,728	5,073	393	(39,021)	(3,077)	14,061	1,044
Class F-3	4,830	375	339	26	(2,833)	(220)	2,336	181
Class R-1	2,549	202	564	44	(5,592)	(445)	(2,479)	(199)
Class R-2	160,380	12,632	23,690	1,858	(241,357)	(19,169)	(57,287)	(4,679)
Class R-2E	67,628	5,340	8,234	646	(85,285)	(6,783)	(9,423)	(797)
Class R-3	335,747	26,185	48,767	3,798	(489,209)	(38,486)	(104,695)	(8,503)
Class R-4	422,622	32,704	65,885	5,099	(640,409)	(49,969)	(151,902)	(12,166)
Class R-5E	258,249	19,927	24,583	1,907	(528,492)	(40,020)	(245,660)	(18,186)
Class R-5	68,490	5,257	17,649	1,355	(167,959)	(12,936)	(81,820)	(6,324)
Class R-6	3,006,511	229,551	378,224	29,117	(2,530,556)	(195,728)	854,179	62,940
Total net increase (decrease)	$4,906,625	376,994	$667,126	51,523	$(5,231,290)	(406,097)	$342,461	22,420

See end of tables for footnotes.

70	American Funds Target Date Retirement Series

2015 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$104,287	8,034	$39,547	3,184	$(185,095)	(14,306)	$(41,261)	(3,088)
Class C	4,843	380	1,484	121	(8,705)	(683)	(2,378)	(182)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,502	117	640	52	(4,911)	(381)	(2,769)	(212)
Class F-2	11,222	866	2,148	173	(10,564)	(814)	2,806	225
Class F-3	4,692	360	103	8	(720)	(54)	4,075	314
Class R-1	713	56	261	21	(2,653)	(208)	(1,679)	(131)
Class R-2	34,862	2,736	7,493	611	(67,999)	(5,348)	(25,644)	(2,001)
Class R-2E	20,451	1,613	2,897	237	(31,690)	(2,516)	(8,342)	(666)
Class R-3	87,603	6,806	16,218	1,315	(166,065)	(12,928)	(62,244)	(4,807)
Class R-4	82,627	6,384	14,080	1,135	(192,063)	(14,807)	(95,356)	(7,288)
Class R-5E	50,231	3,916	8,457	685	(92,636)	(7,128)	(33,948)	(2,527)
Class R-5	13,955	1,070	4,070	326	(31,933)	(2,437)	(13,908)	(1,041)
Class R-6	1,007,732	77,557	129,200	10,386	(824,483)	(63,332)	312,449	24,611
Total net increase (decrease)	$1,424,720	109,895	$226,598	18,254	$(1,619,517)	(124,942)	$31,801	3,207

Year ended October 31, 2020

Class A	$123,049	10,401	$38,902	3,283	$(172,309)	(14,722)	$(10,358)	(1,038)
Class C	5,256	455	1,553	133	(10,220)	(887)	(3,411)	(299)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,719	413	554	47	(3,209)	(280)	2,064	180
Class F-2	15,157	1,279	1,935	163	(13,092)	(1,127)	4,000	315
Class F-3	533	44	148	12	(1,523)	(128)	(842)	(72)
Class R-1	837	72	311	27	(2,725)	(233)	(1,577)	(134)
Class R-2	42,056	3,622	8,300	710	(82,446)	(7,149)	(32,090)	(2,817)
Class R-2E	32,090	2,757	3,091	265	(41,399)	(3,612)	(6,218)	(590)
Class R-3	102,058	8,665	16,621	1,412	(149,126)	(12,813)	(30,447)	(2,736)
Class R-4	118,615	10,071	17,305	1,463	(180,367)	(15,340)	(44,447)	(3,806)
Class R-5E	92,942	7,831	6,664	564	(162,868)	(13,446)	(63,262)	(5,051)
Class R-5	18,443	1,572	4,802	403	(49,590)	(4,164)	(26,345)	(2,189)
Class R-6	935,503	78,320	117,663	9,913	(816,527)	(69,303)	236,639	18,930
Total net increase (decrease)	$1,491,258	125,502	$217,849	18,395	$(1,685,401)	(143,204)	$23,706	693

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

2010 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$94,363	7,766	$22,539	1,926	$(126,382)	(10,419)	$(9,480)	(727)
Class C	7,596	632	803	70	(5,937)	(497)	2,462	205
Class T	—	—	—	—	—	—	—	—
Class F-1	3,387	280	343	30	(3,405)	(282)	325	28
Class F-2	14,819	1,214	1,282	110	(8,562)	(702)	7,539	622
Class F-3	3,498	287	224	19	(2,020)	(168)	1,702	138
Class R-1	341	28	63	6	(613)	(51)	(209)	(17)
Class R-2	32,042	2,675	3,198	276	(41,695)	(3,488)	(6,455)	(537)
Class R-2E	21,470	1,819	2,036	177	(21,371)	(1,798)	2,135	198
Class R-3	72,955	6,038	9,659	830	(127,518)	(10,554)	(44,904)	(3,686)
Class R-4	65,745	5,431	11,937	1,022	(112,034)	(9,192)	(34,352)	(2,739)
Class R-5E	73,136	6,050	5,658	486	(89,484)	(7,323)	(10,690)	(787)
Class R-5	17,423	1,429	2,782	236	(29,189)	(2,394)	(8,984)	(729)
Class R-6	995,992	81,901	92,001	7,850	(819,239)	(67,320)	268,754	22,431
Total net increase (decrease)	$1,402,767	115,550	$152,525	13,038	$(1,387,449)	(114,188)	$167,843	14,400

Year ended October 31, 2020

Class A	$129,464	11,589	$19,311	1,726	$(107,694)	(9,754)	$41,081	3,561
Class C	7,637	697	794	72	(9,847)	(916)	(1,416)	(147)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,809	258	283	25	(2,607)	(236)	485	47
Class F-2	14,561	1,322	895	80	(10,622)	(940)	4,834	462
Class F-3	2,730	245	125	11	(932)	(82)	1,923	174
Class R-1	362	32	48	4	(440)	(39)	(30)	(3)
Class R-2	32,744	2,978	2,914	264	(43,937)	(4,000)	(8,279)	(758)
Class R-2E	28,889	2,625	1,732	157	(26,672)	(2,412)	3,949	370
Class R-3	95,151	8,585	9,388	844	(125,276)	(11,324)	(20,737)	(1,895)
Class R-4	97,461	8,793	10,839	970	(119,843)	(10,799)	(11,543)	(1,036)
Class R-5E	69,199	6,199	3,954	355	(92,886)	(8,209)	(19,733)	(1,655)
Class R-5	19,512	1,745	2,963	264	(30,312)	(2,709)	(7,837)	(700)
Class R-6	925,026	82,350	74,397	6,637	(731,088)	(65,283)	268,335	23,704
Total net increase (decrease)	$1,425,545	127,418	$127,643	11,409	$(1,302,156)	(116,703)	$251,032	22,124

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Commencement of operations.

72	American Funds Target Date Retirement Series

Financial highlights

2065 Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2021	$12.66	$.10	$4.27	$4.37	$(.08)	$(.01)	$(.09)	$16.94	34.61%		$54		.44%		.40%		.77%		.60%
10/31/2020[7,8]	10.00	.05	2.61	2.66	—	—	—	12.66	26.60	[9]	7		.60	[10]	.38	[10]	.75	[10]	.67	[10]

Class C:
10/31/2021	12.63	(.01)	4.25	4.24	(.06)	(.01)	(.07)	16.80	33.63		4		1.12		1.09		1.46		(.09)
10/31/2020[7,8]	10.00	— [11]	2.63	2.63	—	—	—	12.63	26.30	[9]	—	[12]	1.17	[10]	1.00	[10]	1.37	[10]	—	[10,13]

Class T:
10/31/2021	12.69	.16	4.27	4.43	(.10)	(.01)	(.11)	17.01	35.01	[14]	—	[12]	.24	[14]	.11	[14]	.48	[14]	1.02	[14]
10/31/2020[7,8]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[9,14]	—	[12]	.48	[10,14]	.02	[10,14]	.39	[10,14]	.94	[10,14]

Class F-1:
10/31/2021	12.68	.11	4.27	4.38	(.09)	(.01)	(.10)	16.96	34.73		1		.42		.37		.74		.67
10/31/2020[7,8]	10.00	.06	2.62	2.68	—	—	—	12.68	26.70	[9]	—	[12]	.47	[10]	.28	[10]	.65	[10]	.77	[10]

Class F-2:
10/31/2021	12.69	.15	4.27	4.42	(.09)	(.01)	(.10)	17.01	34.99		3		.12		.10		.47		.91
10/31/2020[7,8]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[9]	—	[12]	.27	[10]	.03	[10]	.40	[10]	.86	[10]

Class F-3:
10/31/2021	12.69	.17	4.27	4.44	(.10)	(.01)	(.11)	17.02	35.09		—	[12]	.10		.03		.40		1.08
10/31/2020[7,8]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[9]	—	[12]	.30	[10]	—	[10,13]	.37	[10]	.99	[10]

Class R-1:
10/31/2021	12.69	(.04)	4.36	4.32	(.09)	(.01)	(.10)	16.91	34.17		1		1.06		1.06		1.43		(.22)
10/31/2020[7,8]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[9,14]	—	[12]	.45	[10,14]	.06	[10,14]	.43	[10,14]	.90	[10,14]

Class R-2:
10/31/2021	12.61	(.01)	4.24	4.23	(.05)	(.01)	(.06)	16.78	33.62		38		1.17		1.12		1.49		(.05)
10/31/2020[7,8]	10.00	— [11]	2.61	2.61	—	—	—	12.61	26.10	[9]	7		1.31	[10]	1.11	[10]	1.48	[10]	(.04)[10]

Class R-2E:
10/31/2021	12.64	.04	4.25	4.29	(.05)	(.01)	(.06)	16.87	34.02		3		.87		.82		1.19		.25
10/31/2020[7,8]	10.00	.02	2.62	2.64	—	—	—	12.64	26.40	[9]	1		1.01	[10]	.79	[10]	1.16	[10]	.27	[10]

Class R-3:
10/31/2021	12.64	.05	4.27	4.32	(.06)	(.01)	(.07)	16.89	34.29		39		.72		.67		1.04		.34
10/31/2020[7,8]	10.00	.03	2.61	2.64	—	—	—	12.64	26.40	[9]	8		.91	[10]	.66	[10]	1.03	[10]	.45	[10]

Class R-4:
10/31/2021	12.67	.10	4.27	4.37	(.08)	(.01)	(.09)	16.95	34.63		24		.42		.38		.75		.65
10/31/2020[7,8]	10.00	.05	2.62	2.67	—	—	—	12.67	26.70	[9]	3		.57	[10]	.36	[10]	.73	[10]	.71	[10]

Class R-5E:
10/31/2021	12.68	.14	4.27	4.41	(.09)	(.01)	(.10)	16.99	34.90		16		.22		.17		.54		.85
10/31/2020[7,8]	10.00	.07	2.61	2.68	—	—	—	12.68	26.80	[9]	3		.35	[10]	.17	[10]	.54	[10]	.99	[10]

Class R-5:
10/31/2021	12.69	.16	4.26	4.42	(.09)	(.01)	(.10)	17.01	34.99		7		.12		.08		.45		.98
10/31/2020[7,8]	10.00	.08	2.61	2.69	—	—	—	12.69	26.90	[9]	1		.33	[10]	.07	[10]	.44	[10]	1.03	[10]

Class R-6:
10/31/2021	12.69	.15	4.29	4.44	(.10)	(.01)	(.11)	17.02	35.09		194		.07		.03		.40		.95
10/31/2020[7,8]	10.00	.09	2.60	2.69	—	—	—	12.69	26.90	[9]	14		.18	[10]	.04	[10]	.41	[10]	1.16	[10]

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2060 Fund

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2021	$13.92	$.13		$4.62	$4.75	$(.09)	$(.31)	$(.40)	$18.27	34.65%		$619		.34%		.34%		.71%		.77%
10/31/2020	13.16	.15		1.05	1.20	(.10)	(.34)	(.44)	13.92	9.25		363		.38		.38		.76		1.15
10/31/2019	12.14	.16		1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22		232		.40		.40		.79		1.27
10/31/2018	12.20	.14		(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06		130		.37		.37		.77		1.10
10/31/2017	10.27	.13		2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55		78		.40		.36		.76		1.19

Class C:
10/31/2021	13.68	.01		4.54	4.55	—	(.31)	(.31)	17.92	33.66		75		1.08		1.08		1.45		.04
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.43		49		1.11		1.11		1.49		.44
10/31/2019	11.96	.06		1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46		34		1.12		1.12		1.51		.51
10/31/2018	12.05	.04		— [11]	.04	(.02)	(.11)	(.13)	11.96	.25		20		1.13		1.13		1.53		.34
10/31/2017	10.18	.04		2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63		13		1.20		1.16		1.56		.36

Class T:
10/31/2021	13.97	.17		4.62	4.79	(.11)	(.31)	(.42)	18.34	34.86	[14]	—	[12]	.15	[14]	.15	[14]	.52	[14]	.99	[14]
10/31/2020	13.20	.19		1.05	1.24	(.13)	(.34)	(.47)	13.97	9.48	[14]	—	[12]	.16	[14]	.16	[14]	.54	[14]	1.45	[14]
10/31/2019	12.16	.20		1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54	[14]	—	[12]	.16	[14]	.16	[14]	.55	[14]	1.58	[14]
10/31/2018	12.22	.17		(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20	[14]	—	[12]	.17	[14]	.17	[14]	.57	[14]	1.36	[14]
10/31/2017[7,15]	10.94	.06		1.22	1.28	—	—	—	12.22	11.70	[9,14]	—	[12]	.18	[10,14]	.14	[10,14]	.54	[10,14]	.95	[10,14]

Class F-1:
10/31/2021	13.93	.12		4.62	4.74	(.09)	(.31)	(.40)	18.27	34.57		31		.37		.37		.74		.73
10/31/2020	13.17	.15		1.05	1.20	(.10)	(.34)	(.44)	13.93	9.24		15		.38		.38		.76		1.15
10/31/2019	12.15	.15		1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26		9		.39		.39		.78		1.23
10/31/2018	12.21	.13		— [11]	.13	(.08)	(.11)	(.19)	12.15	1.04		5		.39		.39		.79		.99
10/31/2017	10.29	.12		2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55		1		.45		.41		.81		1.02

Class F-2:
10/31/2021	14.00	.17		4.65	4.82	(.12)	(.31)	(.43)	18.39	35.02		55		.09		.09		.46		1.00
10/31/2020	13.23	.19		1.05	1.24	(.13)	(.34)	(.47)	14.00	9.52		29		.10		.10		.48		1.41
10/31/2019	12.20	.18		1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50		17		.12		.12		.51		1.46
10/31/2018	12.25	.16		.01	.17	(.11)	(.11)	(.22)	12.20	1.32		9		.13		.13		.53		1.27
10/31/2017	10.30	.15		2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82		2		.19		.15		.55		1.33

Class F-3:
10/31/2021	13.98	.18		4.64	4.82	(.13)	(.31)	(.44)	18.36	35.08		3		.01		.01		.38		1.07
10/31/2020	13.21	.17		1.08	1.25	(.14)	(.34)	(.48)	13.98	9.59		1		.02		.02		.40		1.27
10/31/2019	12.17	.22		1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69		6		.03		.03		.42		1.77
10/31/2018	12.23	.19		(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28		7		.04		.04		.44		1.47
10/31/2017[7,16]	10.65	.09		1.49	1.58	—	—	—	12.23	14.84	[9]	6		.06	[10]	.02	[10]	.42	[10]	1.06	[10]

Class R-1:
10/31/2021	13.74	—	[11]	4.56	4.56	(.01)	(.31)	(.32)	17.98	33.60		6		1.11		1.11		1.48		(.01)
10/31/2020	13.01	.04		1.04	1.08	(.01)	(.34)	(.35)	13.74	8.40		3		1.14		1.14		1.52		.28
10/31/2019	12.01	.07		1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47		1		1.10		1.10		1.49		.60
10/31/2018	12.10	.04		— [11]	.04	(.02)	(.11)	(.13)	12.01	.27		1		1.10		1.10		1.50		.33
10/31/2017	10.21	.04		2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68		1		1.17		1.14		1.54		.32

Class R-2:
10/31/2021	13.68	—	[11]	4.54	4.54	—	(.31)	(.31)	17.91	33.58		304		1.11		1.11		1.48		.02
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.42		204		1.12		1.12		1.50		.44
10/31/2019	11.96	.07		1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44		148		1.13		1.13		1.52		.53
10/31/2018	12.06	.04		(.01)	.03	(.02)	(.11)	(.13)	11.96	.22		92		1.14		1.14		1.54		.35
10/31/2017	10.18	.04		2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71		58		1.19		1.15		1.55		.36

Class R-2E:
10/31/2021	13.77	.05		4.58	4.63	(.04)	(.31)	(.35)	18.05	34.05		68		.81		.81		1.18		.30
10/31/2020	13.04	.09		1.04	1.13	(.06)	(.34)	(.40)	13.77	8.74		40		.82		.82		1.20		.71
10/31/2019	12.04	.10		1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75		27		.83		.83		1.22		.79
10/31/2018	12.14	.07		.01	.08	(.07)	(.11)	(.18)	12.04	.57		14		.84		.84		1.24		.58
10/31/2017	10.25	.06		2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94		5		.85		.82		1.22		.52

See end of tables for footnotes.

74	American Funds Target Date Retirement Series

Financial highlights (continued)

2060 Fund (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2021	$13.82	$.08	$4.58	$4.66	$(.05)	$(.31)	$(.36)	$18.12	34.22%	$383	.66%	.66%	1.03%	.45%
10/31/2020	13.08	.11	1.04	1.15	(.07)	(.34)	(.41)	13.82	8.91	236	.67	.67	1.05	.86
10/31/2019	12.07	.12	1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91	158	.68	.68	1.07	.96
10/31/2018	12.15	.10	(.01)	.09	(.06)	(.11)	(.17)	12.07	.69	91	.69	.69	1.09	.77
10/31/2017	10.23	.09	2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25	49	.74	.70	1.10	.79

Class R-4:
10/31/2021	13.92	.12	4.62	4.74	(.08)	(.31)	(.39)	18.27	34.57	381	.36	.36	.73	.73
10/31/2020	13.16	.16	1.04	1.20	(.10)	(.34)	(.44)	13.92	9.27	285	.37	.37	.75	1.17
10/31/2019	12.13	.16	1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30	190	.38	.38	.77	1.25
10/31/2018	12.20	.14	(.01)	.13	(.09)	(.11)	(.20)	12.13	.98	105	.39	.39	.79	1.07
10/31/2017	10.27	.12	2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57	57	.43	.40	.80	1.04

Class R-5E:
10/31/2021	13.95	.16	4.63	4.79	(.12)	(.31)	(.43)	18.31	34.87	187	.16	.16	.53	.95
10/31/2020	13.18	.19	1.05	1.24	(.13)	(.34)	(.47)	13.95	9.50	116	.17	.17	.55	1.41
10/31/2019	12.16	.18	1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43	75	.17	.17	.56	1.39
10/31/2018	12.22	.15	.01	.16	(.11)	(.11)	(.22)	12.16	1.22	27	.18	.18	.58	1.21
10/31/2017	10.28	.13	2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79	7	.22	.19	.59	1.13

Class R-5:
10/31/2021	14.03	.18	4.65	4.83	(.13)	(.31)	(.44)	18.42	34.97	106	.06	.06	.43	1.05
10/31/2020	13.25	.20	1.06	1.26	(.14)	(.34)	(.48)	14.03	9.60	66	.07	.07	.45	1.51
10/31/2019	12.21	.20	1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59	48	.08	.08	.47	1.61
10/31/2018	12.26	.18	(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31	35	.10	.10	.50	1.38
10/31/2017	10.31	.14	2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90	47	.13	.09	.49	1.25

Class R-6:
10/31/2021	14.04	.19	4.65	4.84	(.13)	(.31)	(.44)	18.44	35.07	3,763	.01	.01	.38	1.09
10/31/2020	13.26	.20	1.06	1.26	(.14)	(.34)	(.48)	14.04	9.64	1,888	.02	.02	.40	1.48
10/31/2019	12.22	.20	1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64	1,069	.03	.03	.42	1.57
10/31/2018	12.27	.18	(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36	477	.04	.04	.44	1.41
10/31/2017	10.32	.15	2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90	186	.08	.05	.45	1.29

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2021	$20.85	$.20		$6.90	$7.10	$(.15)	$(.55)	$(.70)	$27.25	34.62%		$1,143		.33%		.70%		.79%
10/31/2020	19.83	.24		1.58	1.82	(.17)	(.63)	(.80)	20.85	9.27		752		.35		.73		1.21
10/31/2019	18.45	.25		1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31		581		.36		.75		1.33
10/31/2018	18.66	.22		(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02		431		.34		.74		1.16
10/31/2017	15.82	.22		3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70		369		.34		.74		1.28

Class C:
10/31/2021	20.39	.01		6.75	6.76	(.01)	(.55)	(.56)	26.59	33.59		103		1.07		1.44		.05
10/31/2020	19.42	.09		1.55	1.64	(.04)	(.63)	(.67)	20.39	8.51		71		1.09		1.47		.48
10/31/2019	18.09	.11		1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43		57		1.11		1.50		.58
10/31/2018	18.32	.07		(.01)	.06	(.02)	(.27)	(.29)	18.09	.29		42		1.11		1.51		.39
10/31/2017	15.58	.08		3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66		35		1.13		1.53		.45

Class T:
10/31/2021	20.89	.25		6.89	7.14	(.18)	(.55)	(.73)	27.30	34.80	[14]	—	[12]	.14	[14]	.51	[14]	1.00	[14]
10/31/2020	19.85	.29		1.58	1.87	(.20)	(.63)	(.83)	20.89	9.56	[14]	—	[12]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	18.47	.30		1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52	[14]	—	[12]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	18.68	.27		(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21	[14]	—	[12]	.14	[14]	.54	[14]	1.39	[14]
10/31/2017[7,15]	16.72	.10		1.86	1.96	—	—	—	18.68	11.72	[9,14]	—	[12]	.14	[10,14]	.54	[10,14]	.95	[10,14]

Class F-1:
10/31/2021	20.73	.19		6.84	7.03	(.15)	(.55)	(.70)	27.06	34.49		56		.37		.74		.74
10/31/2020	19.71	.23		1.58	1.81	(.16)	(.63)	(.79)	20.73	9.30		34		.37		.75		1.17
10/31/2019	18.36	.25		1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24		22		.38		.77		1.33
10/31/2018	18.58	.21		(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02		18		.37		.77		1.07
10/31/2017	15.78	.17		3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64		9		.37		.77		.98

Class F-2:
10/31/2021	20.89	.26		6.90	7.16	(.20)	(.55)	(.75)	27.30	34.89		58		.09		.46		1.02
10/31/2020	19.85	.29		1.59	1.88	(.21)	(.63)	(.84)	20.89	9.61		33		.10		.48		1.47
10/31/2019	18.48	.29		1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55		24		.10		.49		1.55
10/31/2018	18.69	.25		(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24		14		.11		.51		1.28
10/31/2017	15.85	.24		3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92		4		.12		.52		1.40

Class F-3:
10/31/2021	20.93	.28		6.91	7.19	(.21)	(.55)	(.76)	27.36	35.00		12		.01		.38		1.10
10/31/2020	19.89	.31		1.59	1.90	(.23)	(.63)	(.86)	20.93	9.67		7		.01		.39		1.57
10/31/2019	18.51	.32		1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65		6		.02		.41		1.70
10/31/2018	18.70	.28		(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41		5		.01		.41		1.44
10/31/2017[7,16]	16.29	.06		2.35	2.41	—	—	—	18.70	14.79	[9]	1		.02	[10]	.42	[10]	.45	[10]

Class R-1:
10/31/2021	20.31	—	[11]	6.72	6.72	(.05)	(.55)	(.60)	26.43	33.58		11		1.11		1.48		.01
10/31/2020	19.34	.08		1.54	1.62	(.02)	(.63)	(.65)	20.31	8.44		5		1.14		1.52		.42
10/31/2019	18.03	.10		1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36		4		1.14		1.53		.57
10/31/2018	18.25	.07		(.01)	.06	(.01)	(.27)	(.28)	18.03	.27		4		1.14		1.54		.35
10/31/2017	15.49	.08		3.05	3.13	— [11]	(.37)	(.37)	18.25	20.63		2		1.15		1.55		.46

Class R-2:
10/31/2021	20.32	.01		6.71	6.72	—	(.55)	(.55)	26.49	33.53		601		1.10		1.47		.03
10/31/2020	19.35	.09		1.54	1.63	(.03)	(.63)	(.66)	20.32	8.49		438		1.12		1.50		.48
10/31/2019	18.02	.11		1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42		379		1.11		1.50		.60
10/31/2018	18.25	.08		(.02)	.06	(.02)	(.27)	(.29)	18.02	.29		306		1.12		1.52		.41
10/31/2017	15.51	.08		3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69		267		1.12		1.52		.48

Class R-2E:
10/31/2021	20.47	.08		6.77	6.85	(.06)	(.55)	(.61)	26.71	33.96		144		.81		1.18		.32
10/31/2020	19.50	.15		1.55	1.70	(.10)	(.63)	(.73)	20.47	8.79		98		.81		1.19		.75
10/31/2019	18.17	.15		1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81		74		.81		1.20		.83
10/31/2018	18.44	.12		(.01)	.11	(.11)	(.27)	(.38)	18.17	.52		44		.81		1.21		.63
10/31/2017	15.69	.09		3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10		22		.81		1.21		.51

See end of tables for footnotes.

76	American Funds Target Date Retirement Series

Financial highlights (continued)

2055 Fund (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2021	$20.59	$.12	$6.79	$6.91	$(.08)	$(.55)	$(.63)	$26.87	34.11%	$823	.66%	1.03%	.47%
10/31/2020	19.59	.18	1.56	1.74	(.11)	(.63)	(.74)	20.59	8.98	578	.67	1.05	.91
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92	478	.67	1.06	1.03
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70	367	.67	1.07	.83
10/31/2017	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27	304	.67	1.07	.92

Class R-4:
10/31/2021	20.81	.19	6.87	7.06	(.13)	(.55)	(.68)	27.19	34.50	925	.36	.73	.75
10/31/2020	19.78	.24	1.59	1.83	(.17)	(.63)	(.80)	20.81	9.34	804	.36	.74	1.22
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27	653	.36	.75	1.30
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01	444	.37	.77	1.12
10/31/2017	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60	353	.36	.76	1.16

Class R-5E:
10/31/2021	20.81	.24	6.88	7.12	(.19)	(.55)	(.74)	27.19	34.81	403	.16	.53	.96
10/31/2020	19.78	.29	1.57	1.86	(.20)	(.63)	(.83)	20.81	9.53	291	.16	.54	1.46
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48	228	.16	.55	1.50
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23	131	.16	.56	1.29
10/31/2017	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85	40	.16	.56	1.33

Class R-5:
10/31/2021	21.06	.27	6.96	7.23	(.20)	(.55)	(.75)	27.54	34.97	294	.06	.43	1.07
10/31/2020	20.00	.32	1.59	1.91	(.22)	(.63)	(.85)	21.06	9.66	203	.06	.44	1.60
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58	209	.07	.46	1.67
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30	193	.07	.47	1.44
10/31/2017	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02	228	.07	.47	1.41

Class R-6:
10/31/2021	21.09	.28	6.97	7.25	(.21)	(.55)	(.76)	27.58	35.03	8,209	.01	.38	1.10
10/31/2020	20.03	.31	1.61	1.92	(.23)	(.63)	(.86)	21.09	9.70	4,709	.01	.39	1.51
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62	3,140	.02	.41	1.62
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39	1,711	.02	.42	1.44
10/31/2017	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04	822	.02	.42	1.47

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2050 Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2021	$16.67	$.16	$5.48	$5.64	$(.12)	$(.47)	$(.59)	$21.72	34.41%		$1,931		.33%		.33%		.69%		.82%
10/31/2020	15.88	.20	1.27	1.47	(.14)	(.54)	(.68)	16.67	9.36		1,334		.34		.34		.72		1.24
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23		1,109		.36		.36		.75		1.34
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06		872		.34		.34		.74		1.17
10/31/2017	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66		773		.34		.34		.74		1.29
Class C:
10/31/2021	16.25	.01	5.33	5.34	— [11]	(.47)	(.47)	21.12	33.36		160		1.07		1.07		1.43		.07
10/31/2020	15.51	.08	1.24	1.32	(.04)	(.54)	(.58)	16.25	8.57		113		1.09		1.09		1.47		.48
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47		91		1.10		1.10		1.49		.59
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23		68		1.11		1.11		1.51		.39
10/31/2017	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77		54		1.12		1.12		1.52		.45
Class T:
10/31/2021	16.70	.20	5.48	5.68	(.15)	(.47)	(.62)	21.76	34.61	[14]	—	[12]	.14	[14]	.14	[14]	.50	[14]	1.02	[14]
10/31/2020	15.90	.23	1.28	1.51	(.17)	(.54)	(.71)	16.70	9.62	[14]	—	[12]	.15	[14]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52	[14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19	[14]	—	[12]	.14	[14]	.14	[14]	.54	[14]	1.39	[14]
10/31/2017[7,15]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74	[9,14]	—	[12]	.14	[10,14]	.14	[10,14]	.54	[10,14]	.95	[10,14]
Class F-1:
10/31/2021	16.56	.15	5.43	5.58	(.12)	(.47)	(.59)	21.55	34.28		86		.37		.37		.73		.76
10/31/2020	15.78	.19	1.27	1.46	(.14)	(.54)	(.68)	16.56	9.35		49		.37		.37		.75		1.18
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27		34		.38		.38		.77		1.30
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02		25		.37		.37		.77		1.08
10/31/2017	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58		14		.37		.37		.77		1.04
Class F-2:
10/31/2021	16.68	.21	5.48	5.69	(.16)	(.47)	(.63)	21.74	34.74		97		.09		.09		.45		1.05
10/31/2020	15.89	.23	1.28	1.51	(.18)	(.54)	(.72)	16.68	9.61		60		.09		.09		.47		1.46
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60		44		.10		.10		.49		1.52
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22		30		.11		.11		.51		1.34
10/31/2017	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94		12		.11		.11		.51		1.42
Class F-3:
10/31/2021	16.73	.22	5.49	5.71	(.17)	(.47)	(.64)	21.80	34.78		12		.01		.01		.37		1.07
10/31/2020	15.93	.30	1.23	1.53	(.19)	(.54)	(.73)	16.73	9.74		4		.01		.01		.39		1.87
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66		9		.01		.01		.40		1.56
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41		3		.01		.01		.41		1.32
10/31/2017[7,16]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80	[9]	—	[12]	.02	[10]	.01	[10]	.41	[10]	1.09	[10]
Class R-1:
10/31/2021	16.24	.01	5.34	5.35	(.01)	(.47)	(.48)	21.11	33.40		21		1.11		1.11		1.47		.05
10/31/2020	15.49	.07	1.23	1.30	(.01)	(.54)	(.55)	16.24	8.46		14		1.14		1.14		1.52		.44
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46		12		1.13		1.13		1.52		.58
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18		11		1.14		1.14		1.54		.37
10/31/2017	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75		10		1.14		1.14		1.54		.50
Class R-2:
10/31/2021	16.23	.01	5.33	5.34	—	(.47)	(.47)	21.10	33.36		902		1.10		1.10		1.46		.06
10/31/2020	15.49	.07	1.24	1.31	(.03)	(.54)	(.57)	16.23	8.52		680		1.11		1.11		1.49		.48
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40		598		1.11		1.11		1.50		.61
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26		498		1.11		1.11		1.51		.41
10/31/2017	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74		460		1.10		1.10		1.50		.51
Class R-2E:
10/31/2021	16.34	.07	5.36	5.43	(.04)	(.47)	(.51)	21.26	33.77		229		.81		.81		1.17		.34
10/31/2020	15.59	.12	1.25	1.37	(.08)	(.54)	(.62)	16.34	8.85		163		.81		.81		1.19		.77
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70		136		.81		.81		1.20		.86
10/31/2018	14.81	.10	— [11]	.10	(.09)	(.24)	(.33)	14.58	.59		94		.81		.81		1.21		.64
10/31/2017	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15		54		.80		.80		1.20		.55

See end of tables for footnotes.

78	American Funds Target Date Retirement Series

Financial highlights (continued)

2050 Fund (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2021	$16.44	$.10	$5.40	$5.50	$(.07)	$(.47)	$(.54)	$21.40	33.97%	$1,362	.66%	.66%	1.02%	.50%
10/31/2020	15.68	.15	1.24	1.39	(.09)	(.54)	(.63)	16.44	8.98	1,017	.66	.66	1.04	.93
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93	896	.66	.66	1.05	1.04
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73	727	.67	.67	1.07	.85
10/31/2017	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24	650	.66	.66	1.06	.94
Class R-4:
10/31/2021	16.62	.15	5.46	5.61	(.10)	(.47)	(.57)	21.66	34.35	1,482	.36	.36	.72	.77
10/31/2020	15.84	.20	1.26	1.46	(.14)	(.54)	(.68)	16.62	9.32	1,306	.36	.36	.74	1.23
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31	1,113	.36	.36	.75	1.32
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00	842	.37	.37	.77	1.14
10/31/2017	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64	747	.36	.36	.76	1.19
Class R-5E:
10/31/2021	16.63	.20	5.46	5.66	(.15)	(.47)	(.62)	21.67	34.65	635	.15	.15	.51	.99
10/31/2020	15.84	.23	1.27	1.50	(.17)	(.54)	(.71)	16.63	9.58	500	.16	.16	.54	1.47
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45	423	.16	.16	.55	1.46
10/31/2018	14.99	.20	— [11]	.20	(.15)	(.24)	(.39)	14.80	1.26	227	.15	.15	.55	1.26
10/31/2017	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89	80	.15	.15	.55	1.35
Class R-5:
10/31/2021	16.84	.22	5.53	5.75	(.16)	(.47)	(.63)	21.96	34.79	434	.06	.06	.42	1.10
10/31/2020	16.03	.26	1.27	1.53	(.18)	(.54)	(.72)	16.84	9.68	317	.06	.06	.44	1.61
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58	351	.06	.06	.45	1.69
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36	357	.07	.07	.47	1.48
10/31/2017	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96	487	.06	.06	.46	1.45
Class R-6:
10/31/2021	16.79	.23	5.51	5.74	(.17)	(.47)	(.64)	21.89	34.84	13,630	.01	.01	.37	1.12
10/31/2020	15.98	.25	1.29	1.54	(.19)	(.54)	(.73)	16.79	9.76	8,138	.01	.01	.39	1.53
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61	5,959	.01	.01	.40	1.63
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41	3,578	.01	.01	.41	1.45
10/31/2017	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98	2,004	.02	.02	.42	1.49

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2045 Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2021	$16.96	$.18	$5.46	$5.64	$(.14)	$(.47)	$(.61)	$21.99	33.82%		$2,142		.32%		.32%		.68%		.89%
10/31/2020	16.20	.21	1.25	1.46	(.16)	(.54)	(.70)	16.96	9.14		1,507		.34		.34		.72		1.29
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30		1,254		.35		.35		.74		1.40
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92		998		.33		.33		.72		1.22
10/31/2017	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46		908		.33		.33		.73		1.31
Class C:
10/31/2021	16.55	.03	5.32	5.35	(.02)	(.47)	(.49)	21.41	32.80		166		1.07		1.07		1.43		.15
10/31/2020	15.83	.09	1.22	1.31	(.05)	(.54)	(.59)	16.55	8.39		117		1.09		1.09		1.47		.55
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43		98		1.10		1.10		1.49		.63
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10		74		1.10		1.10		1.49		.44
10/31/2017	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53		63		1.12		1.12		1.52		.48
Class T:
10/31/2021	16.98	.22	5.47	5.69	(.17)	(.47)	(.64)	22.03	34.12	[14]	—	[12]	.14	[14]	.14	[14]	.50	[14]	1.09	[14]
10/31/2020	16.21	.25	1.25	1.50	(.19)	(.54)	(.73)	16.98	9.39	[14]	—	[12]	.15	[14]	.15	[14]	.53	[14]	1.52	[14]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45	[14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.65	[14]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12	[14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.43	[14]
10/31/2017[7,15]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63	[9,14]	—	[12]	.14	[10,14]	.14	[10,14]	.54	[10,14]	.98	[10,14]
Class F-1:
10/31/2021	16.85	.17	5.42	5.59	(.14)	(.47)	(.61)	21.83	33.76		99		.37		.37		.73		.83
10/31/2020	16.09	.20	1.25	1.45	(.15)	(.54)	(.69)	16.85	9.18		57		.37		.37		.75		1.24
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19		43		.38		.38		.77		1.34
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89		30		.37		.37		.76		1.12
10/31/2017	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38		16		.37		.37		.77		1.02
Class F-2:
10/31/2021	16.99	.23	5.46	5.69	(.18)	(.47)	(.65)	22.03	34.11		127		.09		.09		.45		1.11
10/31/2020	16.22	.25	1.26	1.51	(.20)	(.54)	(.74)	16.99	9.44		77		.10		.10		.48		1.54
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55		58		.10		.10		.49		1.59
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16		32		.10		.10		.49		1.33
10/31/2017	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70		9		.11		.11		.51		1.40
Class F-3:
10/31/2021	17.01	.24	5.47	5.71	(.19)	(.47)	(.66)	22.06	34.22		11		.01		.01		.37		1.17
10/31/2020	16.23	.25	1.28	1.53	(.21)	(.54)	(.75)	17.01	9.57		5		.01		.01		.39		1.54
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59		3		.01		.01		.40		1.73
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27		2		.01		.01		.40		1.51
10/31/2017[7,16]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70	[9]	1		.02	[10]	.01	[10]	.41	[10]	1.14	[10]
Class R-1:
10/31/2021	16.53	.02	5.32	5.34	(.03)	(.47)	(.50)	21.37	32.79		28		1.11		1.11		1.47		.11
10/31/2020	15.81	.07	1.23	1.30	(.04)	(.54)	(.58)	16.53	8.30		17		1.13		1.13		1.51		.47
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34		13		1.13		1.13		1.52		.62
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13		11		1.13		1.13		1.52		.41
10/31/2017	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46		9		1.14		1.14		1.54		.55
Class R-2:
10/31/2021	16.46	.02	5.29	5.31	(.01)	(.47)	(.48)	21.29	32.75		1,130		1.10		1.10		1.46		.12
10/31/2020	15.75	.09	1.20	1.29	(.04)	(.54)	(.58)	16.46	8.30		859		1.11		1.11		1.49		.55
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43		784		1.11		1.11		1.50		.66
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13		665		1.11		1.11		1.50		.45
10/31/2017	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53		622		1.10		1.10		1.50		.53
Class R-2E:
10/31/2021	16.63	.08	5.35	5.43	(.06)	(.47)	(.53)	21.53	33.16		339		.81		.81		1.17		.41
10/31/2020	15.90	.13	1.23	1.36	(.09)	(.54)	(.63)	16.63	8.68		241		.81		.81		1.19		.83
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73		212		.81		.81		1.20		.91
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43		151		.81		.81		1.20		.71
10/31/2017	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92		103		.80		.80		1.20		.59

See end of tables for footnotes.

80	American Funds Target Date Retirement Series

Financial highlights (continued)

2045 Fund (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2021	$16.71	$.11	$5.38	$5.49	$(.08)	$(.47)	$(.55)	$21.65	33.41%	$1,546	.66%	.66%	1.02%	.56%
10/31/2020	15.97	.16	1.23	1.39	(.11)	(.54)	(.65)	16.71	8.83	1,143	.66	.66	1.04	.99
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86	1,027	.66	.66	1.05	1.10
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59	857	.66	.66	1.05	.89
10/31/2017	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06	794	.66	.66	1.06	.97
Class R-4:
10/31/2021	16.91	.17	5.45	5.62	(.12)	(.47)	(.59)	21.94	33.82	1,623	.36	.36	.72	.84
10/31/2020	16.15	.21	1.24	1.45	(.15)	(.54)	(.69)	16.91	9.15	1,544	.36	.36	.74	1.29
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23	1,363	.36	.36	.75	1.37
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86	1,020	.36	.36	.75	1.18
10/31/2017	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42	930	.36	.36	.76	1.21
Class R-5E:
10/31/2021	16.91	.21	5.45	5.66	(.17)	(.47)	(.64)	21.93	34.09	779	.15	.15	.51	1.06
10/31/2020	16.15	.25	1.23	1.48	(.18)	(.54)	(.72)	16.91	9.34	602	.16	.16	.54	1.55
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46	531	.16	.16	.55	1.52
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14	301	.15	.15	.54	1.28
10/31/2017	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67	79	.15	.15	.55	1.39
Class R-5:
10/31/2021	17.15	.24	5.51	5.75	(.18)	(.47)	(.65)	22.25	34.17	486	.06	.06	.42	1.17
10/31/2020	16.36	.27	1.26	1.53	(.20)	(.54)	(.74)	17.15	9.50	361	.06	.06	.44	1.67
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57	395	.06	.06	.45	1.75
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21	417	.07	.07	.46	1.49
10/31/2017	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82	614	.06	.06	.46	1.47
Class R-6:
10/31/2021	17.08	.25	5.49	5.74	(.19)	(.47)	(.66)	22.16	34.26	15,677	.01	.01	.37	1.20
10/31/2020	16.30	.26	1.27	1.53	(.21)	(.54)	(.75)	17.08	9.53	9,561	.01	.01	.39	1.59
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61	7,082	.01	.01	.40	1.69
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27	4,328	.01	.01	.40	1.50
10/31/2017	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85	2,392	.01	.01	.41	1.54

See end of tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2040 Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2021	$16.64	$.19	$5.18	$5.37	$(.14)	$(.46)	$(.60)	$21.41	32.90%		$2,845		.33%		.68%		.96%
10/31/2020	15.92	.22	1.19	1.41	(.16)	(.53)	(.69)	16.64	9.02		2,039		.34		.71		1.36
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15		1,735		.36		.74		1.44
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86		1,399		.34		.73		1.27
10/31/2017	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02		1,296		.34		.74		1.36
Class C:
10/31/2021	16.24	.04	5.07	5.11	(.03)	(.46)	(.49)	20.86	31.94		200		1.07		1.42		.21
10/31/2020	15.57	.10	1.16	1.26	(.06)	(.53)	(.59)	16.24	8.19		142		1.09		1.46		.61
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30		124		1.10		1.48		.69
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05		95		1.10		1.49		.49
10/31/2017	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14		78		1.11		1.51		.54
Class T:
10/31/2021	16.66	.23	5.19	5.42	(.17)	(.46)	(.63)	21.45	33.19	[14]	—	[12]	.14	[14]	.49	[14]	1.16	[14]
10/31/2020	15.94	.25	1.19	1.44	(.19)	(.53)	(.72)	16.66	9.21	[14]	—	[12]	.15	[14]	.52	[14]	1.58	[14]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39	[14]	—	[12]	.14	[14]	.52	[14]	1.70	[14]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06	[14]	—	[12]	.14	[14]	.53	[14]	1.49	[14]
10/31/2017[7,15]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40	[9,14]	—	[12]	.14	[10,14]	.54	[10,14]	1.03	[10,14]
Class F-1:
10/31/2021	16.53	.18	5.15	5.33	(.15)	(.46)	(.61)	21.25	32.82		163		.37		.72		.90
10/31/2020	15.82	.21	1.19	1.40	(.16)	(.53)	(.69)	16.53	9.01		102		.37		.74		1.30
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11		71		.37		.75		1.39
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78		50		.37		.76		1.20
10/31/2017	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02		30		.37		.77		1.11
Class F-2:
10/31/2021	16.65	.23	5.19	5.42	(.18)	(.46)	(.64)	21.43	33.23		160		.09		.44		1.18
10/31/2020	15.93	.25	1.20	1.45	(.20)	(.53)	(.73)	16.65	9.28		98		.09		.46		1.59
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48		76		.10		.48		1.67
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03		49		.10		.49		1.40
10/31/2017	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28		13		.11		.51		1.46
Class F-3:
10/31/2021	16.69	.25	5.21	5.46	(.20)	(.46)	(.66)	21.49	33.36		17		.01		.36		1.27
10/31/2020	15.97	.26	1.20	1.46	(.21)	(.53)	(.74)	16.69	9.33		8		.01		.38		1.59
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60		4		.01		.39		1.84
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15		3		.01		.40		1.48
10/31/2017[7,16]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49	[9]	1		.01	[10]	.41	[10]	1.25	[10]
Class R-1:
10/31/2021	16.25	.03	5.07	5.10	(.03)	(.46)	(.49)	20.86	31.87		33		1.11		1.46		.17
10/31/2020	15.56	.09	1.16	1.25	(.03)	(.53)	(.56)	16.25	8.16		22		1.14		1.51		.58
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29		21		1.13		1.51		.68
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04		19		1.13		1.52		.46
10/31/2017	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07		17		1.14		1.54		.60
Class R-2:
10/31/2021	16.19	.04	5.03	5.07	(.02)	(.46)	(.48)	20.78	31.82		1,355		1.10		1.45		.20
10/31/2020	15.51	.09	1.17	1.26	(.05)	(.53)	(.58)	16.19	8.21		1,040		1.11		1.48		.60
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34		962		1.11		1.49		.72
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05		856		1.11		1.50		.51
10/31/2017	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10		819		1.10		1.50		.59
Class R-2E:
10/31/2021	16.32	.09	5.10	5.19	(.07)	(.46)	(.53)	20.98	32.31		330		.80		1.15		.49
10/31/2020	15.65	.14	1.16	1.30	(.10)	(.53)	(.63)	16.32	8.42		240		.81		1.18		.89
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75		219		.81		1.19		.96
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29		155		.81		1.20		.73
10/31/2017	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47		94		.80		1.20		.70

See end of tables for footnotes.

82	American Funds Target Date Retirement Series

Financial highlights (continued)

2040 Fund (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2021	$16.43	$.12	$5.12	$5.24	$(.09)	$(.46)	$(.55)	$21.12	32.45%	$1,981	.66%	1.01%	.64%
10/31/2020	15.74	.17	1.17	1.34	(.12)	(.53)	(.65)	16.43	8.61	1,518	.66	1.03	1.05
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91	1,377	.66	1.04	1.15
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45	1,183	.66	1.05	.94
10/31/2017	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65	1,117	.65	1.05	1.02
Class R-4:
10/31/2021	16.59	.18	5.17	5.35	(.13)	(.46)	(.59)	21.35	32.85	2,168	.36	.71	.91
10/31/2020	15.88	.22	1.18	1.40	(.16)	(.53)	(.69)	16.59	8.96	1,930	.36	.73	1.35
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23	1,756	.36	.74	1.44
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73	1,419	.36	.75	1.24
10/31/2017	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99	1,364	.35	.75	1.28
Class R-5E:
10/31/2021	16.60	.22	5.18	5.40	(.18)	(.46)	(.64)	21.36	33.14	965	.15	.50	1.13
10/31/2020	15.88	.26	1.18	1.44	(.19)	(.53)	(.72)	16.60	9.22	783	.16	.53	1.64
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38	770	.16	.54	1.55
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00	424	.15	.54	1.31
10/31/2017	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21	131	.14	.54	1.38
Class R-5:
10/31/2021	16.81	.25	5.23	5.48	(.19)	(.46)	(.65)	21.64	33.24	585	.06	.41	1.24
10/31/2020	16.08	.28	1.19	1.47	(.21)	(.53)	(.74)	16.81	9.27	454	.06	.43	1.73
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59	510	.06	.44	1.80
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03	541	.06	.45	1.56
10/31/2017	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39	791	.06	.46	1.53
Class R-6:
10/31/2021	16.75	.25	5.23	5.48	(.20)	(.46)	(.66)	21.57	33.36	19,892	.01	.36	1.27
10/31/2020	16.02	.27	1.20	1.47	(.21)	(.53)	(.74)	16.75	9.36	12,454	.01	.38	1.65
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56	9,766	.01	.39	1.75
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15	6,262	.01	.40	1.56
10/31/2017	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43	3,997	.01	.41	1.59

See end of tables for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2021	$16.21	$.20	$4.54	$4.74		$(.18)	$(.45)	$(.63)	$20.32	29.81%		$3,281		.33%		.67%		1.05%
10/31/2020	15.54	.22	1.12	1.34		(.18)	(.49)	(.67)	16.21	8.72		2,364		.35		.71		1.41
10/31/2019	14.55	.23	1.40	1.63		(.16)	(.48)	(.64)	15.54	11.96		2,036		.36		.73		1.52
10/31/2018	14.79	.20	(.09)	.11		(.14)	(.21)	(.35)	14.55	.71		1,638		.34		.72		1.33
10/31/2017	12.75	.19	2.29	2.48		(.13)	(.31)	(.44)	14.79	20.07		1,504		.33		.72		1.40
Class C:
10/31/2021	15.84	.06	4.44	4.50		(.06)	(.45)	(.51)	19.83	28.92		232		1.07		1.41		.31
10/31/2020	15.22	.10	1.08	1.18		(.07)	(.49)	(.56)	15.84	7.84		168		1.09		1.45		.66
10/31/2019	14.26	.11	1.39	1.50		(.06)	(.48)	(.54)	15.22	11.13		148		1.10		1.47		.77
10/31/2018	14.52	.08	(.08)	—	[11]	(.05)	(.21)	(.26)	14.26	(.05)		118		1.10		1.48		.55
10/31/2017	12.54	.08	2.27	2.35		(.06)	(.31)	(.37)	14.52	19.22		97		1.11		1.50		.59
Class T:
10/31/2021	16.23	.24	4.55	4.79		(.21)	(.45)	(.66)	20.36	30.12	[14]	—	[12]	.14	[14]	.48	[14]	1.26	[14]
10/31/2020	15.57	.26	1.10	1.36		(.21)	(.49)	(.70)	16.23	8.84	[14]	—	[12]	.15	[14]	.51	[14]	1.64	[14]
10/31/2019	14.57	.26	1.41	1.67		(.19)	(.48)	(.67)	15.57	12.26	[14]	—	[12]	.14	[14]	.51	[14]	1.78	[14]
10/31/2018	14.81	.23	(.09)	.14		(.17)	(.21)	(.38)	14.57	.91	[14]	—	[12]	.14	[14]	.52	[14]	1.55	[14]
10/31/2017[7,15]	13.35	.09	1.37	1.46		—	—	—	14.81	10.94	[9,14]	—	[12]	.13	[10,14]	.52	[10,14]	1.07	[10,14]
Class F-1:
10/31/2021	16.11	.19	4.52	4.71		(.18)	(.45)	(.63)	20.19	29.83		203		.37		.71		1.00
10/31/2020	15.46	.21	1.10	1.31		(.17)	(.49)	(.66)	16.11	8.62		124		.37		.73		1.36
10/31/2019	14.48	.22	1.40	1.62		(.16)	(.48)	(.64)	15.46	11.95		90		.37		.74		1.47
10/31/2018	14.73	.19	(.09)	.10		(.14)	(.21)	(.35)	14.48	.69		66		.37		.75		1.26
10/31/2017	12.72	.17	2.31	2.48		(.16)	(.31)	(.47)	14.73	20.11		44		.37		.76		1.20
Class F-2:
10/31/2021	16.22	.24	4.56	4.80		(.22)	(.45)	(.67)	20.35	30.21		222		.09		.43		1.28
10/31/2020	15.56	.26	1.10	1.36		(.21)	(.49)	(.70)	16.22	8.90		135		.09		.45		1.65
10/31/2019	14.57	.26	1.41	1.67		(.20)	(.48)	(.68)	15.56	12.29		107		.10		.47		1.74
10/31/2018	14.81	.22	(.08)	.14		(.17)	(.21)	(.38)	14.57	.94		75		.10		.48		1.43
10/31/2017	12.76	.21	2.31	2.52		(.16)	(.31)	(.47)	14.81	20.44		20		.11		.50		1.50
Class F-3:
10/31/2021	16.25	.26	4.56	4.82		(.23)	(.45)	(.68)	20.39	30.31		32		.01		.35		1.35
10/31/2020	15.58	.27	1.11	1.38		(.22)	(.49)	(.71)	16.25	9.03		16		.01		.37		1.74
10/31/2019	14.59	.23	1.45	1.68		(.21)	(.48)	(.69)	15.58	12.33		14		.01		.38		1.52
10/31/2018	14.82	.22	(.06)	.16		(.18)	(.21)	(.39)	14.59	1.06		10		.01		.39		1.42
10/31/2017[7,16]	13.01	.13	1.68	1.81		—	—	—	14.82	13.91	[9]	2		.01	[10]	.40	[10]	1.17	[10]
Class R-1:
10/31/2021	15.76	.05	4.43	4.48		(.08)	(.45)	(.53)	19.71	28.91		35		1.11		1.45		.28
10/31/2020	15.14	.10	1.07	1.17		(.06)	(.49)	(.55)	15.76	7.80		22		1.13		1.49		.63
10/31/2019	14.18	.11	1.38	1.49		(.05)	(.48)	(.53)	15.14	11.14		21		1.13		1.50		.75
10/31/2018	14.42	.08	(.09)	(.01)		(.02)	(.21)	(.23)	14.18	(.11)		17		1.13		1.51		.54
10/31/2017	12.43	.09	2.24	2.33		(.03)	(.31)	(.34)	14.42	19.19		16		1.13		1.52		.66
Class R-2:
10/31/2021	15.78	.05	4.43	4.48		(.06)	(.45)	(.51)	19.75	28.86		1,618		1.10		1.44		.30
10/31/2020	15.16	.10	1.08	1.18		(.07)	(.49)	(.56)	15.78	7.83		1,287		1.11		1.47		.66
10/31/2019	14.20	.11	1.38	1.49		(.05)	(.48)	(.53)	15.16	11.12		1,216		1.11		1.48		.79
10/31/2018	14.45	.08	(.08)	—	[11]	(.04)	(.21)	(.25)	14.20	(.04)		1,051		1.11		1.49		.57
10/31/2017	12.47	.08	2.25	2.33		(.04)	(.31)	(.35)	14.45	19.20		1,009		1.10		1.49		.64
Class R-2E:
10/31/2021	15.88	.11	4.45	4.56		(.10)	(.45)	(.55)	19.89	29.27		445		.80		1.14		.59
10/31/2020	15.25	.15	1.08	1.23		(.11)	(.49)	(.60)	15.88	8.19		331		.81		1.17		.95
10/31/2019	14.30	.15	1.38	1.53		(.10)	(.48)	(.58)	15.25	11.41		293		.81		1.18		1.04
10/31/2018	14.58	.12	(.08)	.04		(.11)	(.21)	(.32)	14.30	.24		214		.81		1.19		.80
10/31/2017	12.61	.10	2.30	2.40		(.12)	(.31)	(.43)	14.58	19.58		141		.80		1.19		.76

See end of tables for footnotes.

84	American Funds Target Date Retirement Series

Financial highlights (continued)

2035 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2021	$16.00	$.14	$4.48	$4.62	$(.13)	$(.45)	$(.58)	$20.04	29.40%	$2,363	.66%	1.00%	.73%
10/31/2020	15.36	.17	1.09	1.26	(.13)	(.49)	(.62)	16.00	8.31	1,811	.66	1.02	1.10
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65	1,661	.66	1.03	1.23
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42	1,416	.66	1.04	1.00
10/31/2017	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73	1,303	.65	1.04	1.06
Class R-4:
10/31/2021	16.16	.19	4.53	4.72	(.16)	(.45)	(.61)	20.27	29.82	2,372	.36	.70	1.01
10/31/2020	15.50	.22	1.10	1.32	(.17)	(.49)	(.66)	16.16	8.66	2,204	.36	.72	1.41
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97	2,035	.36	.73	1.51
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71	1,609	.36	.74	1.30
10/31/2017	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06	1,509	.35	.74	1.31
Class R-5E:
10/31/2021	16.18	.23	4.54	4.77	(.21)	(.45)	(.66)	20.29	30.10	1,044	.15	.49	1.22
10/31/2020	15.51	.27	1.09	1.36	(.20)	(.49)	(.69)	16.18	8.89	835	.16	.52	1.74
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17	886	.16	.53	1.65
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92	540	.15	.53	1.33
10/31/2017	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36	144	.14	.53	1.43
Class R-5:
10/31/2021	16.37	.26	4.58	4.84	(.22)	(.45)	(.67)	20.54	30.21	667	.06	.40	1.34
10/31/2020	15.69	.28	1.11	1.39	(.22)	(.49)	(.71)	16.37	8.98	515	.06	.42	1.77
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33	564	.06	.43	1.88
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00	590	.06	.44	1.62
10/31/2017	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39	918	.06	.45	1.58
Class R-6:
10/31/2021	16.31	.26	4.57	4.83	(.23)	(.45)	(.68)	20.46	30.26	22,055	.01	.35	1.36
10/31/2020	15.63	.27	1.12	1.39	(.22)	(.49)	(.71)	16.31	9.07	14,062	.01	.37	1.71
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37	10,860	.01	.38	1.83
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99	7,024	.01	.39	1.62
10/31/2017	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50	4,107	.01	.40	1.64

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2021	$15.58	$.21	$3.52	$3.73	$(.23)	$(.37)	$(.60)	$18.71	24.40%		$4,118		.34%		.66%		1.19%
10/31/2020	15.05	.23	.90	1.13	(.20)	(.40)	(.60)	15.58	7.61		3,083		.35		.69		1.53
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13		2,686		.37		.73		1.75
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54		2,186		.35		.72		1.45
10/31/2017	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46		1,968		.34		.72		1.47
Class C:
10/31/2021	15.22	.08	3.43	3.51	(.12)	(.37)	(.49)	18.24	23.43		272		1.07		1.39		.46
10/31/2020	14.73	.12	.87	.99	(.10)	(.40)	(.50)	15.22	6.80		208		1.09		1.43		.80
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34		187		1.10		1.46		1.01
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)		148		1.10		1.47		.70
10/31/2017	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52		122		1.11		1.49		.67
Class T:
10/31/2021	15.60	.25	3.51	3.76	(.26)	(.37)	(.63)	18.73	24.59	[14]	—	[12]	.14	[14]	.46	[14]	1.41	[14]
10/31/2020	15.07	.27	.89	1.16	(.23)	(.40)	(.63)	15.60	7.82	[14]	—	[12]	.14	[14]	.48	[14]	1.77	[14]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37	[14]	—	[12]	.14	[14]	.50	[14]	2.02	[14]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82	[14]	—	[12]	.14	[14]	.51	[14]	1.68	[14]
10/31/2017[7,15]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48	[9,14]	—	[12]	.14	[10,14]	.52	[10,14]	1.20	[10,14]
Class F-1:
10/31/2021	15.46	.20	3.49	3.69	(.23)	(.37)	(.60)	18.55	24.36		185		.37		.69		1.17
10/31/2020	14.95	.22	.89	1.11	(.20)	(.40)	(.60)	15.46	7.53		130		.37		.71		1.49
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14		98		.37		.73		1.74
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57		77		.37		.74		1.42
10/31/2017	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40		57		.37		.75		1.31
Class F-2:
10/31/2021	15.59	.25	3.52	3.77	(.27)	(.37)	(.64)	18.72	24.68		310		.09		.41		1.43
10/31/2020	15.06	.27	.90	1.17	(.24)	(.40)	(.64)	15.59	7.88		204		.09		.43		1.77
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38		154		.10		.46		2.00
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84		107		.10		.47		1.64
10/31/2017	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75		42		.11		.49		1.59
Class F-3:
10/31/2021	15.63	.27	3.52	3.79	(.28)	(.37)	(.65)	18.77	24.77		33		.01		.33		1.49
10/31/2020	15.10	.29	.89	1.18	(.25)	(.40)	(.65)	15.63	7.94		18		.01		.35		1.91
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58		15		.01		.37		2.07
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91		8		.01		.38		1.78
10/31/2017[7,16]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19	[9]	5		.01	[10]	.39	[10]	1.46	[10]
Class R-1:
10/31/2021	15.30	.07	3.47	3.54	(.13)	(.37)	(.50)	18.34	23.46		49		1.11		1.43		.42
10/31/2020	14.80	.11	.87	.98	(.08)	(.40)	(.48)	15.30	6.70		31		1.14		1.48		.76
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29		31		1.13		1.49		1.00
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)		29		1.13		1.50		.67
10/31/2017	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50		28		1.13		1.51		.71
Class R-2:
10/31/2021	15.18	.08	3.43	3.51	(.12)	(.37)	(.49)	18.20	23.46		1,600		1.10		1.42		.45
10/31/2020	14.69	.12	.87	.99	(.10)	(.40)	(.50)	15.18	6.77		1,365		1.11		1.45		.80
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36		1,311		1.11		1.47		1.03
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)		1,167		1.11		1.48		.71
10/31/2017	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53		1,134		1.10		1.48		.72
Class R-2E:
10/31/2021	15.29	.13	3.44	3.57	(.16)	(.37)	(.53)	18.33	23.78		483		.80		1.12		.73
10/31/2020	14.80	.16	.88	1.04	(.15)	(.40)	(.55)	15.29	7.06		364		.81		1.15		1.08
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71		325		.81		1.17		1.28
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11		240		.81		1.18		.95
10/31/2017	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84		149		.80		1.18		.83

See end of tables for footnotes.

86	American Funds Target Date Retirement Series

Financial highlights (continued)

2030 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2021	$15.39	$.15	$3.47	$3.62	$(.18)	$(.37)	$(.55)	$18.46	23.96%	$2,722	.66%	.98%	.89%
10/31/2020	14.88	.18	.89	1.07	(.16)	(.40)	(.56)	15.39	7.26	2,229	.66	1.00	1.24
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82	2,087	.66	1.02	1.47
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26	1,823	.66	1.03	1.14
10/31/2017	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06	1,720	.65	1.03	1.15
Class R-4:
10/31/2021	15.54	.20	3.52	3.72	(.22)	(.37)	(.59)	18.67	24.40	2,924	.36	.68	1.16
10/31/2020	15.02	.23	.89	1.12	(.20)	(.40)	(.60)	15.54	7.56	2,680	.36	.70	1.54
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14	2,550	.36	.72	1.76
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54	2,106	.36	.73	1.45
10/31/2017	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43	2,030	.35	.73	1.41
Class R-5E:
10/31/2021	15.55	.24	3.51	3.75	(.26)	(.37)	(.63)	18.67	24.61	1,241	.15	.47	1.38
10/31/2020	15.02	.28	.88	1.16	(.23)	(.40)	(.63)	15.55	7.81	1,083	.16	.50	1.86
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34	1,169	.16	.52	1.88
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82	692	.15	.52	1.48
10/31/2017	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67	191	.14	.52	1.51
Class R-5:
10/31/2021	15.74	.27	3.54	3.81	(.27)	(.37)	(.64)	18.91	24.73	754	.06	.38	1.49
10/31/2020	15.20	.29	.89	1.18	(.24)	(.40)	(.64)	15.74	7.90	627	.06	.40	1.89
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51	668	.06	.42	2.12
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84	720	.06	.43	1.75
10/31/2017	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81	1,097	.06	.44	1.67
Class R-6:
10/31/2021	15.68	.27	3.53	3.80	(.28)	(.37)	(.65)	18.83	24.76	25,045	.01	.33	1.51
10/31/2020	15.14	.28	.91	1.19	(.25)	(.40)	(.65)	15.68	7.99	17,000	.01	.35	1.85
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54	13,616	.01	.37	2.07
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91	9,046	.01	.38	1.77
10/31/2017	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83	5,747	.01	.39	1.73

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2021	$14.51	$.22	$2.68	$2.90	$(.26)	$(.29)	$(.55)	$16.86	20.37%		$4,067		.34%		.64%		1.35%
10/31/2020	14.03	.23	.77	1.00	(.21)	(.31)	(.52)	14.51	7.23		3,172		.35		.67		1.64
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62		2,784		.37		.71		1.88
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25		2,315		.34		.69		1.56
10/31/2017	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21		2,127		.34		.70		1.54
Class C:
10/31/2021	14.18	.10	2.62	2.72	(.16)	(.29)	(.45)	16.45	19.47		262		1.08		1.38		.62
10/31/2020	13.73	.12	.76	.88	(.12)	(.31)	(.43)	14.18	6.46		211		1.09		1.41		.90
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78		191		1.10		1.44		1.14
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)		157		1.10		1.45		.80
10/31/2017	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31		138		1.11		1.47		.75
Class T:
10/31/2021	14.53	.25	2.69	2.94	(.29)	(.29)	(.58)	16.89	20.64	[14]	—	[12]	.14	[14]	.44	[14]	1.57	[14]
10/31/2020	14.05	.26	.77	1.03	(.24)	(.31)	(.55)	14.53	7.44	[14]	—	[12]	.14	[14]	.46	[14]	1.87	[14]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84	[14]	—	[12]	.14	[14]	.48	[14]	2.14	[14]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46	[14]	—	[12]	.14	[14]	.49	[14]	1.78	[14]
10/31/2017[7,15]	12.51	.10	.89	.99	—	—	—	13.50	7.91	[9,14]	—	[12]	.14	[10,14]	.50	[10,14]	1.34	[10,14]
Class F-1:
10/31/2021	14.41	.21	2.66	2.87	(.26)	(.29)	(.55)	16.73	20.35		118		.37		.67		1.34
10/31/2020	13.93	.22	.78	1.00	(.21)	(.31)	(.52)	14.41	7.27		95		.37		.69		1.58
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52		64		.38		.72		1.87
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26		55		.37		.72		1.53
10/31/2017	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20		42		.37		.73		1.43
Class F-2:
10/31/2021	14.52	.26	2.67	2.93	(.29)	(.29)	(.58)	16.87	20.65		268		.09		.39		1.60
10/31/2020	14.03	.27	.77	1.04	(.24)	(.31)	(.55)	14.52	7.59		201		.09		.41		1.89
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85		164		.10		.44		2.13
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56		114		.11		.46		1.76
10/31/2017	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42		53		.11		.47		1.72
Class F-3:
10/31/2021	14.56	.26	2.70	2.96	(.31)	(.29)	(.60)	16.92	20.75		35		.01		.31		1.63
10/31/2020	14.07	.28	.78	1.06	(.26)	(.31)	(.57)	14.56	7.64		17		.01		.33		1.96
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98		12		.01		.35		2.28
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63		11		.01		.36		1.86
10/31/2017[7,16]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20	[9]	10		.01	[10]	.37	[10]	1.50	[10]
Class R-1:
10/31/2021	14.21	.10	2.63	2.73	(.16)	(.29)	(.45)	16.49	19.50		35		1.10		1.40		.60
10/31/2020	13.75	.12	.75	.87	(.10)	(.31)	(.41)	14.21	6.41		27		1.12		1.44		.89
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78		29		1.13		1.47		1.12
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)		25		1.13		1.48		.76
10/31/2017	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26		24		1.13		1.49		.77
Class R-2:
10/31/2021	14.14	.10	2.61	2.71	(.15)	(.29)	(.44)	16.41	19.48		1,364		1.10		1.40		.61
10/31/2020	13.69	.12	.75	.87	(.11)	(.31)	(.42)	14.14	6.42		1,206		1.11		1.43		.90
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81		1,188		1.11		1.45		1.17
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)		1,096		1.11		1.46		.82
10/31/2017	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30		1,116		1.10		1.46		.79
Class R-2E:
10/31/2021	14.23	.14	2.63	2.77	(.19)	(.29)	(.48)	16.52	19.82		470		.81		1.11		.90
10/31/2020	13.78	.16	.75	.91	(.15)	(.31)	(.46)	14.23	6.71		407		.81		1.13		1.19
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11		387		.81		1.15		1.43
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)		300		.81		1.16		1.07
10/31/2017	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68		203		.80		1.16		.94

See end of tables for footnotes.

88	American Funds Target Date Retirement Series

Financial highlights (continued)

2025 Fund (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2021	$14.33	$.17	$2.64	$2.81		$(.21)	$(.29)	$(.50)	$16.64	20.00%	$2,285	.66%	.96%	1.05%
10/31/2020	13.87	.19	.75	.94		(.17)	(.31)	(.48)	14.33	6.87	2,000	.66	.98	1.34
10/31/2019	13.05	.21	1.07	1.28		(.14)	(.32)	(.46)	13.87	10.29	1,897	.66	1.00	1.60
10/31/2018	13.33	.17	(.17)	—	[11]	(.11)	(.17)	(.28)	13.05	(.04)	1,692	.66	1.01	1.24
10/31/2017	12.05	.15	1.47	1.62		(.11)	(.23)	(.34)	13.33	13.80	1,623	.65	1.01	1.22
Class R-4:
10/31/2021	14.48	.21	2.68	2.89		(.25)	(.29)	(.54)	16.83	20.35	2,399	.36	.66	1.33
10/31/2020	14.00	.23	.77	1.00		(.21)	(.31)	(.52)	14.48	7.25	2,437	.36	.68	1.65
10/31/2019	13.17	.25	1.08	1.33		(.18)	(.32)	(.50)	14.00	10.62	2,390	.36	.70	1.89
10/31/2018	13.45	.21	(.17)	.04		(.15)	(.17)	(.32)	13.17	.26	1,968	.36	.71	1.55
10/31/2017	12.15	.19	1.49	1.68		(.15)	(.23)	(.38)	13.45	14.19	1,847	.35	.71	1.48
Class R-5E:
10/31/2021	14.48	.25	2.68	2.93		(.29)	(.29)	(.58)	16.83	20.64	1,093	.15	.45	1.53
10/31/2020	14.00	.28	.74	1.02		(.23)	(.31)	(.54)	14.48	7.42	970	.16	.48	1.98
10/31/2019	13.18	.27	1.08	1.35		(.21)	(.32)	(.53)	14.00	10.82	1,132	.16	.50	2.02
10/31/2018	13.46	.21	(.14)	.07		(.18)	(.17)	(.35)	13.18	.46	705	.15	.50	1.57
10/31/2017	12.16	.21	1.49	1.70		(.17)	(.23)	(.40)	13.46	14.41	169	.14	.50	1.65
Class R-5:
10/31/2021	14.65	.27	2.70	2.97		(.30)	(.29)	(.59)	17.03	20.70	651	.06	.36	1.66
10/31/2020	14.16	.28	.77	1.05		(.25)	(.31)	(.56)	14.65	7.53	575	.06	.38	1.98
10/31/2019	13.31	.30	1.09	1.39		(.22)	(.32)	(.54)	14.16	11.02	637	.06	.40	2.24
10/31/2018	13.59	.25	(.18)	.07		(.18)	(.17)	(.35)	13.31	.49	656	.06	.41	1.85
10/31/2017	12.27	.23	1.50	1.73		(.18)	(.23)	(.41)	13.59	14.51	1,054	.06	.42	1.76
Class R-6:
10/31/2021	14.61	.27	2.71	2.98		(.31)	(.29)	(.60)	16.99	20.81	20,701	.01	.31	1.68
10/31/2020	14.12	.28	.78	1.06		(.26)	(.31)	(.57)	14.61	7.62	14,909	.01	.33	1.95
10/31/2019	13.28	.30	1.09	1.39		(.23)	(.32)	(.55)	14.12	11.03	11,967	.01	.35	2.21
10/31/2018	13.56	.26	(.18)	.08		(.19)	(.17)	(.36)	13.28	.55	8,004	.01	.36	1.88
10/31/2017	12.24	.23	1.50	1.73		(.18)	(.23)	(.41)	13.56	14.58	4,715	.01	.37	1.82

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2021	$13.22	$.24	$2.04	$2.28	$(.31)	$(.27)	$(.58)	$14.92	17.65%		$2,707		.35%		.64%		1.70%
10/31/2020	13.04	.27	.42	.69	(.24)	(.27)	(.51)	13.22	5.41		2,362		.35		.65		2.10
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82		2,218		.36		.67		2.34
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17		1,985		.35		.68		1.89
10/31/2017	11.66	.21	1.13	1.34	(.15)	(.19)	(.34)	12.66	11.82		1,977		.36		.70		1.74
Class C:
10/31/2021	12.94	.14	1.99	2.13	(.22)	(.27)	(.49)	14.58	16.74		170		1.08		1.37		.97
10/31/2020	12.78	.17	.41	.58	(.15)	(.27)	(.42)	12.94	4.62		147		1.09		1.39		1.37
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01		146		1.10		1.41		1.59
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)		126		1.10		1.43		1.14
10/31/2017	11.48	.11	1.12	1.23	(.09)	(.19)	(.28)	12.43	10.94		118		1.11		1.45		.96
Class T:
10/31/2021	13.24	.28	2.03	2.31	(.34)	(.27)	(.61)	14.94	17.86	[14]	—	[12]	.13	[14]	.42	[14]	1.93	[14]
10/31/2020	13.06	.30	.42	.72	(.27)	(.27)	(.54)	13.24	5.61	[14]	—	[12]	.14	[14]	.44	[14]	2.33	[14]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13	[14]	—	[12]	.15	[14]	.46	[14]	2.58	[14]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40	[14]	—	[12]	.14	[14]	.47	[14]	2.10	[14]
10/31/2017[7,15]	11.89	.11	.67	.78	—	—	—	12.67	6.56	[9,14]	—	[12]	.14	[10,14]	.48	[10,14]	1.61	[10,14]
Class F-1:
10/31/2021	13.14	.24	2.01	2.25	(.31)	(.27)	(.58)	14.81	17.52		61		.37		.66		1.70
10/31/2020	12.97	.27	.41	.68	(.24)	(.27)	(.51)	13.14	5.35		57		.37		.67		2.08
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96		49		.38		.69		2.34
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11		45		.37		.70		1.87
10/31/2017	11.62	.20	1.13	1.33	(.17)	(.19)	(.36)	12.59	11.73		37		.37		.71		1.66
Class F-2:
10/31/2021	13.22	.28	2.04	2.32	(.35)	(.27)	(.62)	14.92	17.94		176		.09		.38		1.94
10/31/2020	13.04	.31	.42	.73	(.28)	(.27)	(.55)	13.22	5.68		134		.09		.39		2.36
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14		119		.10		.41		2.59
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42		93		.11		.44		2.10
10/31/2017	11.67	.23	1.14	1.37	(.19)	(.19)	(.38)	12.66	12.04		46		.11		.45		1.93
Class F-3:
10/31/2021	13.26	.29	2.04	2.33	(.36)	(.27)	(.63)	14.96	17.98		18		.01		.30		2.00
10/31/2020	13.08	.32	.42	.74	(.29)	(.27)	(.56)	13.26	5.74		11		.01		.31		2.43
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27		8		.01		.32		2.72
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49		6		.01		.34		2.19
10/31/2017[7,16]	11.68	.16	.85	1.01	—	—	—	12.69	8.65	[9]	1		.01	[10]	.35	[10]	1.72	[10]
Class R-1:
10/31/2021	12.99	.14	2.00	2.14	(.20)	(.27)	(.47)	14.66	16.74		15		1.11		1.40		.96
10/31/2020	12.83	.17	.40	.57	(.14)	(.27)	(.41)	12.99	4.51		15		1.13		1.43		1.34
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13		18		1.13		1.44		1.57
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)		17		1.13		1.46		1.11
10/31/2017	11.46	.12	1.10	1.22	(.06)	(.19)	(.25)	12.43	10.87		18		1.13		1.47		.99
Class R-2:
10/31/2021	12.94	.14	1.98	2.12	(.21)	(.27)	(.48)	14.58	16.68		678		1.10		1.39		.97
10/31/2020	12.77	.17	.41	.58	(.14)	(.27)	(.41)	12.94	4.63		680		1.11		1.41		1.37
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02		731		1.11		1.42		1.62
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)		728		1.11		1.44		1.14
10/31/2017	11.43	.12	1.11	1.23	(.07)	(.19)	(.26)	12.40	10.97		784		1.09		1.43		1.01
Class R-2E:
10/31/2021	12.97	.18	1.99	2.17	(.25)	(.27)	(.52)	14.62	17.05		227		.81		1.10		1.26
10/31/2020	12.81	.21	.41	.62	(.19)	(.27)	(.46)	12.97	4.93		222		.81		1.11		1.65
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38		230		.81		1.12		1.87
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)		173		.81		1.14		1.40
10/31/2017	11.55	.14	1.12	1.26	(.14)	(.19)	(.33)	12.48	11.22		122		.80		1.14		1.17

See end of tables for footnotes.

90	American Funds Target Date Retirement Series

Financial highlights (continued)

2020 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Net effective expense ratio[5,6]	Ratio of net income to average net assets
Class R-3:
10/31/2021	$13.08	$.20	$2.02	$2.22	$(.27)	$(.27)	$(.54)	$14.76	17.30%	$1,236	.66%	.95%	1.41%
10/31/2020	12.92	.23	.40	.63	(.20)	(.27)	(.47)	13.08	4.97	1,248	.66	.96	1.81
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61	1,342	.66	.97	2.05
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)	1,284	.66	.99	1.58
10/31/2017	11.55	.17	1.12	1.29	(.12)	(.19)	(.31)	12.53	11.45	1,358	.65	.99	1.44
Class R-4:
10/31/2021	13.20	.24	2.03	2.27	(.30)	(.27)	(.57)	14.90	17.61	1,420	.36	.65	1.69
10/31/2020	13.02	.27	.42	.69	(.24)	(.27)	(.51)	13.20	5.40	1,554	.36	.66	2.12
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36	.67	2.36
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19	1,633	.36	.69	1.88
10/31/2017	11.65	.21	1.12	1.33	(.16)	(.19)	(.35)	12.63	11.69	1,703	.35	.69	1.71
Class R-5E:
10/31/2021	13.19	.27	2.03	2.30	(.34)	(.27)	(.61)	14.88	17.84	635	.15	.44	1.90
10/31/2020	13.01	.32	.39	.71	(.26)	(.27)	(.53)	13.19	5.57	659	.15	.45	2.46
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16	.47	2.46
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39	590	.15	.48	1.91
10/31/2017	11.64	.23	1.13	1.36	(.18)	(.19)	(.37)	12.63	12.03	169	.14	.48	1.88
Class R-5:
10/31/2021	13.34	.29	2.05	2.34	(.35)	(.27)	(.62)	15.06	17.96	347	.06	.35	2.02
10/31/2020	13.16	.32	.41	.73	(.28)	(.27)	(.55)	13.34	5.65	350	.06	.36	2.44
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06	.37	2.69
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43	505	.06	.39	2.19
10/31/2017	11.75	.24	1.15	1.39	(.19)	(.19)	(.38)	12.76	12.15	808	.06	.40	1.99
Class R-6:
10/31/2021	13.30	.29	2.05	2.34	(.36)	(.27)	(.63)	15.01	18.00	11,579	.01	.30	2.03
10/31/2020	13.12	.32	.42	.74	(.29)	(.27)	(.56)	13.30	5.73	9,367	.01	.31	2.43
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01	.32	2.66
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57	6,238	.01	.34	2.21
10/31/2017	11.72	.25	1.13	1.38	(.19)	(.19)	(.38)	12.72	12.14	4,408	.01	.35	2.04

See end of tables for footnotes.

American Funds Target Date Retirement Series	91

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2021	$12.02	$.23	$1.76	$1.99	$(.31)	$(.20)	$(.51)	$13.50	16.91%	$1,046		.35%		.35%		.63%		1.80%
10/31/2020	11.98	.27	.25	.52	(.24)	(.24)	(.48)	12.02	4.40	968		.34		.34		.63		2.28
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80	978		.36		.36		.67		2.54
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)	935		.34		.34		.66		2.16
10/31/2017	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17	1,021		.37		.37		.69		2.01
Class C:
10/31/2021	11.79	.14	1.72	1.86	(.21)	(.20)	(.41)	13.24	16.09	46		1.08		1.08		1.36		1.07
10/31/2020	11.76	.18	.25	.43	(.16)	(.24)	(.40)	11.79	3.63	43		1.10		1.10		1.39		1.53
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91	47		1.11		1.11		1.42		1.80
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)	45		1.11		1.11		1.43		1.38
10/31/2017	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25	45		1.12		1.12		1.44		1.25
Class T:
10/31/2021	12.03	.26	1.75	2.01	(.33)	(.20)	(.53)	13.51	17.14 [14]	—	[12]	.131	[4]	.13	[14]	.41	[14]	2.02	[14]
10/31/2020	11.99	.29	.26	.55	(.27)	(.24)	(.51)	12.03	4.62 [14]	—	[12]	.141	[4]	.14	[14]	.43	[14]	2.48	[14]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04 [14]	—	[12]	.151	[4]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[14]	—	[12]	.151	[4]	.15	[14]	.47	[14]	2.35	[14]
10/31/2017[7,15]	11.10	.12	.51	.63	—	—	—	11.73	5.68 [9,14]	—	[12]	.14	[10,14]	.14	[10,14]	.46	[10,14]	1.90	[10,14]
Class F-1:
10/31/2021	11.94	.23	1.74	1.97	(.31)	(.20)	(.51)	13.40	16.83	15		.37		.37		.65		1.79
10/31/2020	11.91	.26	.25	.51	(.24)	(.24)	(.48)	11.94	4.33	16		.37		.37		.66		2.24
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74	14		.38		.38		.69		2.52
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)	13		.37		.37		.69		2.13
10/31/2017	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17	14		.37		.37		.69		1.96
Class F-2:
10/31/2021	12.02	.27	1.75	2.02	(.34)	(.20)	(.54)	13.50	17.21	57		.09		.09		.37		2.04
10/31/2020	11.98	.30	.25	.55	(.27)	(.24)	(.51)	12.02	4.68	48		.10		.10		.39		2.51
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04	44		.10		.10		.41		2.81
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06	38		.11		.11		.43		2.33
10/31/2017	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45	19		.12		.12		.44		2.21
Class F-3:
10/31/2021	12.05	.27	1.77	2.04	(.35)	(.20)	(.55)	13.54	17.34	8		.01		.01		.29		2.02
10/31/2020	12.01	.32	.24	.56	(.28)	(.24)	(.52)	12.05	4.75	3		.01		.01		.30		2.71
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08	4		.01		.01		.32		2.91
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22	4		.01		.01		.33		2.45
10/31/2017[7,16]	10.92	.20	.62	.82	—	—	—	11.74	7.51 [9]	—	[12]	.05	[10]	.04	[10]	.36	[10]	2.32	[10]
Class R-1:
10/31/2021	11.77	.14	1.72	1.86	(.21)	(.20)	(.41)	13.22	16.03	7		1.11		1.11		1.39		1.07
10/31/2020	11.75	.18	.23	.41	(.15)	(.24)	(.39)	11.77	3.51	8		1.14		1.14		1.43		1.51
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95	9		1.13		1.13		1.44		1.76
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)	10		1.14		1.14		1.46		1.35
10/31/2017	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31	11		1.14		1.14		1.46		1.25
Class R-2:
10/31/2021	11.78	.14	1.71	1.85	(.21)	(.20)	(.41)	13.22	16.00	223		1.10		1.10		1.38		1.06
10/31/2020	11.75	.18	.24	.42	(.15)	(.24)	(.39)	11.78	3.58	222		1.12		1.12		1.41		1.53
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255		1.11		1.11		1.42		1.81
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)	274		1.11		1.11		1.43		1.39
10/31/2017	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40	311		1.09		1.09		1.41		1.29
Class R-2E:
10/31/2021	11.79	.17	1.72	1.89	(.25)	(.20)	(.45)	13.23	16.32	81		.81		.81		1.09		1.35
10/31/2020	11.76	.21	.25	.46	(.19)	(.24)	(.43)	11.79	3.91	80		.82		.82		1.11		1.81
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87		.81		.81		1.12		2.07
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)	84		.81		.81		1.13		1.63
10/31/2017	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62	62		.80		.80		1.12		1.47

See end of tables for footnotes.

92	American Funds Target Date Retirement Series

Financial highlights (continued)

2015 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3],[5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2021	$11.90	$.19	$1.75	$1.94	$(.27)	$(.20)	$(.47)	$13.37	16.63%	$415	.66%	.66%	.94%	1.51%
10/31/2020	11.87	.23	.24	.47	(.20)	(.24)	(.44)	11.90	4.01	426	.66	.66	.95	1.96
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39	457	.66	.66	.97	2.25
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)	483	.66	.66	.98	1.83
10/31/2017	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73	546	.65	.65	.97	1.71
Class R-4:
10/31/2021	12.00	.23	1.75	1.98	(.30)	(.20)	(.50)	13.48	16.86	348	.36	.36	.64	1.77
10/31/2020	11.96	.27	.25	.52	(.24)	(.24)	(.48)	12.00	4.39	398	.36	.36	.65	2.27
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442	.36	.36	.67	2.55
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)	453	.36	.36	.68	2.14
10/31/2017	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10	534	.35	.35	.67	1.99
Class R-5E:
10/31/2021	11.98	.26	1.74	2.00	(.33)	(.20)	(.53)	13.45	17.12	181	.15	.15	.43	2.00
10/31/2020	11.94	.31	.23	.54	(.26)	(.24)	(.50)	11.98	4.55	192	.16	.16	.45	2.64
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251	.16	.16	.47	2.69
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05	200	.15	.15	.47	2.14
10/31/2017	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37	52	.15	.15	.47	2.15
Class R-5:
10/31/2021	12.11	.28	1.76	2.04	(.34)	(.20)	(.54)	13.61	17.27	90	.06	.06	.34	2.11
10/31/2020	12.07	.31	.25	.56	(.28)	(.24)	(.52)	12.11	4.66	93	.06	.06	.35	2.58
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119	.06	.06	.37	2.88
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09	140	.07	.07	.39	2.44
10/31/2017	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51	259	.06	.06	.38	2.28
Class R-6:
10/31/2021	12.07	.28	1.76	2.04	(.35)	(.20)	(.55)	13.56	17.31	3,480	.01	.01	.29	2.11
10/31/2020	12.03	.31	.25	.56	(.28)	(.24)	(.52)	12.07	4.74	2,801	.01	.01	.30	2.59
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564	.01	.01	.32	2.86
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16	1,996	.01	.01	.33	2.47
10/31/2017	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50	1,448	.01	.01	.33	2.33

See end of tables for footnotes.

American Funds Target Date Retirement Series	93

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2021	$11.37	$.21	$1.46	$1.67	$(.28)	$(.16)	$(.44)	$12.60	14.96%	$660		.34%		.34%		.61%		1.73%
10/31/2020	11.28	.25	.23	.48	(.23)	(.16)	(.39)	11.37	4.31	604		.35		.35		.79		2.22
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32	559		.37		.37		.68		2.54
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)	528		.36		.36		.68		2.18
10/31/2017	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32	598		.35		.35		.67		2.08
Class C:
10/31/2021	11.16	.12	1.44	1.56	(.20)	(.16)	(.36)	12.36	14.11	32		1.07		1.07		1.34		.99
10/31/2020	11.09	.17	.22	.39	(.16)	(.16)	(.32)	11.16	3.52	26		1.09		1.09		1.53		1.51
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48	28		1.10		1.10		1.41		1.80
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)	25		1.10		1.10		1.42		1.42
10/31/2017	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52	26		1.11		1.11		1.43		1.31
Class T:
10/31/2021	11.38	.24	1.46	1.70	(.31)	(.16)	(.47)	12.61	15.18 [14]	—	[12]	.13	[14]	.13	[14]	.40	[14]	1.95	[14]
10/31/2020	11.29	.27	.23	.50	(.25)	(.16)	(.41)	11.38	4.53 [14]	—	[12]	.15	[14]	.15	[14]	.59	[14]	2.44	[14]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57 [14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[14]	—	[12]	.15	[14]	.15	[14]	.47	[14]	2.38	[14]
10/31/2017[7,15]	10.48	.12	.43	.55	—	—	—	11.03	5.25 [9,14]	—	[12]	.14	[10,14]	.14	[10,14]	.46	[10,14]	1.96	[10,14]
Class F-1:
10/31/2021	11.31	.21	1.45	1.66	(.28)	(.16)	(.44)	12.53	14.93	10		.37		.37		.64		1.69
10/31/2020	11.22	.24	.24	.48	(.23)	(.16)	(.39)	11.31	4.34	9		.38		.38		.82		2.17
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26	8		.38		.38		.69		2.61
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)	8		.38		.38		.70		2.16
10/31/2017	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42	8		.38		.38		.70		2.04
Class F-2:
10/31/2021	11.36	.24	1.46	1.70	(.31)	(.16)	(.47)	12.59	15.26	40		.09		.09		.36		1.96
10/31/2020	11.27	.28	.23	.51	(.26)	(.16)	(.42)	11.36	4.60	29		.10		.10		.54		2.48
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57	24		.10		.10		.41		2.79
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)	18		.11		.11		.43		2.35
10/31/2017	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64	8		.12		.12		.44		2.27
Class F-3:
10/31/2021	11.39	.25	1.47	1.72	(.32)	(.16)	(.48)	12.63	15.40	8		.01		.01		.28		2.08
10/31/2020	11.30	.27	.25	.52	(.27)	(.16)	(.43)	11.39	4.67	6		.01		.01		.45		2.43
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62	4		.02		.01		.32		2.62
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04	1		.01		.01		.33		2.56
10/31/2017[7,16]	10.31	.16	.57	.73	—	—	—	11.04	7.08 [9]	—	[12]	.02	[10]	.01	[10]	.33	[10]	2.00	[10]
Class R-1:
10/31/2021	11.33	.12	1.46	1.58	(.21)	(.16)	(.37)	12.54	14.10	2		1.11		1.11		1.38		1.00
10/31/2020	11.22	.17	.23	.40	(.13)	(.16)	(.29)	11.33	3.57	2		1.06		1.06		1.50		1.54
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43	2		1.14		1.14		1.45		1.79
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)	3		1.14		1.14		1.46		1.42
10/31/2017	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47	3		1.14		1.14		1.46		1.35
Class R-2:
10/31/2021	11.18	.12	1.44	1.56	(.20)	(.16)	(.36)	12.38	14.09	106		1.10		1.10		1.37		.99
10/31/2020	11.09	.16	.23	.39	(.14)	(.16)	(.30)	11.18	3.57	101		1.12		1.12		1.56		1.48
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109		1.11		1.11		1.42		1.81
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)	108		1.11		1.11		1.43		1.43
10/31/2017	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58	125		1.09		1.09		1.41		1.35

See end of tables for footnotes.

94	American Funds Target Date Retirement Series

Financial highlights (continued)

2010 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-2E:
10/31/2021	$11.16	$.15	$1.44	$1.59	$(.23)	$(.16)	$(.39)	$12.36	14.46%	$70	.81%	.81%	1.08%	1.25%
10/31/2020	11.09	.20	.21	.41	(.18)	(.16)	(.34)	11.16	3.78	61	.82	.82	1.26	1.78
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56	.82	.82	1.13	2.06
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45	.81	.81	1.13	1.70
10/31/2017	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88	41	.80	.80	1.12	1.52
Class R-3:
10/31/2021	11.27	.17	1.45	1.62	(.24)	(.16)	(.40)	12.49	14.62	263	.66	.66	.93	1.44
10/31/2020	11.19	.21	.22	.43	(.19)	(.16)	(.35)	11.27	3.94	279	.67	.67	1.11	1.93
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95	298	.67	.67	.98	2.24
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)	285	.67	.67	.99	1.85
10/31/2017	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11	291	.66	.66	.98	1.76
Class R-4:
10/31/2021	11.35	.21	1.46	1.67	(.28)	(.16)	(.44)	12.58	14.97	315	.36	.36	.63	1.73
10/31/2020	11.26	.25	.23	.48	(.23)	(.16)	(.39)	11.35	4.31	315	.36	.36	.80	2.22
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324	.36	.36	.67	2.54
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310	.37	.37	.69	2.17
10/31/2017	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36	353	.36	.36	.68	2.06
Class R-5E:
10/31/2021	11.34	.23	1.46	1.69	(.31)	(.16)	(.47)	12.56	15.14	141	.16	.16	.43	1.90
10/31/2020	11.24	.28	.23	.51	(.25)	(.16)	(.41)	11.34	4.59	137	.16	.16	.60	2.52
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154	.16	.16	.47	2.67
10/31/2018	10.99	.24	(.24)	— [11]	(.21)	(.09)	(.30)	10.69	(.08)	104	.16	.16	.48	2.22
10/31/2017	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62	46	.15	.15	.47	2.24
Class R-5:
10/31/2021	11.46	.25	1.46	1.71	(.31)	(.16)	(.47)	12.70	15.24	72	.06	.06	.33	2.05
10/31/2020	11.36	.29	.23	.52	(.26)	(.16)	(.42)	11.46	4.67	74	.06	.06	.50	2.54
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81	.07	.07	.38	2.90
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108	.07	.07	.39	2.47
10/31/2017	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70	206	.06	.06	.38	2.31
Class R-6:
10/31/2021	11.42	.25	1.47	1.72	(.32)	(.16)	(.48)	12.66	15.36	2,713	.01	.01	.28	2.05
10/31/2020	11.33	.29	.23	.52	(.27)	(.16)	(.43)	11.42	4.65	2,191	.01	.01	.45	2.54
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905	.01	.01	.32	2.85
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380	.01	.01	.33	2.50
10/31/2017	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77	1,012	.02	.02	.34	2.37

See end of tables for footnotes.

American Funds Target Date Retirement Series	95

Financial highlights (continued)

	Period ended October 31,
Portfolio turnover rate for all share classes	2021		2020		2019		2018		2017
2065 Fund	13%		22%[7,8,9]
2060 Fund	12		3	[17]	—%[18]		3%		4%
2055 Fund	14	[17]	3	[17]	—	[18]	—	[18]	1
2050 Fund	14	[17]	4	[17]	—	[18]	—	[18]	—	[18]
2045 Fund	15	[17]	4	[17]	—	[18]	—	[18]	—	[18]
2040 Fund	17	[17]	5	[17]	—	[18]	—	[18]	—	[18]
2035 Fund	17	[17]	9	[17]	—	[18]	—	[18]	—	[18]
2030 Fund	21		8	[17]	—	[18]	—	[18]	—	[18]
2025 Fund	18	[17]	12	[17]	—	[18]	—	[18]	—	[18]
2020 Fund	20	[17]	13	[17]	2		2		1
2015 Fund	21	[17]	13		6		7		4
2010 Fund	20	[17]	12		5		8		5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class F-3 shares on certain funds. In addition, during the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses during 2065 Fund’s startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Amount less than $.01.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Class T shares began investment operations on April 7, 2017.
[16]	Class F-3 shares began investment operations on January 27, 2017.
[17]	Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to two percentage points if the value of securities sold due to in-kind redemptions were excluded.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

96	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Target Date Retirement Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Target Date Retirement Series (the “Funds”) comprising the American Funds 2065 Target Date Retirement Fund, American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund, including the investment portfolios, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds 2065 Target Date Retirement Fund; the related statement of operations for the year ended October 31, 2021, and the statement of changes in net assets and financial highlights for the year ended October 31, 2021 and the period from March 27, 2020 (commencement of operations) through October 31, 2020, for American Funds 2065 Target Date Retirement Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds 2065 Target Date Retirement Fund, as of October 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds 2065 Target Date Retirement Fund as of October 31, 2021; the results of operations for the year ended October 31, 2021, and the changes in net assets and financial highlights for American Funds 2065 Target Date Retirement Fund for the year ended October 31, 2021 and for the period from March 27, 2020 (commencement of operations) through October 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2021, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
December 7, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Target Date Retirement Series	97

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2021, through October 31, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

98	American Funds Target Date Retirement Series

Expense example (continued)

2065 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,072.15	$2.09	.40%	$4.02	.77%
Class A – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.92	.77
Class C – actual return	1,000.00	1,068.70	5.74	1.10	7.66	1.47
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class T – actual return	1,000.00	1,073.86	.84	.16	2.77	.53
Class T – assumed 5% return	1,000.00	1,024.40	.82	.16	2.70	.53
Class F-1 – actual return	1,000.00	1,072.74	1.99	.38	3.92	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class F-2 – actual return	1,000.00	1,073.86	.52	.10	2.46	.47
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.40	.47
Class F-3 – actual return	1,000.00	1,074.49	.16	.03	2.09	.40
Class F-3 – assumed 5% return	1,000.00	1,025.05	.15	.03	2.04	.40
Class R-1 – actual return	1,000.00	1,068.90	5.63	1.08	7.56	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.37	1.45
Class R-2 – actual return	1,000.00	1,068.11	5.84	1.12	7.77	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class R-2E – actual return	1,000.00	1,070.44	4.23	.81	6.16	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.01	1.18
Class R-3 – actual return	1,000.00	1,071.03	3.50	.67	5.43	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.30	1.04
Class R-4 – actual return	1,000.00	1,072.78	1.93	.37	3.87	.74
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class R-5E – actual return	1,000.00	1,073.28	.89	.17	2.82	.54
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.75	.54
Class R-5 – actual return	1,000.00	1,073.86	.42	.08	2.35	.45
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	2.29	.45
Class R-6 – actual return	1,000.00	1,074.49	.16	.03	2.09	.40
Class R-6 – assumed 5% return	1,000.00	1,025.05	.15	.03	2.04	.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	99

Expense example (continued)

2060 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,072.81	$1.83	.35%	$3.76	.72%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.67	.72
Class C – actual return	1,000.00	1,069.21	5.58	1.07	7.51	1.44
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.32	1.44
Class T – actual return	1,000.00	1,073.77	.73	.14	2.67	.51
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.60	.51
Class F-1 – actual return	1,000.00	1,072.81	1.93	.37	3.87	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class F-2 – actual return	1,000.00	1,074.18	.47	.09	2.40	.46
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.35	.46
Class F-3 – actual return	1,000.00	1,074.32	.05	.01	1.99	.38
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38
Class R-1 – actual return	1,000.00	1,068.34	5.73	1.10	7.66	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class R-2 – actual return	1,000.00	1,068.62	5.74	1.10	7.66	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class R-2E – actual return	1,000.00	1,070.58	4.18	.80	6.11	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.96	1.17
Class R-3 – actual return	1,000.00	1,071.56	3.39	.65	5.33	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.19	1.02
Class R-4 – actual return	1,000.00	1,072.81	1.83	.35	3.76	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.67	.72
Class R-5E – actual return	1,000.00	1,073.90	.78	.15	2.72	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.65	.52
Class R-5 – actual return	1,000.00	1,074.05	.26	.05	2.20	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.14	.42
Class R-6 – actual return	1,000.00	1,074.59	.05	.01	1.99	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

See end of tables for footnotes.

100	American Funds Target Date Retirement Series

Expense example (continued)

2055 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,072.83	$1.72	.33%	$3.66	.70%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.57	.70
Class C – actual return	1,000.00	1,068.73	5.58	1.07	7.51	1.44
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.32	1.44
Class T – actual return	1,000.00	1,073.55	.68	.13	2.61	.50
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.55	.50
Class F-1 – actual return	1,000.00	1,072.12	1.93	.37	3.86	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class F-2 – actual return	1,000.00	1,073.55	.47	.09	2.40	.46
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.35	.46
Class F-3 – actual return	1,000.00	1,074.21	.05	.01	1.99	.38
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38
Class R-1 – actual return	1,000.00	1,068.30	5.73	1.10	7.66	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class R-2 – actual return	1,000.00	1,068.58	5.74	1.10	7.66	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class R-2E – actual return	1,000.00	1,070.11	4.17	.80	6.10	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.96	1.17
Class R-3 – actual return	1,000.00	1,070.53	3.39	.65	5.32	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.19	1.02
Class R-4 – actual return	1,000.00	1,072.16	1.83	.35	3.76	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.67	.72
Class R-5E – actual return	1,000.00	1,073.43	.78	.15	2.72	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.65	.52
Class R-5 – actual return	1,000.00	1,074.12	.26	.05	2.20	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.14	.42
Class R-6 – actual return	1,000.00	1,074.41	.05	.01	1.99	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

See end of tables for footnotes.

American Funds Target Date Retirement Series	101

Expense example (continued)

2050 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,071.53	$1.72	.33%	$3.60	.69%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.52	.69
Class C – actual return	1,000.00	1,067.74	5.58	1.07	7.45	1.43
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.27	1.43
Class T – actual return	1,000.00	1,072.44	.68	.13	2.56	.49
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.50	.49
Class F-1 – actual return	1,000.00	1,071.62	1.93	.37	3.81	.73
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.72	.73
Class F-2 – actual return	1,000.00	1,073.04	.47	.09	2.35	.45
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.29	.45
Class F-3 – actual return	1,000.00	1,073.37	.05	.01	1.93	.37
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37
Class R-1 – actual return	1,000.00	1,067.79	5.73	1.10	7.61	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.43	1.46
Class R-2 – actual return	1,000.00	1,067.28	5.73	1.10	7.61	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.43	1.46
Class R-2E – actual return	1,000.00	1,068.89	4.17	.80	6.05	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.90	1.16
Class R-3 – actual return	1,000.00	1,070.00	3.39	.65	5.27	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.14	1.01
Class R-4 – actual return	1,000.00	1,071.22	1.83	.35	3.71	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.62	.71
Class R-5E – actual return	1,000.00	1,072.77	.78	.15	2.66	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.60	.51
Class R-5 – actual return	1,000.00	1,073.32	.26	.05	2.14	.41
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.09	.41
Class R-6 – actual return	1,000.00	1,073.57	.05	.01	1.93	.37
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37

See end of tables for footnotes.

102	American Funds Target Date Retirement Series

Expense example (continued)

2045 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,070.58	$1.67	.32%	$3.55	.68%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.47	.68
Class C – actual return	1,000.00	1,066.24	5.57	1.07	7.45	1.43
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.27	1.43
Class T – actual return	1,000.00	1,071.50	.68	.13	2.56	.49
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.50	.49
Class F-1 – actual return	1,000.00	1,070.11	1.93	.37	3.81	.73
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.72	.73
Class F-2 – actual return	1,000.00	1,071.50	.47	.09	2.35	.45
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.29	.45
Class F-3 – actual return	1,000.00	1,071.92	.05	.01	1.93	.37
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37
Class R-1 – actual return	1,000.00	1,066.36	5.73	1.10	7.60	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.43	1.46
Class R-2 – actual return	1,000.00	1,066.10	5.73	1.10	7.60	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.43	1.46
Class R-2E – actual return	1,000.00	1,067.44	4.17	.80	6.04	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.90	1.16
Class R-3 – actual return	1,000.00	1,068.60	3.39	.65	5.27	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.14	1.01
Class R-4 – actual return	1,000.00	1,070.23	1.83	.35	3.70	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.62	.71
Class R-5E – actual return	1,000.00	1,071.32	.78	.15	2.66	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.60	.51
Class R-5 – actual return	1,000.00	1,071.78	.26	.05	2.14	.41
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.09	.41
Class R-6 – actual return	1,000.00	1,072.08	.05	.01	1.93	.37
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37

See end of tables for footnotes.

American Funds Target Date Retirement Series	103

Expense example (continued)

2040 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,068.36	$1.72	.33%	$3.55	.68%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.47	.68
Class C – actual return	1,000.00	1,064.28	5.57	1.07	7.39	1.42
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.22	1.42
Class T – actual return	1,000.00	1,069.28	.68	.13	2.50	.48
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.45	.48
Class F-1 – actual return	1,000.00	1,067.83	1.93	.37	3.75	.72
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.67	.72
Class F-2 – actual return	1,000.00	1,069.89	.47	.09	2.30	.44
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.24	.44
Class F-3 – actual return	1,000.00	1,070.22	.05	.01	1.88	.36
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36
Class R-1 – actual return	1,000.00	1,064.28	5.72	1.10	7.54	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.37	1.45
Class R-2 – actual return	1,000.00	1,064.00	5.72	1.10	7.54	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.37	1.45
Class R-2E – actual return	1,000.00	1,066.06	4.17	.80	5.99	1.15
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.85	1.15
Class R-3 – actual return	1,000.00	1,066.14	3.39	.65	5.21	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.09	1.00
Class R-4 – actual return	1,000.00	1,068.03	1.82	.35	3.65	.70
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.57	.70
Class R-5E – actual return	1,000.00	1,069.07	.78	.15	2.61	.50
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.55	.50
Class R-5 – actual return	1,000.00	1,069.71	.26	.05	2.09	.40
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.04	.40
Class R-6 – actual return	1,000.00	1,069.94	.05	.01	1.88	.36
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36

See end of tables for footnotes.

104	American Funds Target Date Retirement Series

Expense example (continued)

2035 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,062.21	$1.77	.34%	$3.53	.68%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.47	.68
Class C – actual return	1,000.00	1,058.72	5.55	1.07	7.32	1.41
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.17	1.41
Class T – actual return	1,000.00	1,063.75	.68	.13	2.44	.47
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.40	.47
Class F-1 – actual return	1,000.00	1,062.64	1.92	.37	3.69	.71
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.62	.71
Class F-2 – actual return	1,000.00	1,063.78	.47	.09	2.24	.43
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.19	.43
Class F-3 – actual return	1,000.00	1,064.19	.05	.01	1.82	.35
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35
Class R-1 – actual return	1,000.00	1,058.55	5.71	1.10	7.47	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.32	1.44
Class R-2 – actual return	1,000.00	1,058.42	5.71	1.10	7.47	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.32	1.44
Class R-2E – actual return	1,000.00	1,060.24	4.15	.80	5.92	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.80	1.14
Class R-3 – actual return	1,000.00	1,060.88	3.38	.65	5.14	.99
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.04	.99
Class R-4 – actual return	1,000.00	1,062.37	1.82	.35	3.59	.69
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.52	.69
Class R-5E – actual return	1,000.00	1,063.42	.78	.15	2.55	.49
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.50	.49
Class R-5 – actual return	1,000.00	1,064.24	.26	.05	2.03	.39
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.99	.39
Class R-6 – actual return	1,000.00	1,063.96	.05	.01	1.82	.35
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35

See end of tables for footnotes.

American Funds Target Date Retirement Series	105

Expense example (continued)

2030 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,051.71	$1.81	.35%	$3.46	.67%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.41	.67
Class C – actual return	1,000.00	1,047.67	5.52	1.07	7.17	1.39
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.07	1.39
Class T – actual return	1,000.00	1,052.83	.72	.14	2.38	.46
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.35	.46
Class F-1 – actual return	1,000.00	1,051.58	1.91	.37	3.57	.69
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class F-2 – actual return	1,000.00	1,052.87	.47	.09	2.12	.41
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.09	.41
Class F-3 – actual return	1,000.00	1,053.90	.05	.01	1.71	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class R-1 – actual return	1,000.00	1,048.00	5.68	1.10	7.33	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.22	1.42
Class R-2 – actual return	1,000.00	1,048.39	5.68	1.10	7.33	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.22	1.42
Class R-2E – actual return	1,000.00	1,049.23	4.13	.80	5.79	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.70	1.12
Class R-3 – actual return	1,000.00	1,050.06	3.36	.65	5.01	.97
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.94	.97
Class R-4 – actual return	1,000.00	1,051.83	1.81	.35	3.47	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.41	.67
Class R-5E – actual return	1,000.00	1,053.03	.78	.15	2.43	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	1,053.48	.26	.05	1.92	.37
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.89	.37
Class R-6 – actual return	1,000.00	1,053.73	.05	.01	1.71	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

See end of tables for footnotes.

106	American Funds Target Date Retirement Series

Expense example (continued)

2025 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,043.97	$1.75	.34%	$3.30	.64%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.26	.64
Class C – actual return	1,000.00	1,039.82	5.50	1.07	7.04	1.37
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.97	1.37
Class T – actual return	1,000.00	1,045.17	.72	.14	2.27	.44
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.24	.44
Class F-1 – actual return	1,000.00	1,043.67	1.91	.37	3.45	.67
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class F-2 – actual return	1,000.00	1,045.23	.46	.09	2.01	.39
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.99	.39
Class F-3 – actual return	1,000.00	1,045.74	.05	.01	1.60	.31
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.58	.31
Class R-1 – actual return	1,000.00	1,040.37	5.66	1.10	7.20	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.12	1.40
Class R-2 – actual return	1,000.00	1,039.92	5.66	1.10	7.20	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.12	1.40
Class R-2E – actual return	1,000.00	1,041.62	4.12	.80	5.66	1.10
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.60	1.10
Class R-3 – actual return	1,000.00	1,041.95	3.35	.65	4.89	.95
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.84	.95
Class R-4 – actual return	1,000.00	1,044.05	1.80	.35	3.35	.65
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.31	.65
Class R-5E – actual return	1,000.00	1,044.69	.77	.15	2.32	.45
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.29	.45
Class R-5 – actual return	1,000.00	1,045.42	.26	.05	1.80	.35
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.79	.35
Class R-6 – actual return	1,000.00	1,046.18	.05	.01	1.60	.31
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.58	.31

See end of tables for footnotes.

American Funds Target Date Retirement Series	107

Expense example (continued)

2020 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,037.55	$1.75	.34%	$3.24	.63%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.21	.63
Class C – actual return	1,000.00	1,033.31	5.54	1.08	7.02	1.37
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	6.97	1.37
Class T – actual return	1,000.00	1,038.94	.62	.12	2.11	.41
Class T – assumed 5% return	1,000.00	1,024.60	.61	.12	2.09	.41
Class F-1 – actual return	1,000.00	1,037.11	1.90	.37	3.39	.66
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.36	.66
Class F-2 – actual return	1,000.00	1,039.00	.46	.09	1.95	.38
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.94	.38
Class F-3 – actual return	1,000.00	1,038.88	.05	.01	1.54	.30
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30
Class R-1 – actual return	1,000.00	1,033.85	5.64	1.10	7.13	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.07	1.39
Class R-2 – actual return	1,000.00	1,033.31	5.64	1.10	7.12	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.07	1.39
Class R-2E – actual return	1,000.00	1,034.67	4.10	.80	5.59	1.09
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.55	1.09
Class R-3 – actual return	1,000.00	1,035.78	3.34	.65	4.82	.94
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.79	.94
Class R-4 – actual return	1,000.00	1,037.61	1.80	.35	3.29	.64
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.26	.64
Class R-5E – actual return	1,000.00	1,038.39	.77	.15	2.26	.44
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.24	.44
Class R-5 – actual return	1,000.00	1,039.34	.26	.05	1.75	.34
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.73	.34
Class R-6 – actual return	1,000.00	1,038.75	.05	.01	1.54	.30
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30

See end of tables for footnotes.

108	American Funds Target Date Retirement Series

Expense example (continued)

2015 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,035.27	$1.80	.35%	$3.23	.63%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.21	.63
Class C – actual return	1,000.00	1,031.16	5.48	1.07	6.91	1.35
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.87	1.35
Class T – actual return	1,000.00	1,036.04	.62	.12	2.05	.40
Class T – assumed 5% return	1,000.00	1,024.60	.61	.12	2.04	.40
Class F-1 – actual return	1,000.00	1,034.75	1.90	.37	3.33	.65
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.31	.65
Class F-2 – actual return	1,000.00	1,036.87	.46	.09	1.90	.37
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.89	.37
Class F-3 – actual return	1,000.00	1,036.76	.05	.01	1.49	.29
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.48	.29
Class R-1 – actual return	1,000.00	1,031.20	5.63	1.10	7.07	1.38
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.02	1.38
Class R-2 – actual return	1,000.00	1,030.39	5.63	1.10	7.06	1.38
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.02	1.38
Class R-2E – actual return	1,000.00	1,031.98	4.10	.80	5.53	1.08
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.50	1.08
Class R-3 – actual return	1,000.00	1,034.04	3.33	.65	4.77	.93
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.74	.93
Class R-4 – actual return	1,000.00	1,034.54	1.79	.35	3.23	.63
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.21	.63
Class R-5E – actual return	1,000.00	1,035.41	.77	.15	2.21	.43
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.19	.43
Class R-5 – actual return	1,000.00	1,036.55	.26	.05	1.69	.33
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.68	.33
Class R-6 – actual return	1,000.00	1,036.70	.05	.01	1.49	.29
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.48	.29

See end of tables for footnotes.

American Funds Target Date Retirement Series	109

Expense example (continued)

2010 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,031.10	$1.69	.33%	$3.07	.60%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.06	.60
Class C – actual return	1,000.00	1,026.57	5.47	1.07	6.84	1.34
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.82	1.34
Class T – actual return	1,000.00	1,031.91	.67	.13	2.05	.40
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.04	.40
Class F-1 – actual return	1,000.00	1,030.43	1.89	.37	3.28	.64
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.26	.64
Class F-2 – actual return	1,000.00	1,031.96	.46	.09	1.84	.36
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.84	.36
Class F-3 – actual return	1,000.00	1,032.70	.05	.01	1.43	.28
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28
Class R-1 – actual return	1,000.00	1,027.03	5.62	1.10	7.00	1.37
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	6.97	1.37
Class R-2 – actual return	1,000.00	1,027.39	5.62	1.10	7.00	1.37
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	6.97	1.37
Class R-2E – actual return	1,000.00	1,028.29	4.09	.80	5.47	1.07
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.45	1.07
Class R-3 – actual return	1,000.00	1,028.83	3.32	.65	4.70	.92
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.69	.92
Class R-4 – actual return	1,000.00	1,031.14	1.79	.35	3.17	.62
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.16	.62
Class R-5E – actual return	1,000.00	1,032.04	.77	.15	2.15	.42
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.14	.42
Class R-5 – actual return	1,000.00	1,032.52	.26	.05	1.64	.32
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.63	.32
Class R-6 – actual return	1,000.00	1,032.63	.05	.01	1.43	.28
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

110	American Funds Target Date Retirement Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2021:

	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Long-term capital gains	$44,000	$75,912,000	$213,174,000	$385,728,000
Foreign taxes (per share)	$0.0005	$0.0012	$0.0020	$0.0017
Foreign source income (per share)	$0.0188	$0.0331	$0.0526	$0.0418
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%
U.S. government income that may be exempt from state taxation	$107,000	$3,199,000	$7,390,000	$12,830,000

	2045 Fund	2040 Fund	2035 Fund	2030 Fund
Long-term capital gains	$444,838,000	$577,612,000	$669,536,000	$688,614,000
Foreign taxes (per share)	$0.0017	$0.0017	$0.0015	$0.0012
Foreign source income (per share)	$0.0399	$0.0397	$0.0446	$0.0514
Qualified dividend income	100%	100%	100%	100%
Section 163(j) interest dividends	—	—	$44,690,000	$176,404,000
Corporate dividends received deduction	100%	100%	$276,143,000	$339,758,000
U.S. government income that may be exempt from state taxation	$16,369,000	$25,946,000	$45,909,000	$75,318,000

	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Long-term capital gains	$527,973,000	$338,248,000	$86,462,000	$52,109,000
Foreign taxes (per share)	$0.0008	$0.0005	$0.0004	$0.0003
Foreign source income (per share)	$0.0432	$0.0314	$0.0261	$0.0189
Qualified dividend income	$462,211,000	$285,679,000	$97,509,000	$65,658,000
Section 199A dividends	$5,719,000	$5,297,000	$1,981,000	$1,565,000
Section 163(j) interest dividends	$217,388,000	$187,242,000	$60,742,000	$44,736,000
Corporate dividends received deduction	$257,825,000	$152,929,000	$51,087,000	$34,302,000
U.S. government income that may be exempt from state taxation	$77,509,000	$52,874,000	$16,529,000	$12,511,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

American Funds Target Date Retirement Series	111

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2010	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
R. Clark Hooper, 1946	2012	Private investor	90	None
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	93	Mastercard Incorporated; Trimble Inc. (software, hardware and services technology)
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Bradley J. Vogt, 1965 President and Trustee	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 113 for footnotes.

112	American Funds Target Date Retirement Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walt Burkley, 1966 Principal Executive Officer	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair, President and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2021	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Rich Lang, 1969 Vice President	2015	Senior Vice President, Capital Group Institutional Investment Services Division, American Funds Distributors, Inc.[6]
Maria Manotok, 1974 Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Target Date Retirement Series	113

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114	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	115

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

116	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class R-6 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builderand SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class R-6 share results as of December 31, 2020. Seven of the 11 fixed income American Funds available in Class R-6 shares that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class R-6 shares were first offered on May 1, 2009. Class R-6 share results prior to the date of first sale are hypothetical based on results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after May 1, 2009, also include hypothetical returns because those funds’ Class R-6 shares sold after the funds’ date of first offering. For Short-Term Bond Fund of America, shares first sold on November 20, 2009; results prior to that date are hypothetical, except for the period between May 7, 2009, and June 15, 2009, a short period when the fund had shareholders and actual results were calculated. Refer to each fund’s prospectus for more information on specific expenses.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFTDF

Registrant:

a) Audit Fees:
Audit	2020	161,000
	2021	83,000

b) Audit-Related Fees:
	2020	29,000
	2021	29,000

c) Tax Fees:
	2020	43,000
	2021	47,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	1,605,000
	2021	1,442,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2020	68,000
	2021	1,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	None
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $1,744,000 for fiscal year 2020 and $1,520,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley______________
Walter R. Burkley, Principal Executive Officer

Date: December 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 31, 2021

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2021